John Hancock
Multifactor ETFs
Quarterly portfolio holdings 7/31/2023

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 7-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%		$516,744,809
(Cost $451,905,329)
Australia - 7.2%		37,488,817
Ampol, Ltd.	27,816	615,734
ANZ Group Holdings, Ltd.	69,514	1,206,182
APA Group	84,340	568,325
Aristocrat Leisure, Ltd.	17,144	454,359
ASX, Ltd.	5,205	217,844
Atlas Arteria, Ltd.	23,405	99,045
BHP Group, Ltd.	102,788	3,186,822
BlueScope Steel, Ltd.	62,178	915,066
Brambles, Ltd.	93,075	882,450
carsales.com, Ltd.	14,970	250,776
Cochlear, Ltd.	4,337	699,000
Coles Group, Ltd.	31,712	388,704
Commonwealth Bank of Australia	36,161	2,575,845
Computershare, Ltd.	36,807	622,044
CSL, Ltd.	10,115	1,830,230
Dexus	27,741	153,659
EBOS Group, Ltd.	2,491	59,763
Endeavour Group, Ltd.	85,855	351,749
Fortescue Metals Group, Ltd.	78,729	1,150,157
Goodman Group	24,368	337,274
IDP Education, Ltd.	9,693	162,507
IGO, Ltd.	64,113	596,195
Insurance Australia Group, Ltd.	162,897	650,925
Macquarie Group, Ltd.	7,366	868,676
Medibank Private, Ltd.	220,434	521,373
Mineral Resources, Ltd.	10,792	519,452
Mirvac Group	101,962	160,775
National Australia Bank, Ltd.	64,687	1,238,809
Newcrest Mining, Ltd.	14,960	266,234
Northern Star Resources, Ltd.	76,197	590,985
Origin Energy, Ltd.	119,289	680,843
Pilbara Minerals, Ltd.	154,591	504,188
Qantas Airways, Ltd. (A)	34,232	150,629
QBE Insurance Group, Ltd.	101,475	1,078,336
Ramsay Health Care, Ltd.	12,831	509,346
REA Group, Ltd.	3,308	351,149
Reece, Ltd.	17,322	228,780
Rio Tinto, Ltd.	16,621	1,311,191
Santos, Ltd.	134,496	721,416
Scentre Group	139,521	264,186
SEEK, Ltd.	9,874	165,674
Sonic Healthcare, Ltd.	60,782	1,439,672
South32, Ltd.	108,937	284,820
Stockland	74,910	213,018
Suncorp Group, Ltd.	86,827	832,574
Telstra Corp., Ltd.	112,863	323,985
The GPT Group	49,519	144,819
The Lottery Corp., Ltd.	149,742	521,672
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
TPG Telecom, Ltd.	21,718	$73,466
Transurban Group	36,248	350,265
Treasury Wine Estates, Ltd.	48,902	370,717
Vicinity, Ltd.	112,849	150,186
Wesfarmers, Ltd.	23,016	770,038
Westpac Banking Corp.	85,316	1,284,331
WiseTech Global, Ltd.	8,296	479,588
Woodside Energy Group, Ltd.	46,842	1,199,134
Woolworths Group, Ltd.	33,011	859,081
Yancoal Australia, Ltd.	24,662	84,754
Austria - 0.2%		1,070,791
ANDRITZ AG	2,139	113,343
BAWAG Group AG (A)(B)	798	38,977
Erste Group Bank AG	6,788	257,304
EVN AG	1,399	33,240
OMV AG	5,619	254,004
Raiffeisen Bank International AG (A)	4,022	65,275
Strabag SE, Bearer Shares	399	16,805
Telekom Austria AG (A)	2,932	22,370
Verbund AG	1,027	85,320
voestalpine AG	5,549	184,153
Belgium - 0.9%		4,664,273
Ackermans & van Haaren NV	2,225	388,583
Ageas SA/NV	25,040	1,063,731
Anheuser-Busch InBev SA/NV	24,864	1,426,889
D’ieteren Group	487	85,213
Elia Group SA/NV	373	46,019
KBC Group NV	11,461	864,325
Solvay SA	3,306	397,673
UCB SA	1,294	114,878
Umicore SA	5,566	165,203
Warehouses De Pauw CVA	3,771	111,759
Chile - 0.1%		345,229
Antofagasta PLC	15,995	345,229
Denmark - 2.9%		15,381,302
AP Moller - Maersk A/S, Series A	83	167,368
AP Moller - Maersk A/S, Series B	98	202,037
Carlsberg A/S, Class B	6,884	1,035,253
Coloplast A/S, B Shares	7,369	918,386
Danske Bank A/S	46,766	1,112,883
DSV A/S	5,317	1,067,443
Genmab A/S (A)	4,771	1,967,183
Novo Nordisk A/S, B Shares	36,434	5,887,180
Novozymes A/S, B Shares	15,762	792,845
Orsted A/S (B)	5,291	462,776
Tryg A/S	21,653	428,940
Vestas Wind Systems A/S (A)	49,828	1,339,008
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland - 1.2%		$6,273,290
Elisa OYJ	10,040	525,142
Fortum OYJ	27,669	375,535
Kesko OYJ, A Shares	8,349	167,719
Kesko OYJ, B Shares	19,155	384,267
Kone OYJ, Class B	10,504	540,147
Metso Corp.	47,676	542,736
Neste OYJ	11,808	435,613
Nokia OYJ	139,942	552,061
Nordea Bank ABP	77,280	878,124
Orion OYJ, Class A	1,431	55,931
Orion OYJ, Class B	7,086	272,975
Sampo OYJ, A Shares	8,861	391,667
Stora Enso OYJ, R Shares	58,216	715,996
UPM-Kymmene OYJ	13,119	435,377
France - 11.1%		58,309,555
Air Liquide SA	6,490	1,168,931
Airbus SE	13,981	2,065,269
AXA SA	52,823	1,628,973
BNP Paribas SA	26,692	1,766,345
Capgemini SE	10,041	1,825,006
Cie de Saint-Gobain	37,013	2,508,919
Cie Generale des Etablissements Michelin SCA	66,298	2,176,094
Credit Agricole SA	105,898	1,317,729
Danone SA	43,662	2,673,190
Dassault Systemes SE	18,905	810,508
Engie SA	150,903	2,481,031
EssilorLuxottica SA	6,260	1,262,646
Hermes International	689	1,531,849
Kering SA	1,498	864,789
Legrand SA	11,776	1,183,069
L’Oreal SA	4,522	2,109,962
LVMH Moet Hennessy Louis Vuitton SE	5,640	5,273,812
Orange SA	309,980	3,514,748
Pernod Ricard SA	10,973	2,426,916
Safran SA	15,563	2,590,321
Sanofi	22,814	2,442,162
Sartorius Stedim Biotech	1,130	354,453
Schneider Electric SE	9,518	1,700,460
Societe Generale SA	60,482	1,648,106
Thales SA	4,890	732,971
TotalEnergies SE	114,282	6,962,852
Vinci SA	27,932	3,288,444
Germany - 7.0%		36,729,713
adidas AG	4,022	815,940
Allianz SE	10,177	2,439,371
BASF SE	25,647	1,379,075
Bayer AG	45,601	2,671,741
Bayerische Motoren Werke AG	7,756	948,006
Beiersdorf AG	4,471	580,695
Carl Zeiss Meditec AG, Bearer Shares	1,687	195,951
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Commerzbank AG	37,608	$450,929
Continental AG	10,238	819,728
Daimler Truck Holding AG	24,887	937,048
Deutsche Bank AG	149,154	1,657,654
Deutsche Boerse AG	5,357	1,029,479
Deutsche Telekom AG	113,974	2,493,387
DHL Group	24,101	1,241,470
E.ON SE	300,712	3,814,484
Fresenius SE & Company KGaA	42,228	1,328,314
Hannover Rueck SE	2,675	572,611
Hapag-Lloyd AG (B)(C)	945	216,092
Heidelberg Materials AG	5,162	419,454
Henkel AG & Company KGaA	5,839	409,057
Infineon Technologies AG	20,537	905,723
Mercedes-Benz Group AG	41,799	3,347,651
Merck KGaA	1,557	274,324
MTU Aero Engines AG	844	197,556
Muenchener Rueckversicherungs-Gesellschaft AG	1,731	653,857
RWE AG	25,045	1,080,511
SAP SE	11,508	1,578,406
Siemens AG	12,681	2,166,844
Siemens Energy AG (A)	27,066	459,263
Siemens Healthineers AG (B)	3,041	177,098
Symrise AG	6,087	666,961
Volkswagen AG	1,574	252,416
Vonovia SE	23,427	548,617
Hong Kong - 2.1%		10,937,214
AIA Group, Ltd.	334,324	3,318,076
BOC Hong Kong Holdings, Ltd.	95,795	291,118
Budweiser Brewing Company APAC, Ltd. (B)	33,400	80,944
Chow Tai Fook Jewellery Group, Ltd.	146,000	253,483
CK Asset Holdings, Ltd.	96,969	559,530
CK Hutchison Holdings, Ltd.	72,773	448,842
CK Infrastructure Holdings, Ltd.	44,429	235,000
CLP Holdings, Ltd.	49,071	399,240
Galaxy Entertainment Group, Ltd. (A)	22,641	164,320
Hang Seng Bank, Ltd.	19,889	302,720
Henderson Land Development Company, Ltd.	93,398	287,426
Hong Kong & China Gas Company, Ltd.	116,065	99,267
Hong Kong Exchanges & Clearing, Ltd.	29,625	1,237,620
Link REIT	64,852	362,982
MTR Corp., Ltd.	41,913	192,671
Power Assets Holdings, Ltd.	99,073	518,314
Prudential PLC	28,118	391,627
Sun Hung Kai Properties, Ltd.	42,662	533,637
Swire Properties, Ltd.	73,601	184,033
Techtronic Industries Company, Ltd.	45,077	508,935
Wharf Real Estate Investment Company, Ltd.	105,993	567,429
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Ireland - 1.2%		$6,094,366
Bank of Ireland Group PLC	36,525	386,437
CRH PLC	35,453	2,117,827
Experian PLC	46,331	1,793,719
Flutter Entertainment PLC (A)	2,603	519,172
James Hardie Industries PLC, CHESS Depositary Interest (A)	11,890	348,365
Kerry Group PLC, Class A	1,789	178,232
Kingspan Group PLC	9,326	750,614
Israel - 0.4%		1,904,964
Azrieli Group, Ltd.	415	23,697
Bank Hapoalim BM	43,825	390,922
Bank Leumi Le-Israel BM	64,104	513,896
CyberArk Software, Ltd. (A)	235	39,012
Elbit Systems, Ltd.	308	65,658
ICL Group, Ltd.	20,323	135,352
Israel Discount Bank, Ltd., Class A	36,051	191,785
Mizrahi Tefahot Bank, Ltd.	5,607	203,243
Nice, Ltd. (A)	617	133,870
Teva Pharmaceutical Industries, Ltd. (A)	18,972	159,237
Wix.com, Ltd. (A)	512	48,292
Italy - 2.4%		12,486,070
Amplifon SpA	7,195	244,252
Assicurazioni Generali SpA	16,355	349,464
Banca Mediolanum SpA	5,800	56,530
Davide Campari-Milano NV	23,322	314,478
DiaSorin SpA	1,406	158,196
Enel SpA	173,273	1,198,217
Eni SpA	119,713	1,832,544
Ferrari NV	3,107	998,227
FinecoBank Banca Fineco SpA	30,326	471,948
Infrastrutture Wireless Italiane SpA (B)	13,210	166,256
Intesa Sanpaolo SpA	381,461	1,105,705
Mediobanca Banca di Credito Finanziario SpA	62,393	833,752
Moncler SpA	13,176	954,728
Nexi SpA (A)(B)	6,670	57,905
Poste Italiane SpA (B)	28,886	331,063
PRADA SpA	33,600	238,040
Prysmian SpA	10,509	420,018
Recordati Industria Chimica e Farmaceutica SpA	6,946	359,558
Snam SpA	61,372	323,577
Telecom Italia SpA (A)(C)	335,958	97,159
Terna - Rete Elettrica Nazionale	64,171	543,940
UniCredit SpA	52,355	1,327,653
UnipolSai Assicurazioni SpA (C)	39,903	102,860
Japan - 24.1%		126,567,573
Advantest Corp.	5,900	810,793
Aeon Company, Ltd.	18,400	398,615
AGC, Inc.	28,200	1,019,392
Aisin Corp.	16,400	532,700
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Ajinomoto Company, Inc.	12,600	$491,035
ANA Holdings, Inc. (A)	9,500	227,738
Asahi Group Holdings, Ltd.	9,400	370,165
Asahi Intecc Company, Ltd.	9,800	201,270
Asahi Kasei Corp.	76,300	520,052
Astellas Pharma, Inc.	21,000	307,506
Bandai Namco Holdings, Inc.	13,503	305,452
BayCurrent Consulting, Inc.	8,000	258,333
Bridgestone Corp.	28,100	1,165,493
Canon, Inc.	21,700	560,980
Capcom Company, Ltd.	11,000	495,496
Central Japan Railway Company	4,444	567,229
Chubu Electric Power Company, Inc.	47,700	598,432
Chugai Pharmaceutical Company, Ltd.	12,500	372,237
Concordia Financial Group, Ltd.	77,900	356,110
CyberAgent, Inc.	27,000	170,631
Dai Nippon Printing Company, Ltd.	19,724	560,707
Daifuku Company, Ltd.	20,900	446,449
Dai-ichi Life Holdings, Inc.	27,900	570,548
Daiichi Sankyo Company, Ltd.	19,800	605,790
Daikin Industries, Ltd.	5,647	1,140,290
Daito Trust Construction Company, Ltd.	3,886	418,194
Daiwa House Industry Company, Ltd.	29,900	812,738
Daiwa House REIT Investment Corp.	51	100,507
Daiwa Securities Group, Inc.	95,300	516,544
Denso Corp.	10,200	709,362
Dentsu Group, Inc.	18,600	622,095
Disco Corp.	5,894	1,105,125
East Japan Railway Company	9,200	521,450
Eisai Company, Ltd.	2,772	175,123
ENEOS Holdings, Inc.	329,700	1,195,998
FANUC Corp.	9,350	286,133
Fast Retailing Company, Ltd.	4,057	1,015,392
Fuji Electric Company, Ltd.	12,393	559,813
FUJIFILM Holdings Corp.	10,300	597,861
Fujitsu, Ltd.	3,300	427,016
GLP J-REIT	101	99,592
GMO Payment Gateway, Inc.	2,800	213,528
Hakuhodo DY Holdings, Inc.	11,100	127,578
Hamamatsu Photonics KK	9,200	443,294
Hankyu Hanshin Holdings, Inc.	20,500	681,169
Hikari Tsushin, Inc.	541	80,229
Hirose Electric Company, Ltd.	1,005	127,252
Hitachi Construction Machinery Company, Ltd.	8,100	242,692
Hitachi, Ltd.	42,700	2,794,374
Honda Motor Company, Ltd.	45,854	1,456,497
Hoshizaki Corp.	4,200	161,047
Hoya Corp.	10,600	1,233,235
Hulic Company, Ltd.	59,800	509,066
Ibiden Company, Ltd.	5,200	315,704
Idemitsu Kosan Company, Ltd.	30,859	651,584
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Iida Group Holdings Company, Ltd.	9,000	$158,013
Inpex Corp.	48,300	622,957
Isuzu Motors, Ltd.	85,000	1,101,985
ITOCHU Corp.	70,400	2,849,099
Itochu Techno-Solutions Corp.	6,400	162,252
Japan Airlines Company, Ltd.	14,300	309,592
Japan Exchange Group, Inc.	29,900	520,956
Japan Metropolitan Fund Investment Corp.	173	118,718
Japan Post Bank Company, Ltd. (C)	8,000	66,610
Japan Post Holdings Company, Ltd.	41,500	303,480
Japan Post Insurance Company, Ltd.	12,900	208,690
Japan Real Estate Investment Corp.	37	148,958
Japan Tobacco, Inc.	52,500	1,165,065
JFE Holdings, Inc.	71,600	1,157,553
JSR Corp.	7,900	226,413
Kajima Corp.	37,200	588,057
Kao Corp.	13,600	517,083
Kawasaki Kisen Kaisha, Ltd. (C)	9,000	271,242
KDDI Corp.	40,400	1,190,560
Keio Corp.	4,370	145,298
Keisei Electric Railway Company, Ltd.	7,300	303,139
Keyence Corp.	2,770	1,243,069
Kikkoman Corp.	1,500	86,402
Kintetsu Group Holdings Company, Ltd.	7,000	235,058
Kirin Holdings Company, Ltd.	8,000	118,384
Kobayashi Pharmaceutical Company, Ltd.	1,100	60,528
Kobe Bussan Company, Ltd.	9,700	258,612
Koei Tecmo Holdings Company, Ltd.	5,900	100,991
Koito Manufacturing Company, Ltd.	11,900	218,644
Komatsu, Ltd.	42,500	1,185,740
Konami Group Corp.	6,200	347,746
Kose Corp.	1,000	97,973
Kubota Corp.	23,500	354,700
Kyocera Corp.	8,700	468,066
Kyowa Kirin Company, Ltd.	5,300	101,315
Lasertec Corp.	2,000	302,294
Lixil Corp.	29,200	373,529
M3, Inc.	10,200	234,253
Makita Corp.	2,500	70,154
Marubeni Corp.	47,600	842,079
MatsukiyoCocokara & Company	3,100	181,422
Mazda Motor Corp.	52,000	514,400
MEIJI Holdings Company, Ltd.	26,300	608,632
MINEBEA MITSUMI, Inc.	36,000	665,878
MISUMI Group, Inc.	18,100	330,521
Mitsubishi Chemical Group Corp.	171,300	1,024,207
Mitsubishi Corp.	33,000	1,687,394
Mitsubishi Electric Corp.	38,500	555,768
Mitsubishi Estate Company, Ltd.	22,800	278,742
Mitsubishi HC Capital, Inc.	110,000	727,682
Mitsubishi Heavy Industries, Ltd.	15,800	748,521
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Mitsubishi Motors Corp.	60,400	$242,994
Mitsubishi UFJ Financial Group, Inc.	294,870	2,378,386
Mitsui & Company, Ltd.	37,000	1,442,969
Mitsui Chemicals, Inc.	22,900	657,601
Mitsui Fudosan Company, Ltd.	18,500	380,013
Mitsui O.S.K. Lines, Ltd. (C)	23,300	602,671
Mizuho Financial Group, Inc.	52,700	891,686
MonotaRO Company, Ltd.	13,200	161,284
MS&AD Insurance Group Holdings, Inc.	11,800	439,510
Murata Manufacturing Company, Ltd.	12,100	708,984
NEC Corp.	16,603	839,382
Nexon Company, Ltd.	3,800	72,494
NGK Insulators, Ltd.	16,500	202,302
Nidec Corp.	9,500	565,199
Nintendo Company, Ltd.	22,270	1,010,990
Nippon Building Fund, Inc.	38	159,403
Nippon Express Holdings, Inc.	10,400	610,107
Nippon Paint Holdings Company, Ltd.	8,700	79,726
Nippon Sanso Holdings Corp.	15,100	364,747
Nippon Steel Corp. (C)	41,200	941,267
Nippon Telegraph & Telephone Corp.	894,150	1,025,176
Nippon Yusen KK (C)	15,400	373,727
Nissan Chemical Corp.	8,800	395,220
Nissan Motor Company, Ltd.	64,200	281,508
Nissin Foods Holdings Company, Ltd.	2,316	195,608
Nitori Holdings Company, Ltd.	2,201	270,400
Nitto Denko Corp.	18,394	1,307,569
Nomura Holdings, Inc.	91,400	377,295
Nomura Real Estate Master Fund, Inc.	123	146,478
Nomura Research Institute, Ltd.	10,600	300,736
NTT Data Group Corp.	18,600	258,617
Obayashi Corp.	55,300	511,626
Obic Company, Ltd.	1,100	180,159
Odakyu Electric Railway Company, Ltd.	13,600	198,812
Oji Holdings Corp.	79,200	312,720
Olympus Corp.	30,700	500,539
Omron Corp.	4,000	214,583
Ono Pharmaceutical Company, Ltd.	7,865	144,009
Oracle Corp. Japan	1,700	119,364
Oriental Land Company, Ltd.	10,500	402,766
ORIX Corp.	33,900	651,611
Osaka Gas Company, Ltd.	35,700	562,335
Otsuka Corp.	7,900	329,000
Otsuka Holdings Company, Ltd.	8,700	319,943
Pan Pacific International Holdings Corp.	23,500	464,608
Panasonic Holdings Corp.	88,804	1,100,050
Rakuten Group, Inc.	9,300	36,335
Recruit Holdings Company, Ltd.	25,300	878,413
Renesas Electronics Corp. (A)	24,700	479,032
Resona Holdings, Inc.	72,200	393,523
Ricoh Company, Ltd.	39,200	348,601
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Rohm Company, Ltd.	6,300	$589,738
SBI Holdings, Inc.	23,700	500,339
SCSK Corp.	8,100	134,686
Secom Company, Ltd.	2,261	151,704
Seiko Epson Corp.	45,300	743,681
Sekisui Chemical Company, Ltd.	54,000	820,566
Sekisui House, Ltd. (C)	18,100	369,312
Seven & i Holdings Company, Ltd.	20,500	850,271
SG Holdings Company, Ltd.	20,400	297,859
Sharp Corp. (A)(C)	12,500	74,342
Shimadzu Corp.	19,800	600,773
Shimano, Inc.	1,286	195,054
Shimizu Corp.	51,500	355,077
Shin-Etsu Chemical Company, Ltd.	32,990	1,086,432
Shionogi & Company, Ltd.	3,071	128,218
Shiseido Company, Ltd.	6,177	270,852
SMC Corp.	645	336,618
SoftBank Corp.	56,000	621,959
SoftBank Group Corp.	28,836	1,469,808
Sompo Holdings, Inc.	9,600	425,068
Sony Group Corp.	25,200	2,361,613
Square Enix Holdings Company, Ltd.	4,000	185,360
Subaru Corp.	57,400	1,085,340
SUMCO Corp.	17,800	259,333
Sumitomo Chemical Company, Ltd.	152,600	470,538
Sumitomo Corp.	29,500	632,647
Sumitomo Electric Industries, Ltd.	49,700	636,641
Sumitomo Metal Mining Company, Ltd.	26,500	916,533
Sumitomo Mitsui Financial Group, Inc.	32,900	1,550,061
Sumitomo Mitsui Trust Holdings, Inc.	9,275	360,803
Sumitomo Realty & Development Company, Ltd.	14,200	380,386
Suntory Beverage & Food, Ltd.	8,200	292,090
Suzuki Motor Corp.	16,900	677,641
Sysmex Corp.	7,848	531,651
T&D Holdings, Inc.	40,600	660,379
Taisei Corp.	16,461	624,007
Taiyo Yuden Company, Ltd.	5,100	151,981
Takeda Pharmaceutical Company, Ltd.	45,547	1,391,607
TDK Corp.	18,800	719,423
Terumo Corp.	7,900	258,607
The Chiba Bank, Ltd.	61,700	433,698
The Kansai Electric Power Company, Inc.	80,600	1,060,825
TIS, Inc.	13,700	347,418
Tobu Railway Company, Ltd.	8,100	214,415
Toho Company, Ltd.	4,200	163,767
Tokio Marine Holdings, Inc.	40,100	919,805
Tokyo Century Corp.	5,700	223,138
Tokyo Electric Power Company Holdings, Inc. (A)	68,900	273,990
Tokyo Electron, Ltd.	9,371	1,401,231
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Tokyo Gas Company, Ltd.	58,100	$1,318,782
Tokyu Corp.	35,600	452,141
Toppan, Inc.	22,200	522,188
Toray Industries, Inc.	145,100	812,102
Toshiba Corp.	4,800	155,034
Tosoh Corp.	21,900	286,158
TOTO, Ltd.	7,500	230,733
Toyo Suisan Kaisha, Ltd.	1,100	45,593
Toyota Industries Corp.	4,300	310,515
Toyota Motor Corp.	249,040	4,182,217
Toyota Tsusho Corp.	10,900	636,370
Trend Micro, Inc.	9,600	453,378
Unicharm Corp.	10,800	400,363
USS Company, Ltd.	16,300	282,565
Welcia Holdings Company, Ltd.	4,700	88,522
West Japan Railway Company	14,881	611,977
Yakult Honsha Company, Ltd.	3,700	205,703
Yamaha Corp.	4,766	184,495
Yamaha Motor Company, Ltd.	45,400	1,329,279
Yamato Holdings Company, Ltd.	31,500	590,182
Yaskawa Electric Corp.	15,800	686,246
Z Holdings Corp.	45,500	126,752
ZOZO, Inc.	10,500	204,856
Luxembourg - 0.3%		1,510,478
ArcelorMittal SA	45,720	1,325,746
Tenaris SA	11,074	184,732
Macau - 0.0%		105,287
Sands China, Ltd. (A)	27,600	105,287
Malaysia - 0.0%		217,331
Lynas Rare Earths, Ltd. (A)	47,923	217,331
Mexico - 0.0%		65,987
Fresnillo PLC	8,296	65,987
Netherlands - 4.8%		25,047,518
ABN AMRO Bank NV (B)	32,827	559,550
Adyen NV (A)(B)	297	553,338
Argenx SE (A)	489	246,390
Argenx SE, Additional Offering (A)	30	15,116
ASM International NV	2,957	1,410,870
ASML Holding NV	8,890	6,392,651
Ferrovial SE	28,980	963,031
Heineken Holding NV	9,485	779,621
Heineken NV	5,308	521,677
ING Groep NV	95,413	1,397,025
JDE Peet’s NV (C)	5,174	156,534
Koninklijke Ahold Delhaize NV	83,976	2,905,867
Prosus NV (A)	14,530	1,153,925
Stellantis NV	128,576	2,643,002
Universal Music Group NV	29,804	766,633
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands (continued)
Wolters Kluwer NV	36,393	$4,582,288
New Zealand - 0.2%		806,759
Auckland International Airport, Ltd. (A)	21,818	114,059
Contact Energy, Ltd.	10,950	56,630
Fisher & Paykel Healthcare Corp., Ltd.	10,459	159,930
Infratil, Ltd.	11,144	69,008
Mainfreight, Ltd.	904	38,173
Mercury NZ, Ltd.	5,817	23,857
Meridian Energy, Ltd.	25,429	89,336
Spark New Zealand, Ltd.	44,724	144,180
Xero, Ltd. (A)	1,355	111,586
Norway - 0.5%		2,839,592
Adevinta ASA (A)	2,169	16,069
Aker ASA, A Shares	667	42,460
Aker BP ASA (C)	11,007	308,237
DNB Bank ASA	23,972	495,482
Equinor ASA	27,666	843,394
Gjensidige Forsikring ASA	2,239	35,456
Kongsberg Gruppen ASA	924	40,133
Mowi ASA	5,447	95,975
Norsk Hydro ASA	32,511	213,387
Orkla ASA	13,123	103,879
Salmar ASA	667	30,876
Schibsted ASA, A Shares	942	20,215
Schibsted ASA, B Shares	1,517	29,826
Telenor ASA	16,716	179,280
TOMRA Systems ASA	6,098	94,094
Var Energi ASA (C)	4,249	12,978
Yara International ASA	6,783	277,851
Portugal - 0.3%		1,433,785
EDP - Energias de Portugal SA	70,563	330,647
Galp Energia SGPS SA	67,051	894,518
Jeronimo Martins SGPS SA	7,642	208,620
Singapore - 1.6%		8,612,991
CapitaLand Ascendas REIT	66,292	140,293
CapitaLand Ascott Trust	2,636	2,223
CapitaLand Integrated Commercial Trust	136,759	210,113
CapitaLand Investment, Ltd.	46,300	118,557
City Developments, Ltd.	49,800	277,167
DBS Group Holdings, Ltd.	45,612	1,176,884
Genting Singapore, Ltd.	269,100	190,506
Grab Holdings, Ltd., Class A (A)	93,832	359,377
Great Eastern Holdings, Ltd.	5,700	79,632
Jardine Cycle & Carriage, Ltd.	13,300	343,368
Keppel Corp., Ltd.	111,400	619,169
Mapletree Logistics Trust	69,200	88,077
Mapletree Pan Asia Commercial Trust	66,800	83,009
Oversea-Chinese Banking Corp., Ltd.	116,068	1,162,603
Sea, Ltd., ADR (A)	3,732	248,253
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Singapore (continued)
Singapore Airlines, Ltd. (C)	57,500	$326,085
Singapore Exchange, Ltd.	72,100	527,256
Singapore Technologies Engineering, Ltd.	101,300	284,568
Singapore Telecommunications, Ltd.	236,000	472,782
United Overseas Bank, Ltd.	73,024	1,655,387
Wilmar International, Ltd.	85,200	247,682
Spain - 2.6%		13,368,903
Aena SME SA (B)	4,467	716,108
Amadeus IT Group SA	13,529	972,848
Banco Bilbao Vizcaya Argentaria SA	274,965	2,185,804
Banco Santander SA	434,502	1,764,619
CaixaBank SA	101,848	412,001
Cellnex Telecom SA (A)(B)	6,229	255,070
Corp. ACCIONA Energias Renovables SA (C)	6,357	200,595
EDP Renovaveis SA	2,074	39,720
Endesa SA	21,180	455,014
Iberdrola SA (C)	99,331	1,243,570
Industria de Diseno Textil SA	32,387	1,243,006
Naturgy Energy Group SA (C)	4,200	128,456
Repsol SA	178,810	2,740,344
Telefonica SA	236,689	1,011,748
Sweden - 2.7%		14,025,794
Alfa Laval AB	3,460	129,707
Assa Abloy AB, B Shares	10,998	264,810
Atlas Copco AB, A Shares	72,245	1,029,272
Atlas Copco AB, B Shares	39,817	492,431
Axfood AB	4,848	123,743
Beijer Ref AB (C)	12,986	176,978
Boliden AB	19,823	585,021
Castellum AB (C)	24,458	279,204
Epiroc AB, A Shares	17,215	344,218
Epiroc AB, B Shares	10,315	175,524
EQT AB	2,877	68,834
Essity AB, B Shares	12,873	319,635
Evolution AB (B)	2,882	356,016
Fastighets AB Balder, B Shares (A)	16,501	77,170
Getinge AB, B Shares	9,400	175,476
Hennes & Mauritz AB, B Shares (C)	20,275	341,149
Hexagon AB, B Shares	22,911	222,296
Holmen AB, B Shares	6,135	236,759
Husqvarna AB, B Shares (C)	41,748	410,626
Indutrade AB	18,264	383,966
Lifco AB, B Shares	11,076	223,786
Nibe Industrier AB, B Shares	15,159	136,680
Saab AB, B Shares	1,227	64,786
Sagax AB, B Shares	5,806	129,243
Sandvik AB	30,666	623,972
Skandinaviska Enskilda Banken AB, A Shares	35,584	431,952
Skandinaviska Enskilda Banken AB, C Shares	329	4,196
Skanska AB, B Shares	33,882	541,080
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
SKF AB, B Shares	33,649	$642,397
SSAB AB, A Shares	18,963	120,519
SSAB AB, B Shares	46,612	285,417
Svenska Cellulosa AB SCA, B Shares	17,055	226,913
Svenska Handelsbanken AB, A Shares	41,456	364,552
Svenska Handelsbanken AB, B Shares (C)	1,641	17,929
Sweco AB, B Shares	8,177	84,358
Swedbank AB, A Shares	26,237	481,792
Swedish Orphan Biovitrum AB (A)(C)	6,962	136,490
Tele2 AB, B Shares	49,904	376,245
Telefonaktiebolaget LM Ericsson, B Shares	50,927	256,343
Telia Company AB (C)	68,301	147,100
Trelleborg AB, B Shares	17,228	459,577
Volvo AB, A Shares	13,989	317,656
Volvo AB, B Shares	76,155	1,681,824
Volvo Car AB, B Shares (A)(C)	15,792	78,152
Switzerland - 10.0%		52,651,055
ABB, Ltd.	47,255	1,900,340
Alcon, Inc.	32,105	2,742,175
Chocoladefabriken Lindt & Spruengli AG	6	732,307
Cie Financiere Richemont SA, A Shares	12,330	1,995,615
Coca-Cola HBC AG (A)	20,062	591,629
DSM-Firmenich AG	4,828	534,973
Givaudan SA	468	1,586,724
Glencore PLC	509,852	3,106,494
Holcim, Ltd. (A)	36,702	2,565,774
Kuehne + Nagel International AG	3,355	1,054,279
Lonza Group AG	1,503	875,948
Nestle SA	53,217	6,561,496
Novartis AG	48,606	5,106,476
Partners Group Holding AG	1,581	1,783,720
Roche Holding AG	13,875	4,331,286
Roche Holding AG, Bearer Shares (C)	920	306,720
Schindler Holding AG	1,084	252,102
Schindler Holding AG, Participation Certificates	2,583	629,324
Sika AG	10,203	3,186,194
STMicroelectronics NV	56,003	3,002,406
Straumann Holding AG	5,888	979,126
Swiss Re AG	24,417	2,560,426
Swisscom AG	3,816	2,466,962
UBS Group AG	85,209	1,894,680
Zurich Insurance Group AG	3,922	1,903,879
United Arab Emirates - 0.0%		1
NMC Health PLC (A)	5,181	1
United Kingdom - 14.8%		77,754,941
3i Group PLC	93,439	2,376,815
Admiral Group PLC	22,812	624,884
Anglo American PLC	51,305	1,580,317
Ashtead Group PLC	25,538	1,893,305
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Associated British Foods PLC	22,258	$587,084
AstraZeneca PLC	15,952	2,295,887
Auto Trader Group PLC (B)	63,445	527,340
Aviva PLC	185,477	926,893
BAE Systems PLC	37,391	448,089
Barclays PLC	478,623	954,275
BP PLC	765,466	4,757,004
British American Tobacco PLC	45,828	1,542,219
BT Group PLC	913,857	1,434,493
Bunzl PLC	15,886	590,299
Burberry Group PLC	36,457	1,042,752
CNH Industrial NV	26,920	389,113
Coca-Cola Europacific Partners PLC	14,643	925,088
Compass Group PLC	21,432	558,955
Croda International PLC	6,404	485,319
Diageo PLC	54,286	2,373,055
Dowlais Group PLC (A)	92,223	145,891
Entain PLC	28,362	505,779
Ferguson PLC	13,344	2,146,991
GSK PLC	82,605	1,471,605
Haleon PLC	177,920	769,861
Halma PLC	17,669	508,328
HSBC Holdings PLC	480,746	3,997,701
Imperial Brands PLC	65,198	1,543,102
Informa PLC	100,346	978,914
InterContinental Hotels Group PLC	6,473	479,388
Intertek Group PLC	11,503	645,591
JD Sports Fashion PLC	170,573	346,101
Legal & General Group PLC	388,640	1,167,102
Lloyds Banking Group PLC	1,803,229	1,042,548
London Stock Exchange Group PLC	6,848	745,585
Melrose Industries PLC	89,871	612,852
Mondi PLC	49,549	870,537
National Grid PLC	99,922	1,326,145
NatWest Group PLC	165,343	519,720
Next PLC	12,484	1,132,088
Pearson PLC	42,432	472,030
Phoenix Group Holdings PLC	50,674	358,729
Reckitt Benckiser Group PLC	8,610	646,737
RELX PLC	52,658	1,775,114
Rentokil Initial PLC	154,304	1,260,699
Rio Tinto PLC	28,924	1,916,576
Rolls-Royce Holdings PLC (A)	311,440	740,720
Schroders PLC	65,331	386,079
Segro PLC	32,169	315,808
Severn Trent PLC	17,278	567,773
Shell PLC	307,455	9,359,592
Smith & Nephew PLC	22,200	338,479
Smiths Group PLC	17,146	374,815
Spirax-Sarco Engineering PLC	3,528	504,997
SSE PLC	53,247	1,154,741
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
St. James’s Place PLC	25,255	$305,447
Standard Chartered PLC	205,066	1,972,002
Tesco PLC	494,171	1,640,429
The Sage Group PLC	47,904	577,280
Unilever PLC	59,988	3,234,764
United Utilities Group PLC	40,380	519,030
Vodafone Group PLC	831,063	795,871
Whitbread PLC	15,841	713,160
WPP PLC	50,657	555,054
United States - 0.0%		51,230

Carnival PLC (A)	3,021	51,230

PREFERRED SECURITIES - 0.7%		$3,463,104
(Cost $3,712,111)
Germany - 0.7%		3,463,104
Bayerische Motoren Werke AG	2,928	329,929
Dr. Ing. h.c. F. Porsche AG (B)	838	102,742
Henkel AG & Company KGaA	10,948	847,123
Porsche Automobil Holding SE	10,449	619,575
Sartorius AG	1,347	557,371
Volkswagen AG	7,571	1,006,364

RIGHTS - 0.0%		$0
(Cost $0)
Strabag SE (Expiration Date: 1-1-27) (A)(D)(E)	432	0

SHORT-TERM INVESTMENTS - 0.3%		$1,645,255
(Cost $1,645,255)
Short-term funds - 0.3%		1,645,255
John Hancock Collateral Trust, 5.2927% (F)(G)	59,511	594,808

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.1769% (F)	1,050,447	1,050,447
Total investments (Multifactor Developed International ETF) (Cost $457,262,695) - 99.6%		$521,853,168
Other assets and liabilities, net - 0.4%		2,243,318
Total net assets - 100.0%		$524,096,486

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $4,194,838. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,850,665 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 7-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Industrials	18.2%
Financials	17.4%
Consumer discretionary	11.5%
Health care	9.5%
Materials	9.3%
Consumer staples	9.1%
Information technology	6.6%
Energy	6.4%
Communication services	5.0%
Utilities	4.4%
Real estate	1.9%
Short-term investments and other	0.7%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 7-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%		$685,147,667
(Cost $619,009,167)
Brazil - 4.3%		30,146,572
Ambev SA	326,600	1,020,228
Atacadao SA	36,600	105,560
B3 SA - Brasil Bolsa Balcao	423,900	1,327,737
Banco Bradesco SA	185,405	578,776
Banco BTG Pactual SA	81,848	585,163
Banco do Brasil SA	117,400	1,189,289
BB Seguridade Participacoes SA	115,100	752,969
Caixa Seguridade Participacoes S/A	42,600	96,626
CCR SA	201,300	562,382
Centrais Eletricas Brasileiras SA	73,737	599,097
Cia de Saneamento Basico do Estado de Sao Paulo	66,100	807,309
Cia Energetica de Minas Gerais	32,589	126,326
Cia Siderurgica Nacional SA	80,700	234,786
Cosan SA	79,600	333,657
CPFL Energia SA	36,900	277,542
Eneva SA (A)	37,900	106,520
Engie Brasil Energia SA	46,325	428,869
Equatorial Energia SA	103,446	729,355
Hapvida Participacoes e Investimentos SA (A)(B)	418,807	422,588
Hypera SA	43,200	392,855
JBS SA	209,800	828,254
Klabin SA	101,000	488,328
Localiza Rent a Car SA	89,857	1,269,734
Lojas Renner SA	111,284	438,628
Magazine Luiza SA (A)	222,728	156,849
Natura & Company Holding SA (A)	104,400	400,960
Petroleo Brasileiro SA	602,700	4,410,294
PRIO SA (A)	60,400	579,235
Raia Drogasil SA	189,572	1,154,476
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Rede D’Or Sao Luiz SA (B)	31,636	$239,412
Rumo SA	126,490	617,952
Sendas Distribuidora SA	91,400	258,807
Suzano SA	97,465	984,884
Telefonica Brasil SA	67,400	596,633
TIM SA	163,700	493,469
Vale SA	387,800	5,638,000
WEG SA	108,800	913,023
Cayman Islands - 0.0%		234,197
Parade Technologies, Ltd.	8,000	234,197
Chile - 0.5%		3,213,367
Banco de Chile	3,844,793	427,756
Banco de Credito e Inversiones SA	8,507	255,360
Banco Santander Chile	9,235,934	492,764
Cencosud SA	253,920	545,343
Cia Sud Americana de Vapores SA	1,428,734	108,069
Empresas CMPC SA	178,858	352,814
Empresas COPEC SA	39,761	304,777
Enel Americas SA (A)	2,402,846	324,575
Enel Chile SA	3,357,886	231,551
Falabella SA	61,645	170,358
China - 22.4%		156,816,190
360 Security Technology, Inc., Class A (A)	15,600	25,910
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,100	22,943
Agricultural Bank of China, Ltd., H Shares	4,026,000	1,460,959
Aier Eye Hospital Group Company, Ltd., A Shares	88,143	248,269
Alibaba Group Holding, Ltd., ADR (A)	119,989	12,258,076
Aluminum Corp. of China, Ltd., H Shares	696,000	343,596
Anhui Conch Cement Company, Ltd., H Shares	222,000	667,534
Anhui Gujing Distillery Company, Ltd., A Shares	2,700	102,802
Anhui Yingjia Distillery Company, Ltd., Class A	1,800	17,580
ANTA Sports Products, Ltd.	172,800	2,022,983
Asymchem Laboratories Tianjin Company, Ltd., Class A	1,920	33,474
Avary Holding Shenzhen Company, Ltd., A Shares	25,700	88,139
Baidu, Inc., ADR (A)	26,465	4,128,275
Bank of Beijing Company, Ltd., Class A	152,900	99,912
Bank of Chengdu Company, Ltd., Class A	15,600	30,865
Bank of China, Ltd., H Shares	8,483,000	3,143,584
Bank of Communications Company, Ltd., H Shares	2,795,000	1,684,447
Bank of Hangzhou Company, Ltd., A Shares	43,300	74,280
Bank of Jiangsu Company, Ltd., Class A	108,500	109,612
Bank of Nanjing Company, Ltd., Class A	72,800	87,298
Bank of Ningbo Company, Ltd., A Shares	75,415	307,284
Bank of Shanghai Company, Ltd., A Shares	132,600	114,477
Baoshan Iron & Steel Company, Ltd., A Shares	254,600	228,710
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Beijing Kingsoft Office Software, Inc., Class A	1,065	$60,502
Beijing New Building Materials PLC, Class A	4,800	19,027
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,960	18,992
Bilibili, Inc., Class Z (A)	21,340	391,299
Bloomage Biotechnology Corp., Ltd., Class A	700	9,542
BOE Technology Group Company, Ltd., A Shares	451,300	267,114
BYD Company, Ltd., H Shares	63,500	2,244,041
Changchun High & New Technology Industry Group, Inc., A Shares	3,000	63,054
Chaozhou Three-Circle Group Company, Ltd., Class A	4,500	20,470
China CITIC Bank Corp., Ltd., H Shares	1,762,000	849,516
China Coal Energy Company, Ltd., H Shares	355,000	256,280
China Construction Bank Corp., H Shares	9,553,000	5,549,013
China Eastern Airlines Corp., Ltd., H Shares (A)(C)	210,000	81,591
China Energy Engineering Corp., Ltd., H Shares	564,000	72,320
China Everbright Bank Company, Ltd., H Shares	526,000	156,477
China Feihe, Ltd. (B)	230,000	140,087
China Galaxy Securities Company, Ltd., H Shares	362,500	211,029
China Hongqiao Group, Ltd.	392,500	376,963
China International Capital Corp., Ltd., H Shares (B)	273,600	602,020
China Jushi Company, Ltd., Class A	38,000	78,906
China Life Insurance Company, Ltd., H Shares	955,000	1,665,406
China Longyuan Power Group Corp., Ltd., H Shares	648,000	622,350
China Merchants Bank Company, Ltd., H Shares	428,000	2,110,172
China Merchants Securities Company, Ltd., H Shares (B)	109,940	111,086
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	44,700	89,128
China Minsheng Banking Corp., Ltd., H Shares	1,128,500	429,770
China National Building Material Company, Ltd., H Shares	494,000	310,385
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	24,200	83,570
China Pacific Insurance Group Company, Ltd., H Shares	450,800	1,208,114
China Petroleum & Chemical Corp., H Shares	4,164,000	2,322,618
China Railway Signal & Communication Corp., Ltd., H Shares (B)	62,000	22,658
China Resources Microelectronics, Ltd., Class A	7,254	58,211
China Resources Mixc Lifestyle Services, Ltd. (B)	36,400	175,029
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	2,500	17,529
China Shenhua Energy Company, Ltd., H Shares	475,500	1,420,641
China Southern Airlines Company, Ltd., H Shares (A)	170,000	106,159
China Tourism Group Duty Free Corp., Ltd., A Shares	10,400	183,021
China Tower Corp., Ltd., H Shares (B)	8,146,000	919,189
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Vanke Company, Ltd., H Shares	349,672	$492,313
China Zheshang Bank Company, Ltd., H Shares (C)	76,700	22,522
Chongqing Brewery Company, Ltd., Class A	1,100	13,989
Chongqing Zhifei Biological Products Company, Ltd., A Shares	18,750	122,521
CITIC Securities Company, Ltd., H Shares	185,250	397,166
CITIC, Ltd.	668,000	750,340
CMOC Group, Ltd., H Shares	780,000	520,087
Contemporary Amperex Technology Company, Ltd., A Shares	19,960	664,007
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	48,000	53,055
COSCO SHIPPING Holdings Company, Ltd., H Shares	755,199	796,965
CSC Financial Company, Ltd., H Shares (B)	147,500	174,192
CSPC Pharmaceutical Group, Ltd.	1,895,840	1,577,699
Dongfang Electric Corp., Ltd., H Shares	11,800	15,736
East Money Information Company, Ltd., A Shares	71,206	160,212
Ecovacs Robotics Company, Ltd., Class A	1,300	14,377
ENN Energy Holdings, Ltd.	169,600	2,038,801
ENN Natural Gas Company, Ltd., Class A	5,000	12,873
Eve Energy Company, Ltd., A Shares	13,300	110,226
Flat Glass Group Company, Ltd., H Shares (C)	48,000	142,485
Focus Media Information Technology Company, Ltd., A Shares	125,400	130,721
Foshan Haitian Flavouring & Food Company, Ltd., Class A	20,664	133,871
Foxconn Industrial Internet Company, Ltd., Class A	71,400	223,089
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	138,400	614,031
Ganfeng Lithium Group Company, Ltd., H Shares (B)	38,600	246,982
GD Power Development Company, Ltd., Class A	117,800	60,822
GF Securities Company, Ltd., H Shares	213,200	340,083
GigaDevice Semiconductor, Inc., Class A	2,200	35,333
Ginlong Technologies Company, Ltd., Class A	2,200	29,099
GoerTek, Inc., A Shares	40,400	101,187
GoodWe Technologies Company, Ltd., Class A	534	12,366
Gotion High-tech Company, Ltd., Class A (A)	8,500	32,755
Great Wall Motor Company, Ltd., H Shares (C)	422,000	571,418
Gree Electric Appliances, Inc. of Zhuhai, A Shares	45,200	245,140
Guangdong Haid Group Company, Ltd., A Shares	12,400	87,377
Guanghui Energy Company, Ltd., Class A	54,000	53,798
Guangzhou Automobile Group Company, Ltd., H Shares	310,000	193,981
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	8,000	23,953
Guangzhou Tinci Materials Technology Company, Ltd., Class A	16,200	83,462
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Guosen Securities Company, Ltd., Class A	27,500	$37,286
Guotai Junan Securities Company, Ltd., H Shares (B)	172,000	214,374
H World Group, Ltd., ADR (A)	11,282	541,987
Haier Smart Home Company, Ltd., H Shares	484,000	1,579,468
Haitong Securities Company, Ltd., H Shares	454,000	316,689
Hangzhou First Applied Material Company, Ltd., Class A	11,648	56,979
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,500	10,715
Hangzhou Tigermed Consulting Company, Ltd., A Shares	5,200	50,059
Hansoh Pharmaceutical Group Company, Ltd. (B)	140,000	226,192
Henan Shuanghui Investment & Development Company, Ltd., A Shares	21,800	76,991
Hengli Petrochemical Company, Ltd., A Shares (A)	100,600	219,028
Hithink Royalflush Information Network Company, Ltd., Class A	1,200	31,735
Huadian Power International Corp., H Shares	74,000	32,736
Huadong Medicine Company, Ltd., Class A	11,600	70,492
Huaneng Power International, Inc., H Shares (A)	334,000	185,015
Huatai Securities Company, Ltd., H Shares (B)	243,000	345,242
Huaxia Bank Company, Ltd., Class A	72,909	59,170
Huayu Automotive Systems Company, Ltd., Class A	19,800	54,662
Huizhou Desay Sv Automotive Company, Ltd., Class A	3,300	71,825
Hundsun Technologies, Inc., Class A	6,770	38,952
Iflytek Company, Ltd., A Shares	15,300	134,616
Imeik Technology Development Company, Ltd., Class A	1,300	86,605
Industrial & Commercial Bank of China, Ltd., H Shares	6,959,000	3,390,847
Industrial Bank Company, Ltd., A Shares	164,800	384,170
Industrial Securities Company, Ltd., Class A	22,200	21,651
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	339,900	89,889
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	52,200	209,333
Innovent Biologics, Inc. (A)(B)	23,000	102,043
iQIYI, Inc., ADR (A)	18,240	115,642
JA Solar Technology Company, Ltd., Class A	20,736	96,474
JCET Group Company, Ltd., Class A	7,300	33,697
JD Health International, Inc. (A)(B)	73,900	533,495
JD.com, Inc., ADR	82,307	3,400,102
Jiangsu Eastern Shenghong Company, Ltd., Class A	42,200	74,164
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	8,800	88,311
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	28,951	180,591
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	6,300	53,905
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Jiangsu Pacific Quartz Company, Ltd., Class A	1,100	$15,809
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	11,590	237,808
Jiangsu Zhongtian Technology Company, Ltd., Class A	18,800	41,405
Jiangxi Copper Company, Ltd., H Shares	40,000	66,883
JiuGui Liquor Company, Ltd., Class A (A)	1,000	14,727
KE Holdings, Inc., ADR (A)	57,803	1,006,928
Kuaishou Technology (A)(B)	67,000	577,327
Kweichow Moutai Company, Ltd., A Shares	6,800	1,789,337
LB Group Company, Ltd., Class A	9,000	23,927
Lenovo Group, Ltd.	1,690,000	1,937,323
Lens Technology Company, Ltd., A Shares	11,300	19,543
Li Auto, Inc., Class A (A)	55,700	1,184,894
Li Ning Company, Ltd.	297,500	1,792,927
Longfor Group Holdings, Ltd. (B)(C)	299,500	796,880
Luxshare Precision Industry Company, Ltd., A Shares	60,900	275,410
Luzhou Laojiao Company, Ltd., A Shares	11,500	387,976
Mango Excellent Media Company, Ltd., A Shares	7,200	34,616
Meituan, Class B (A)(B)	206,070	3,865,778
Metallurgical Corp. of China, Ltd., H Shares	311,000	78,162
Ming Yang Smart Energy Group, Ltd., Class A	5,800	14,632
Montage Technology Company, Ltd., Class A	3,406	27,604
Muyuan Foods Company, Ltd., A Shares	24,860	154,620
NARI Technology Company, Ltd., A Shares	62,252	211,840
NAURA Technology Group Company, Ltd., Class A	2,300	91,343
NetEase, Inc., ADR	34,397	3,740,330
New China Life Insurance Company, Ltd., H Shares	144,900	418,050
New Hope Liuhe Company, Ltd., A Shares (A)	19,600	34,309
Ninestar Corp., Class A	3,100	14,531
Ningbo Tuopu Group Company, Ltd., Class A	4,500	46,229
Ningxia Baofeng Energy Group Company, Ltd., Class A	55,500	109,963
NIO, Inc., Class A (A)(C)	176,510	2,629,985
Nongfu Spring Company, Ltd., H Shares (B)	152,600	886,402
Oppein Home Group, Inc., Class A	3,500	52,656
Orient Securities Company, Ltd., H Shares (B)(C)	68,800	42,963
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	26,600	15,297
PetroChina Company, Ltd., H Shares	2,536,000	1,850,288
Pharmaron Beijing Company, Ltd., H Shares (B)	32,675	84,843
PICC Property & Casualty Company, Ltd., H Shares	1,282,000	1,495,916
Ping An Bank Company, Ltd., A Shares	151,100	260,475
Ping An Insurance Group Company of China, Ltd., H Shares	606,500	4,374,527
Poly Developments and Holdings Group Company, Ltd., A Shares	136,500	271,787
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Postal Savings Bank of China Company, Ltd., H Shares (B)	972,000	$595,761
Rongsheng Petrochemical Company, Ltd., A Shares	123,350	219,369
SAIC Motor Corp., Ltd., Class A	49,000	106,204
Sany Heavy Industry Company, Ltd., A Shares	76,400	189,751
SF Holding Company, Ltd., A Shares	35,100	244,338
SG Micro Corp., Class A	1,755	20,723
Shaanxi Coal Industry Company, Ltd., A Shares	111,300	252,914
Shandong Gold Mining Company, Ltd., H Shares (B)	94,220	187,747
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	19,700	93,225
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	88,000	113,291
Shanghai Baosight Software Company, Ltd., Class A	12,320	82,780
Shanghai Electric Group Company, Ltd., H Shares (A)	86,000	20,952
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	58,500	153,776
Shanghai International Airport Company, Ltd., A Shares (A)	17,300	114,740
Shanghai Jinjiang International Hotels Company, Ltd., Class A	2,300	16,014
Shanghai M&G Stationery, Inc., Class A	2,600	16,280
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,900	57,757
Shanghai Pudong Development Bank Company, Ltd., Class A	225,800	240,120
Shanghai Putailai New Energy Technology Company, Ltd., Class A	12,470	68,730
Shanxi Coking Coal Energy Group Company, Ltd., Class A	21,700	27,570
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	12,500	28,579
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	9,845	328,931
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	199,200	42,401
Shenzhen Inovance Technology Company, Ltd., A Shares	20,750	206,172
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	9,100	376,899
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,700	13,463
Shenzhen Transsion Holdings Company, Ltd., Class A	1,543	26,498
Shenzhou International Group Holdings, Ltd.	154,300	1,623,388
Sichuan Chuantou Energy Company, Ltd., Class A	10,700	21,649
Sichuan Road and Bridge Group Company, Ltd., Class A	21,140	29,225
Silergy Corp.	26,000	273,018
Sinopharm Group Company, Ltd., H Shares	49,600	155,503
Smoore International Holdings, Ltd. (B)(C)	244,000	271,886
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Sungrow Power Supply Company, Ltd., A Shares	9,100	$141,974
Sunny Optical Technology Group Company, Ltd.	117,700	1,140,220
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	7,600	23,884
Suzhou Maxwell Technologies Company, Ltd., Class A	480	12,358
TBEA Company, Ltd., Class A	57,330	131,398
TCL Technology Group Corp., A Shares (A)	150,220	90,173
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	21,575	87,818
Tencent Holdings, Ltd.	463,400	21,058,502
Tencent Music Entertainment Group, ADR (A)	47,984	335,408
The People’s Insurance Company Group of China, Ltd., H Shares	1,094,000	419,437
Tianqi Lithium Corp., H Shares	7,200	44,777
Tingyi Cayman Islands Holding Corp.	316,000	487,856
Tongwei Company, Ltd., A Shares	48,100	234,216
Trina Solar Company, Ltd., Class A	5,955	31,355
Trip.com Group, Ltd., ADR (A)	62,824	2,578,297
Tsingtao Brewery Company, Ltd., H Shares	52,000	466,078
Unigroup Guoxin Microelectronics Company, Ltd., Class A	5,819	75,950
Unisplendour Corp., Ltd., Class A	6,700	25,575
Vipshop Holdings, Ltd., ADR (A)	12,785	240,742
Walvax Biotechnology Company, Ltd., Class A	7,400	28,122
Wanhua Chemical Group Company, Ltd., A Shares	24,900	340,606
Weichai Power Company, Ltd., H Shares	375,000	552,977
Wens Foodstuffs Group Company, Ltd., Class A	32,600	86,714
Will Semiconductor Company, Ltd., A Shares	8,515	122,243
Wingtech Technology Company, Ltd., A Shares	9,300	60,484
Wuliangye Yibin Company, Ltd., A Shares	25,500	645,818
WuXi AppTec Company, Ltd., H Shares (B)	44,280	417,607
WuXi Biologics Cayman, Inc. (A)(B)	261,000	1,475,900
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	5,000	23,192
XCMG Construction Machinery Company, Ltd., Class A	21,600	21,368
Xinyi Solar Holdings, Ltd.	852,006	917,698
XPeng, Inc., Class A (A)(C)	69,100	768,644
Yankuang Energy Group Company, Ltd., H Shares	432,000	648,108
Yealink Network Technology Corp., Ltd., Class A	3,500	18,429
Yonyou Network Technology Company, Ltd., A Shares	17,600	46,470
YTO Express Group Company, Ltd., Class A	13,900	30,574
Yum China Holdings, Inc.	86,018	5,248,818
Yunnan Baiyao Group Company, Ltd., A Shares	12,740	95,959
Yunnan Energy New Material Company, Ltd., A Shares	7,600	102,620
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	6,300	255,614
Zhejiang Chint Electrics Company, Ltd., Class A	23,400	92,693
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Zhejiang Huayou Cobalt Company, Ltd., A Shares	14,360	$101,128
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	10,600	91,632
Zhejiang Juhua Company, Ltd., Class A	10,000	20,877
Zhejiang NHU Company, Ltd., A Shares	45,068	104,050
Zhongsheng Group Holdings, Ltd.	94,000	328,452
Zijin Mining Group Company, Ltd., H Shares	1,200,000	2,055,727
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	49,200	26,812
ZTO Express Cayman, Inc., ADR	76,492	2,126,478
Hong Kong - 1.4%		9,586,477
Alibaba Health Information Technology, Ltd. (A)	90,000	63,703
China Gas Holdings, Ltd.	106,800	119,006
China Mengniu Dairy Company, Ltd. (A)	361,000	1,363,234
China Resources Beer Holdings Company, Ltd.	268,000	1,716,517
China Resources Gas Group, Ltd.	188,300	649,502
China Resources Land, Ltd.	496,000	2,295,972
China Resources Power Holdings Company, Ltd.	148,000	319,961
Geely Automobile Holdings, Ltd.	941,000	1,358,644
Kunlun Energy Company, Ltd.	136,000	110,736
Orient Overseas International, Ltd.	9,500	158,238
Sino Biopharmaceutical, Ltd.	1,902,500	858,707
The Wharf Holdings, Ltd.	132,000	309,067
Want Want China Holdings, Ltd.	378,000	263,190
India - 19.8%		138,270,013
ABB India, Ltd.	3,771	208,933
Adani Ports & Special Economic Zone, Ltd.	72,407	683,585
Adani Total Gas, Ltd.	25,743	207,575
Adani Transmission, Ltd. (A)	17,527	174,740
Aditya Birla Capital, Ltd. (A)	29,396	69,837
Alkem Laboratories, Ltd.	4,632	224,372
Ambuja Cements, Ltd.	23,521	132,292
Apollo Hospitals Enterprise, Ltd.	12,880	811,961
Ashok Leyland, Ltd.	149,487	334,420
Asian Paints, Ltd.	53,452	2,193,450
Astral, Ltd.	12,984	311,786
AU Small Finance Bank, Ltd. (B)	34,899	310,595
Avenue Supermarts, Ltd. (A)(B)	10,858	495,317
Axis Bank, Ltd.	264,572	3,071,655
Bajaj Auto, Ltd.	8,200	492,207
Bajaj Finance, Ltd.	21,685	1,923,073
Bajaj Finserv, Ltd.	27,208	527,628
Bajaj Holdings & Investment, Ltd.	5,113	466,300
Balkrishna Industries, Ltd.	9,574	295,768
Bandhan Bank, Ltd. (A)(B)	135,736	369,835
Bank of Baroda	123,467	303,606
Berger Paints India, Ltd.	38,021	316,192
Bharat Electronics, Ltd.	639,621	1,016,410
Bharat Forge, Ltd.	9,138	103,325
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Bharat Petroleum Corp., Ltd.	185,905	$852,125
Bharti Airtel, Ltd. (A)	282,882	3,057,580
Bosch, Ltd.	969	223,262
Britannia Industries, Ltd.	15,765	921,955
Canara Bank	33,895	141,887
CG Power & Industrial Solutions, Ltd.	24,357	118,692
Cholamandalam Investment and Finance Company, Ltd.	67,707	933,095
Cipla, Ltd.	106,118	1,519,865
Coal India, Ltd.	441,464	1,231,019
Colgate-Palmolive India, Ltd.	16,923	414,594
Container Corp. of India, Ltd.	31,245	263,735
Cummins India, Ltd.	2,785	66,574
Dabur India, Ltd.	108,440	759,421
Divi’s Laboratories, Ltd.	17,534	788,712
DLF, Ltd.	84,820	533,472
Dr. Reddy’s Laboratories, Ltd.	22,143	1,521,590
Eicher Motors, Ltd.	16,240	664,833
GAIL India, Ltd.	515,012	748,892
Godrej Consumer Products, Ltd. (A)	42,269	533,857
Godrej Properties, Ltd. (A)	8,866	187,994
Grasim Industries, Ltd.	53,795	1,208,362
Gujarat Fluorochemicals, Ltd.	1,999	66,229
Gujarat Gas, Ltd.	24,244	142,519
Havells India, Ltd.	40,295	654,038
HCL Technologies, Ltd.	136,206	1,847,544
HDFC Asset Management Company, Ltd. (B)	6,108	188,263
HDFC Bank, Ltd.	685,320	13,748,270
HDFC Life Insurance Company, Ltd. (B)	61,472	483,562
Hero MotoCorp, Ltd.	30,214	1,179,190
Hindalco Industries, Ltd.	331,190	1,858,316
Hindustan Aeronautics, Ltd.	15,484	745,427
Hindustan Unilever, Ltd.	100,006	3,112,210
ICICI Bank, Ltd.	512,813	6,216,199
ICICI Lombard General Insurance Company, Ltd. (B)	25,856	435,079
ICICI Prudential Life Insurance Company, Ltd. (B)	29,198	205,046
Indian Oil Corp., Ltd.	883,834	1,009,574
Indian Railway Catering & Tourism Corp., Ltd.	19,190	149,288
Indus Towers, Ltd. (A)	222,927	466,189
IndusInd Bank, Ltd.	22,260	383,717
Info Edge India, Ltd.	5,176	287,784
Infosys, Ltd.	360,216	5,933,472
InterGlobe Aviation, Ltd. (A)(B)	8,348	263,024
ITC, Ltd.	383,085	2,166,967
Jindal Steel & Power, Ltd.	85,145	691,626
Jio Financial Services, Ltd. (A)(D)	310,403	954,244
JSW Energy, Ltd.	46,010	161,107
JSW Steel, Ltd.	291,620	2,889,652
Kotak Mahindra Bank, Ltd.	93,134	2,102,652
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
L&T Technology Services, Ltd. (B)	2,890	$141,779
Larsen & Toubro, Ltd.	98,199	3,202,112
LTIMindtree, Ltd. (B)	5,789	344,882
Mahindra & Mahindra, Ltd.	148,871	2,667,954
Marico, Ltd.	84,653	578,531
Maruti Suzuki India, Ltd.	9,958	1,188,077
Max Healthcare Institute, Ltd. (A)	35,371	254,589
Mphasis, Ltd.	8,152	226,778
MRF, Ltd.	164	204,579
Muthoot Finance, Ltd.	27,429	452,861
Nestle India, Ltd.	4,791	1,307,313
NHPC, Ltd.	188,974	118,096
NMDC, Ltd.	197,221	281,029
NTPC, Ltd.	1,077,040	2,849,452
Oberoi Realty, Ltd.	5,331	72,409
Oil & Natural Gas Corp., Ltd.	742,985	1,598,910
Page Industries, Ltd.	570	263,257
Persistent Systems, Ltd.	1,821	105,044
Petronet LNG, Ltd.	185,262	525,048
PI Industries, Ltd.	5,934	260,927
Pidilite Industries, Ltd.	19,966	636,009
Polycab India, Ltd.	3,514	206,272
Power Finance Corp., Ltd.	76,348	242,275
Power Grid Corp. of India, Ltd.	826,744	2,674,269
Procter & Gamble Hygiene & Health Care, Ltd.	1,503	288,708
Punjab National Bank	263,046	197,647
Reliance Industries, Ltd.	310,895	9,623,717
Samvardhana Motherson International, Ltd.	320,848	383,268
SBI Cards & Payment Services, Ltd.	25,341	263,735
SBI Life Insurance Company, Ltd. (B)	31,482	490,074
Schaeffler India, Ltd.	3,023	114,857
Shree Cement, Ltd.	1,109	325,378
Shriram Finance, Ltd.	28,630	658,239
Siemens, Ltd.	9,381	453,831
Solar Industries India, Ltd.	1,071	49,357
SRF, Ltd.	15,980	421,218
State Bank of India	218,299	1,642,907
Steel Authority of India, Ltd.	252,162	289,722
Sun Pharmaceutical Industries, Ltd.	79,834	1,109,345
Supreme Industries, Ltd.	1,492	64,288
Tata Communications, Ltd.	11,578	253,101
Tata Consultancy Services, Ltd.	100,844	4,187,082
Tata Consumer Products, Ltd.	64,235	670,866
Tata Elxsi, Ltd.	3,315	288,379
Tata Motors, Ltd.	346,201	2,711,984
Tata Steel, Ltd.	1,706,325	2,548,635
Tech Mahindra, Ltd.	128,000	1,741,449
The Indian Hotels Company, Ltd.	35,102	168,300
The Tata Power Company, Ltd.	184,372	530,148
Titan Company, Ltd.	44,967	1,648,305
Torrent Pharmaceuticals, Ltd.	12,786	312,465
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Trent, Ltd.	17,106	$366,043
Tube Investments of India, Ltd.	7,874	296,201
TVS Motor Company, Ltd.	12,602	210,981
UltraTech Cement, Ltd.	8,685	877,172
Union Bank of India, Ltd.	46,084	50,035
United Breweries, Ltd.	7,348	137,501
United Spirits, Ltd. (A)	37,254	459,511
UPL, Ltd.	127,043	961,525
Varun Beverages, Ltd.	50,196	490,982
Vedanta, Ltd.	375,828	1,262,070
Wipro, Ltd.	176,217	867,815
Zydus Lifesciences, Ltd.	48,678	373,154
Indonesia - 2.4%		16,968,369
Adaro Energy Indonesia Tbk PT	2,437,000	389,468
Aneka Tambang Tbk	1,027,100	135,199
Astra International Tbk PT	2,765,000	1,255,985
Bank Central Asia Tbk PT	5,234,400	3,167,367
Bank Mandiri Persero Tbk PT	5,865,900	2,226,941
Bank Negara Indonesia Persero Tbk PT	1,429,000	841,006
Bank Rakyat Indonesia Persero Tbk PT	7,727,950	2,895,419
Barito Pacific Tbk PT	3,625,250	186,311
Bukit Asam Tbk PT	357,100	65,595
Bumi Resources Tbk PT (A)	3,419,600	29,026
Chandra Asri Petrochemical Tbk PT	437,000	61,435
Charoen Pokphand Indonesia Tbk PT (A)	1,366,200	468,839
Dayamitra Telekomunikasi PT	867,200	37,667
Elang Mahkota Teknologi Tbk PT	2,341,100	100,909
Gudang Garam Tbk PT	84,400	156,291
Indah Kiat Pulp & Paper Tbk PT	321,600	195,135
Indofood CBP Sukses Makmur Tbk PT	260,700	193,623
Indofood Sukses Makmur Tbk PT	897,000	435,711
Indosat Tbk PT	118,900	72,538
Kalbe Farma Tbk PT	2,285,400	290,222
Mayora Indah Tbk PT	707,500	113,538
Merdeka Copper Gold Tbk PT (A)	1,495,789	348,158
Sarana Menara Nusantara Tbk PT	3,398,600	228,752
Semen Indonesia Persero Tbk PT	692,046	320,094
Sumber Alfaria Trijaya Tbk PT	1,614,100	288,997
Telkom Indonesia Persero Tbk PT	6,312,700	1,557,244
Tower Bersama Infrastructure Tbk PT	736,600	94,273
United Tractors Tbk PT	373,200	681,189
Vale Indonesia Tbk PT	288,300	131,437
Ireland - 0.4%		2,455,858
PDD Holdings, Inc., ADR (A)	27,342	2,455,858
Malaysia - 1.8%		12,360,303
Axiata Group BHD	369,395	218,737
CELCOMDIGI BHD	419,900	411,612
CIMB Group Holdings BHD	746,824	919,244
Dialog Group BHD	455,500	232,346
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
Genting BHD	409,200	$391,140
Genting Malaysia BHD	482,000	277,933
HAP Seng Consolidated BHD	72,800	54,895
Hong Leong Bank BHD	78,100	339,143
Hong Leong Financial Group BHD	44,900	182,229
IHH Healthcare BHD	229,600	302,976
IOI Corp. BHD	392,700	363,176
Kuala Lumpur Kepong BHD	73,975	382,590
Malayan Banking BHD	667,022	1,334,340
Maxis BHD	254,400	227,939
MISC BHD	183,100	291,969
Mr. DIY Group M BHD (B)	112,500	36,677
Nestle Malaysia BHD	6,100	181,147
Petronas Chemicals Group BHD	191,900	295,787
Petronas Dagangan BHD	63,600	323,854
Petronas Gas BHD	79,500	301,144
PPB Group BHD	102,900	381,111
Press Metal Aluminium Holdings BHD	415,300	464,208
Public Bank BHD	1,573,100	1,454,830
QL Resources BHD	43,800	53,232
RHB Bank BHD	383,448	483,881
Sime Darby BHD	631,000	305,074
Sime Darby Plantation BHD	328,838	331,828
Telekom Malaysia BHD	226,270	255,426
Tenaga Nasional BHD	666,600	1,419,242
Westports Holdings BHD	183,700	142,593
Mexico - 2.9%		20,363,219
America Movil SAB de CV (A)	2,300,288	2,418,384
Arca Continental SAB de CV	46,864	471,404
Cemex SAB de CV (A)	2,347,188	1,793,152
Coca-Cola Femsa SAB de CV	22,460	189,725
El Puerto de Liverpool SAB de CV, Series C1	25,856	162,187
Fibra Uno Administracion SA de CV	307,140	462,848
Fomento Economico Mexicano SAB de CV	168,748	1,916,771
Gruma SAB de CV, Class B	19,870	355,822
Grupo Aeroportuario del Pacifico SAB de CV, Series B	44,728	853,186
Grupo Aeroportuario del Sureste SAB de CV, Series B	20,344	578,658
Grupo Bimbo SAB de CV, Series A	259,000	1,349,545
Grupo Carso SAB de CV, Series A1	61,204	488,056
Grupo Elektra SAB de CV	4,601	347,335
Grupo Financiero Banorte SAB de CV, Series O	285,304	2,712,203
Grupo Financiero Inbursa SAB de CV, Series O (A)	358,040	874,173
Grupo Mexico SAB de CV, Series B	457,808	2,387,646
Industrias Penoles SAB de CV (A)	7,100	101,927
Kimberly-Clark de Mexico SAB de CV, Class A	170,000	401,934
Wal-Mart de Mexico SAB de CV	598,240	2,498,263
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Netherlands - 0.0%		$336,770
NEPI Rockcastle NV	55,894	336,770
Philippines - 1.0%		7,324,370
Aboitiz Equity Ventures, Inc.	397,200	389,064
Aboitiz Power Corp.	489,400	321,217
ACEN Corp. (A)	633,320	60,190
Ayala Corp.	29,710	332,665
Ayala Land, Inc.	771,100	384,673
Bank of the Philippine Islands	466,351	972,184
BDO Unibank, Inc.	343,306	906,940
Globe Telecom, Inc.	5,769	201,666
International Container Terminal Services, Inc.	103,830	410,216
JG Summit Holdings, Inc.	373,663	292,876
Jollibee Foods Corp.	58,320	270,762
Manila Electric Company	49,350	319,865
Metropolitan Bank & Trust Company	416,842	455,358
Monde Nissin Corp. (B)	654,900	97,654
PLDT, Inc.	16,425	391,748
San Miguel Corp.	34,270	67,947
SM Investments Corp.	32,425	538,400
SM Prime Holdings, Inc.	872,900	530,812
Universal Robina Corp.	170,300	380,133
Poland - 1.0%		6,737,632
Allegro.eu SA (A)(B)	28,993	256,354
Bank Polska Kasa Opieki SA	31,810	942,053
Cyfrowy Polsat SA	35,759	144,572
Dino Polska SA (A)(B)	6,273	700,856
KGHM Polska Miedz SA	17,925	556,651
LPP SA	163	563,110
mBank SA (A)	481	57,581
ORLEN SA	88,055	1,575,890
PGE Polska Grupa Energetyczna SA (A)	134,423	286,775
Powszechna Kasa Oszczednosci Bank Polski SA	88,375	899,546
Powszechny Zaklad Ubezpieczen SA	50,070	508,020
Santander Bank Polska SA (A)	2,475	246,224
Russia - 0.1%		357,133
Gazprom PJSC, ADR (A)(D)	551,670	73,372
LUKOIL PJSC, ADR (A)(D)	57,062	97,234
MMC Norilsk Nickel PJSC, ADR (A)(D)	94,236	55,034
Novatek PJSC, GDR (A)(D)	5,960	26,677
Novolipetsk Steel PJSC, GDR (A)(D)	6,243	3,165
Novolipetsk Steel PJSC, GDR (London Stock Exchange) (A)(D)	174	88
Polyus PJSC, GDR (A)(D)	6,556	12,017
Polyus PJSC, GDR (London Stock Exchange) (A)(D)	318	583
Sberbank of Russia PJSC, ADR (A)(D)	263,203	88,963
Saudi Arabia - 3.5%		24,157,231
ACWA Power Company	3,630	178,423
Al Rajhi Bank	176,059	3,500,907
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
Alinma Bank	118,771	$1,171,374
Almarai Company JSC	31,696	582,113
Arabian Internet & Communications Services Company	932	90,676
Bank AlBilad	35,163	410,060
Bank Al-Jazira	43,062	210,971
Banque Saudi Fransi	68,269	775,205
Bupa Arabia for Cooperative Insurance Company	3,299	151,777
Dar Al Arkan Real Estate Development Company (A)	20,151	90,883
Dr Sulaiman Al Habib Medical Services Group Company	10,887	838,667
Elm Company	2,078	376,761
Etihad Etisalat Company	88,330	1,103,065
Jarir Marketing Company	79,660	329,121
Mouwasat Medical Services Company	5,477	366,438
Nahdi Medical Company	1,321	61,198
Riyad Bank	168,163	1,425,414
SABIC Agri-Nutrients Company	29,687	1,141,077
Sahara International Petrochemical Company	75,657	762,297
Saudi Arabian Mining Company (A)	111,323	1,317,502
Saudi Awwal Bank	42,166	428,224
Saudi Basic Industries Corp.	81,713	1,866,618
Saudi Electricity Company	106,800	638,819
Saudi Industrial Investment Group	23,394	155,769
Saudi Kayan Petrochemical Company (A)	150,908	493,158
Saudi Research & Media Group (A)	1,128	56,286
Saudi Tadawul Group Holding Company	1,628	87,397
Saudi Telecom Company	154,513	1,746,282
The Saudi Investment Bank	36,472	174,019
The Saudi National Bank	302,772	3,111,169
Yanbu National Petrochemical Company	42,231	515,561
South Africa - 3.9%		27,343,384
Absa Group, Ltd.	102,360	1,090,439
African Rainbow Minerals, Ltd.	18,985	214,310
Anglo American Platinum, Ltd. (C)	6,968	348,883
AngloGold Ashanti, Ltd.	65,974	1,463,884
Aspen Pharmacare Holdings, Ltd.	41,756	450,320
Bid Corp., Ltd.	39,476	940,299
Capitec Bank Holdings, Ltd.	12,139	1,224,163
Clicks Group, Ltd.	32,958	519,878
Discovery, Ltd. (A)	88,168	783,280
Exxaro Resources, Ltd.	33,224	302,689
FirstRand, Ltd.	584,782	2,393,549
Gold Fields, Ltd.	174,406	2,696,054
Impala Platinum Holdings, Ltd.	132,771	963,096
Investec, Ltd.	38,143	239,427
Kumba Iron Ore, Ltd. (C)	6,192	170,122
MTN Group, Ltd.	120,018	945,162
MultiChoice Group	14,962	74,466
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Naspers, Ltd., N Shares	14,356	$2,836,779
Nedbank Group, Ltd.	82,970	1,096,391
Northam Platinum Holdings, Ltd. (A)	51,552	438,013
Pepkor Holdings, Ltd. (B)	132,973	129,954
Sanlam, Ltd.	358,785	1,326,902
Sasol, Ltd.	78,075	1,090,888
Shoprite Holdings, Ltd.	76,311	1,108,808
Sibanye Stillwater, Ltd.	536,327	1,019,952
Standard Bank Group, Ltd.	170,831	1,834,749
The Bidvest Group, Ltd.	37,722	588,619
Vodacom Group, Ltd.	89,881	596,233
Woolworths Holdings, Ltd.	101,384	456,075
South Korea - 13.3%		93,142,944
AMOREPACIFIC Corp.	2,756	243,676
AMOREPACIFIC Group	4,304	92,519
Celltrion Healthcare Company, Ltd.	6,933	357,895
Celltrion, Inc.	8,551	983,467
CJ CheilJedang Corp.	1,863	409,242
Coway Company, Ltd.	10,728	345,074
DB Insurance Company, Ltd.	5,593	331,284
Doosan Enerbility Company, Ltd. (A)	22,359	306,797
Ecopro BM Company, Ltd.	3,979	1,307,968
Ecopro Company, Ltd.	395	374,036
E-MART, Inc.	3,369	200,081
F&F Company, Ltd.	1,603	130,162
GS Holdings Corp.	14,535	429,898
Hana Financial Group, Inc.	59,173	1,824,422
Hanjin Kal Corp.	1,952	64,931
Hankook Tire & Technology Company, Ltd.	14,920	452,990
Hanmi Pharm Company, Ltd.	694	145,099
Hanon Systems	25,375	169,810
Hanwha Aerospace Company, Ltd.	616	59,056
HD Hyundai Company, Ltd.	8,271	399,713
HD Hyundai Heavy Industries Company, Ltd. (A)	535	58,635
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	7,624	737,488
HLB, Inc. (A)	5,923	152,646
HMM Company, Ltd.	36,646	502,835
HYBE Company, Ltd. (A)	1,072	220,766
Hyundai Engineering & Construction Company, Ltd.	13,376	392,470
Hyundai Glovis Company, Ltd.	4,857	664,163
Hyundai Mobis Company, Ltd.	7,918	1,447,373
Hyundai Motor Company	17,165	2,639,423
Hyundai Steel Company	12,823	363,670
Industrial Bank of Korea	55,781	454,685
Kakao Corp.	22,139	891,014
Kakao Games Corp. (A)	2,253	55,678
Kangwon Land, Inc.	11,055	135,298
KB Financial Group, Inc.	51,803	2,072,689
Kia Corp.	33,553	2,176,937
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Korea Aerospace Industries, Ltd.	3,017	$116,453
Korea Electric Power Corp. (A)	45,754	689,550
Korea Investment Holdings Company, Ltd.	8,527	326,791
Korea Zinc Company, Ltd.	1,417	549,169
Korean Air Lines Company, Ltd.	22,564	435,472
KT&G Corp.	12,232	792,659
Kumho Petrochemical Company, Ltd.	3,030	285,492
L&F Company, Ltd.	1,465	295,954
LG Chem, Ltd.	3,380	1,718,307
LG Corp.	23,729	1,554,444
LG Display Company, Ltd. (A)	51,134	541,166
LG Electronics, Inc.	24,930	2,120,121
LG Energy Solution, Ltd. (A)	600	263,602
LG H&H Company, Ltd.	1,025	344,173
LG Innotek Company, Ltd.	1,760	364,524
LG Uplus Corp.	71,331	560,172
Lotte Chemical Corp.	3,650	431,248
Lotte Corp.	7,771	155,158
Lotte Energy Materials Corp.	759	32,631
Macquarie Korea Infrastructure Fund	23,810	226,584
Meritz Financial Group, Inc. (A)	8,796	339,515
Mirae Asset Securities Company, Ltd.	52,157	283,566
NAVER Corp.	9,423	1,678,124
NCSoft Corp.	1,967	426,686
Netmarble Corp. (A)(B)	3,313	127,878
Orion Corp.	2,864	255,022
Pearl Abyss Corp. (A)	2,307	101,355
POSCO Future M Company, Ltd.	2,264	936,044
POSCO Holdings, Inc.	8,781	4,422,706
Posco International Corp.	4,527	319,996
Samsung Biologics Company, Ltd. (A)(B)	1,026	616,574
Samsung C&T Corp.	11,932	966,991
Samsung Card Company, Ltd.	4,670	104,417
Samsung Electro-Mechanics Company, Ltd.	7,880	898,876
Samsung Electronics Company, Ltd.	533,404	29,209,273
Samsung Engineering Company, Ltd. (A)	13,596	394,659
Samsung Fire & Marine Insurance Company, Ltd.	7,439	1,424,011
Samsung Heavy Industries Company, Ltd. (A)	85,594	606,373
Samsung Life Insurance Company, Ltd.	14,099	772,063
Samsung SDI Company, Ltd.	3,731	1,946,507
Samsung SDS Company, Ltd.	4,090	411,679
Shinhan Financial Group Company, Ltd.	70,025	1,925,530
SK Biopharmaceuticals Company, Ltd. (A)	1,246	79,570
SK Bioscience Company, Ltd. (A)	1,503	86,431
SK Hynix, Inc.	72,996	7,066,808
SK IE Technology Company, Ltd. (A)(B)	1,618	136,203
SK Innovation Company, Ltd. (A)	6,453	1,093,514
SK Telecom Company, Ltd.	22,473	812,776
SK, Inc.	5,332	639,179
SKC Company, Ltd.	1,009	78,526
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
S-Oil Corp.	8,168	$479,962
Woori Financial Group, Inc.	93,909	858,306
Yuhan Corp.	4,300	246,264
Taiwan - 16.4%		115,146,562
Accton Technology Corp.	73,000	887,340
Advanced Energy Solution Holding Company, Ltd.	1,000	21,988
Advantech Company, Ltd.	54,981	684,933
Airtac International Group	15,743	466,882
ASE Technology Holding Company, Ltd.	666,000	2,426,519
Asia Cement Corp.	481,000	616,814
ASMedia Technology, Inc.	3,000	93,838
ASPEED Technology, Inc.	1,000	73,823
Asustek Computer, Inc.	118,000	1,366,745
AUO Corp. (A)	1,264,600	832,966
Catcher Technology Company, Ltd.	135,000	745,310
Cathay Financial Holding Company, Ltd. (A)	1,278,513	1,861,231
Chailease Holding Company, Ltd.	208,496	1,379,955
Chang Hwa Commercial Bank, Ltd.	1,169,139	701,264
Cheng Shin Rubber Industry Company, Ltd.	405,000	495,513
China Airlines, Ltd.	484,000	384,255
China Development Financial Holding Corp. (A)	3,598,159	1,436,905
China Steel Corp.	1,662,000	1,478,144
Chunghwa Telecom Company, Ltd.	389,000	1,435,858
Compal Electronics, Inc.	784,000	759,639
CTBC Financial Holding Company, Ltd.	2,664,000	2,225,192
Delta Electronics, Inc.	144,000	1,674,765
E Ink Holdings, Inc.	54,000	386,616
E.Sun Financial Holding Company, Ltd.	2,111,455	1,736,786
Eclat Textile Company, Ltd.	26,000	448,411
eMemory Technology, Inc.	6,000	354,160
Eva Airways Corp.	433,000	506,348
Evergreen Marine Corp. Taiwan, Ltd.	163,000	539,417
Far Eastern New Century Corp.	782,000	739,039
Far EasTone Telecommunications Company, Ltd.	314,000	709,401
Feng TAY Enterprise Company, Ltd.	107,680	726,398
First Financial Holding Company, Ltd.	2,114,901	1,954,970
Formosa Chemicals & Fibre Corp.	544,000	1,132,089
Formosa Petrochemical Corp.	227,000	579,301
Formosa Plastics Corp.	577,000	1,527,577
Formosa Sumco Technology Corp.	3,000	15,226
Fubon Financial Holding Company, Ltd.	1,055,077	2,199,021
Giant Manufacturing Company, Ltd.	21,797	160,912
Global Unichip Corp.	3,000	156,078
Globalwafers Company, Ltd.	43,000	703,292
Hiwin Technologies Corp.	33,845	227,238
Hon Hai Precision Industry Company, Ltd.	1,264,800	4,366,722
Hotai Motor Company, Ltd.	41,000	988,911
Hua Nan Financial Holdings Company, Ltd.	2,047,097	1,449,347
Innolux Corp. (A)	1,539,875	815,838
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Inventec Corp.	526,000	$1,066,177
Largan Precision Company, Ltd.	13,000	899,718
Lite-On Technology Corp.	416,000	1,992,204
Lotes Company, Ltd.	4,000	94,952
MediaTek, Inc.	156,000	3,425,135
Mega Financial Holding Company, Ltd.	1,515,225	1,940,649
Micro-Star International Company, Ltd.	155,000	959,302
momo.com, Inc.	8,920	170,018
Nan Ya Plastics Corp.	762,000	1,697,294
Nan Ya Printed Circuit Board Corp.	26,000	205,177
Nanya Technology Corp.	210,000	483,127
Nien Made Enterprise Company, Ltd.	13,000	134,441
Novatek Microelectronics Corp.	108,000	1,457,114
Oneness Biotech Company, Ltd.	21,617	133,445
Pegatron Corp.	430,000	1,045,360
PharmaEssentia Corp. (A)	11,307	123,409
Phison Electronics Corp.	11,000	143,159
Polaris Group (A)	11,000	30,032
Pou Chen Corp.	512,000	509,124
President Chain Store Corp.	101,000	896,664
Quanta Computer, Inc.	452,000	3,430,290
Realtek Semiconductor Corp.	65,000	890,411
Ruentex Development Company, Ltd.	154,500	175,018
Shin Kong Financial Holding Company, Ltd. (A)	2,918,140	894,204
Sino-American Silicon Products, Inc.	99,000	540,261
SinoPac Financial Holdings Company, Ltd.	2,326,363	1,380,576
Synnex Technology International Corp.	111,000	209,097
TA Chen Stainless Pipe	276,180	347,131
Taishin Financial Holding Company, Ltd.	2,479,961	1,440,163
Taiwan Business Bank	449,000	205,737
Taiwan Cement Corp.	1,053,117	1,249,941
Taiwan Cooperative Financial Holding Company, Ltd.	1,380,843	1,291,801
Taiwan High Speed Rail Corp.	375,000	359,768
Taiwan Mobile Company, Ltd.	233,000	699,893
Taiwan Semiconductor Manufacturing Company, Ltd.	1,542,000	27,722,782
The Shanghai Commercial & Savings Bank, Ltd.	574,265	804,938
Unimicron Technology Corp.	194,000	1,138,943
Uni-President Enterprises Corp.	350,000	838,623
United Microelectronics Corp.	1,578,000	2,359,983
Vanguard International Semiconductor Corp.	157,000	386,174
Voltronic Power Technology Corp.	8,000	445,484
Walsin Lihwa Corp.	217,000	276,200
Wan Hai Lines, Ltd.	153,950	246,896
Win Semiconductors Corp.	55,000	287,019
Winbond Electronics Corp. (A)	329,000	307,261
Wistron Corp.	117,000	526,801
Wiwynn Corp.	19,000	1,076,162
Yageo Corp.	60,469	884,143
Yang Ming Marine Transport Corp.	334,000	494,201
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Yuanta Financial Holding Company, Ltd.	2,571,230	$1,996,341
Zhen Ding Technology Holding, Ltd.	108,000	360,842
Thailand - 2.2%		15,460,271
Advanced Info Service PCL, NVDR	136,300	899,939
Airports of Thailand PCL, NVDR (A)	321,800	672,204
Asset World Corp. PCL, NVDR	885,100	115,846
B Grimm Power PCL, NVDR	93,900	106,303
Bangkok Bank PCL, NVDR	75,900	380,290
Bangkok Dusit Medical Services PCL, NVDR	322,300	270,712
Bangkok Expressway & Metro PCL, NVDR	902,000	239,804
Bank of Ayudhya PCL, NVDR	189,600	177,255
Berli Jucker PCL, NVDR	199,200	203,688
BTS Group Holdings PCL, NVDR	1,017,300	240,737
Bumrungrad Hospital PCL, NVDR	45,900	289,651
Carabao Group PCL, NVDR	42,700	90,755
Central Pattana PCL, NVDR	167,300	332,364
Central Retail Corp. PCL, NVDR	392,900	473,495
Charoen Pokphand Foods PCL, NVDR	869,900	515,910
CP ALL PCL, NVDR	320,300	594,210
Delta Electronics Thailand PCL, NVDR	371,000	1,224,789
Electricity Generating PCL, NVDR	43,100	168,100
Energy Absolute PCL, NVDR	252,100	456,640
Global Power Synergy PCL, NVDR	107,286	181,011
Gulf Energy Development PCL, NVDR	371,840	540,453
Home Product Center PCL, NVDR	524,600	217,633
Indorama Ventures PCL, NVDR	340,300	340,511
Intouch Holdings PCL, NVDR	76,800	172,767
Kasikornbank PCL, NVDR	77,500	285,286
Krung Thai Bank PCL, NVDR	467,400	279,931
Krungthai Card PCL, NVDR	137,000	188,117
Land & Houses PCL, NVDR	548,500	136,209
Minor International PCL, NVDR	408,929	394,249
Muangthai Capital PCL, NVDR	98,200	101,847
Osotspa PCL, NVDR	108,000	92,291
PTT Exploration & Production PCL, NVDR	300,400	1,399,812
PTT Global Chemical PCL, NVDR	245,200	282,961
PTT Oil & Retail Business PCL, NVDR	285,700	178,621
PTT PCL, NVDR	1,390,400	1,421,729
SCB X PCL, NVDR	110,200	362,196
SCG Packaging PCL, NVDR	112,100	132,639
Thai Beverage PCL	1,089,600	496,466
Thai Oil PCL, NVDR	188,461	282,179
The Siam Cement PCL, NVDR	39,000	370,303
TMBThanachart Bank PCL, NVDR	2,992,385	150,368
Turkey - 0.5%		3,720,814
Akbank TAS	411,805	427,301
Arcelik AS (A)	2,686	15,402
Aselsan Elektronik Sanayi Ve Ticaret AS	38,090	105,528
BIM Birlesik Magazalar AS	60,236	483,423
Enka Insaat ve Sanayi AS	187,527	234,141
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS (A)	143,913	$222,870
Ford Otomotiv Sanayi AS	8,616	303,852
Hektas Ticaret TAS (A)	11,378	12,939
KOC Holding AS	125,951	631,468
Koza Altin Isletmeleri AS	16,396	17,050
Oyak Cimento Fabrikalari AS (A)	8,968	18,651
Tofas Turk Otomobil Fabrikasi AS	1,736	19,470
Turk Hava Yollari AO (A)	29,912	260,276
Turkcell Iletisim Hizmetleri AS (A)	152,250	292,324
Turkiye Is Bankasi AS, Class C	402,646	225,946
Turkiye Petrol Rafinerileri AS	77,651	298,184
Turkiye Sise ve Cam Fabrikalari AS	34,958	69,327
Yapi ve Kredi Bankasi AS	156,417	82,662
United Kingdom - 0.0%		80,561
Pepco Group NV (A)	9,317	80,561
United States - 0.1%		925,430

BeiGene, Ltd., ADR (A)	4,320	925,430

PREFERRED SECURITIES - 1.8%		$13,055,110
(Cost $13,533,226)
Brazil - 1.7%		12,207,461
Banco Bradesco SA	555,447	1,945,270
Centrais Eletricas Brasileiras SA, B Shares	34,460	316,055
Cia Energetica de Minas Gerais	197,659	526,448
Cia Paranaense de Energia, B Shares	144,300	253,592
Gerdau SA	238,580	1,466,973
Itau Unibanco Holding SA	450,150	2,710,145
Petroleo Brasileiro SA	746,300	4,880,628
Raizen SA	123,900	108,350
Chile - 0.1%		847,649

Sociedad Quimica y Minera de Chile SA, B Shares	11,568	847,649

RIGHTS - 0.0%		$0
(Cost $0)
Macquarie Korea Infrastructure Fund (Expiration Date: 8-3-23; Strike Price: KRW 11,670.00) (A)	1,826	0

SHORT-TERM INVESTMENTS - 0.2%		$980,662
(Cost $980,664)
Short-term funds - 0.2%		980,662
John Hancock Collateral Trust, 5.2927% (E)(F)	9,183	91,787

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.1769% (E)	888,875	888,875
Total investments (Multifactor Emerging Markets ETF) (Cost $633,523,057) - 99.9%		$699,183,439
Other assets and liabilities, net - 0.1%		904,786
Total net assets - 100.0%		$700,088,225

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR EMERGING MARKETS ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $3,670,569. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,786,059 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 7-31-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Financials	23.4%
Information technology	19.1%
Consumer discretionary	11.8%
Materials	10.6%
Communication services	8.1%
Consumer staples	7.0%
Industrials	6.2%
Energy	6.0%
Utilities	3.2%
Health care	3.1%
Real estate	1.2%
Short-term investments and other	0.3%
TOTAL	100.0%
MULTIFACTOR LARGE CAP ETF

As of 7-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$793,977,690
(Cost $659,743,905)
Communication services – 6.7%		52,944,179
Diversified telecommunication services – 0.5%
AT&T, Inc.	113,451	1,647,309
GCI Liberty, Inc. (A)(B)	3,760	0
Iridium Communications, Inc.	426	22,386
Verizon Communications, Inc.	77,292	2,634,111
Entertainment – 1.2%
Activision Blizzard, Inc. (B)	15,351	1,423,959
Atlanta Braves Holdings, Inc., Series C (B)	222	9,040
Electronic Arts, Inc.	8,064	1,099,526
Endeavor Group Holdings, Inc., Class A (B)	1,749	41,276
Liberty Media Corp.-Liberty Formula One, Series A (B)	644	41,396
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Series C (B)	7,060	$512,556
Live Nation Entertainment, Inc. (B)	4,344	381,186
Netflix, Inc. (B)	4,805	2,109,251
ROBLOX Corp., Class A (B)	1,028	40,349
Roku, Inc. (B)	1,694	163,081
Spotify Technology SA (B)	1,313	196,175
Take-Two Interactive Software, Inc. (B)	4,363	667,277
The Walt Disney Company (B)	23,083	2,051,848
Warner Brothers Discovery, Inc. (B)	57,886	756,570
Warner Music Group Corp., Class A	2,987	94,240
Interactive media and services – 3.6%
Alphabet, Inc., Class A (B)	109,107	14,480,681
Alphabet, Inc., Class C (B)	21,684	2,886,357
Match Group, Inc. (B)	5,915	275,107
Meta Platforms, Inc., Class A (B)	32,223	10,266,248
Pinterest, Inc., Class A (B)	7,375	213,801
Snap, Inc., Class A (B)	10,576	120,143
ZoomInfo Technologies, Inc. (B)	3,217	82,259
Media – 1.2%
Charter Communications, Inc., Class A (B)	1,891	766,214
Comcast Corp., Class A	79,448	3,595,816
Fox Corp., Class A	12,265	410,264
Fox Corp., Class B	4,859	152,621
Liberty Broadband Corp., Series A (B)	491	43,616
Liberty Broadband Corp., Series C (B)	6,692	596,458
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	4,978	157,803
Liberty Media Corp.-Liberty SiriusXM, Series C (B)	3,742	119,108
News Corp., Class A	13,911	275,716
News Corp., Class B	4,205	84,563
Nexstar Media Group, Inc.	891	166,368
Omnicom Group, Inc.	11,322	958,068
Paramount Global, Class A	239	4,603
Paramount Global, Class B	16,665	267,140
Sirius XM Holdings, Inc. (C)	29,433	150,108
The Interpublic Group of Companies, Inc.	22,282	762,713
The Trade Desk, Inc., Class A (B)	9,923	905,573
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (B)	9,518	1,311,295
Consumer discretionary – 10.1%		79,854,722
Automobile components – 0.3%
Aptiv PLC (B)	7,630	835,409
Autoliv, Inc.	3,894	393,021
BorgWarner, Inc.	9,862	458,583
Gentex Corp.	9,693	325,491
Lear Corp.	3,249	502,815
Phinia, Inc. (B)	1,973	55,974
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobiles – 1.0%
Ford Motor Company	75,926	$1,002,982
General Motors Company	27,069	1,038,638
Harley-Davidson, Inc.	808	31,197
Rivian Automotive, Inc., Class A (B)(C)	6,756	186,736
Tesla, Inc. (B)	20,172	5,394,598
Broadline retail – 2.1%
Amazon.com, Inc. (B)	114,785	15,344,459
eBay, Inc.	22,103	983,805
Etsy, Inc. (B)	3,113	316,436
Distributors – 0.3%
Genuine Parts Company	6,965	1,084,590
LKQ Corp.	10,685	585,431
Pool Corp.	1,363	524,401
Diversified consumer services – 0.1%
ADT, Inc.	2,195	14,004
Service Corp. International	8,902	593,318
Hotels, restaurants and leisure – 2.2%
Airbnb, Inc., Class A (B)	651	99,076
Aramark	10,587	427,397
Booking Holdings, Inc. (B)	516	1,532,933
Caesars Entertainment, Inc. (B)	5,117	302,005
Carnival Corp. (B)	19,663	370,451
Chipotle Mexican Grill, Inc. (B)	648	1,271,557
Choice Hotels International, Inc.	233	30,465
Churchill Downs, Inc.	1,944	225,212
Darden Restaurants, Inc.	6,324	1,068,250
Domino’s Pizza, Inc.	1,229	487,593
DoorDash, Inc., Class A (B)	772	70,090
DraftKings, Inc., Class A (B)	7,276	231,231
Expedia Group, Inc. (B)	4,474	548,199
Hilton Worldwide Holdings, Inc.	8,090	1,257,914
Hyatt Hotels Corp., Class A	1,514	191,294
Las Vegas Sands Corp. (B)	7,252	433,742
Marriott International, Inc., Class A	6,305	1,272,412
McDonald’s Corp.	9,819	2,878,931
MGM Resorts International	16,875	856,744
Planet Fitness, Inc., Class A (B)	306	20,667
Royal Caribbean Cruises, Ltd. (B)	7,182	783,628
Starbucks Corp.	16,164	1,641,777
Texas Roadhouse, Inc.	449	50,086
Vail Resorts, Inc.	1,584	373,016
Wynn Resorts, Ltd.	3,109	338,819
Yum! Brands, Inc.	8,035	1,106,178
Household durables – 0.9%
D.R. Horton, Inc.	15,396	1,955,600
Garmin, Ltd.	5,721	605,797
Lennar Corp., A Shares	10,665	1,352,642
Lennar Corp., B Shares	372	42,747
Mohawk Industries, Inc. (B)	2,607	277,228
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
NVR, Inc. (B)	192	$1,210,836
PulteGroup, Inc.	11,372	959,683
Tempur Sealy International, Inc.	956	42,666
Whirlpool Corp.	3,046	439,416
Leisure products – 0.1%
Hasbro, Inc.	5,853	377,870
Mattel, Inc. (B)	8,569	182,520
Polaris, Inc.	972	132,036
Specialty retail – 2.4%
Advance Auto Parts, Inc.	2,812	209,185
AutoNation, Inc. (B)	792	127,496
AutoZone, Inc. (B)	408	1,012,542
Bath & Body Works, Inc.	5,454	202,125
Best Buy Company, Inc.	14,478	1,202,398
Burlington Stores, Inc. (B)	2,111	374,956
CarMax, Inc. (B)	7,805	644,771
Chewy, Inc., Class A (B)(C)	1,287	43,629
Dick’s Sporting Goods, Inc.	2,353	331,773
Five Below, Inc. (B)	1,584	330,011
Floor & Decor Holdings, Inc., Class A (B)	3,120	358,332
Lithia Motors, Inc.	1,070	332,267
Lowe’s Companies, Inc.	8,807	2,063,216
O’Reilly Automotive, Inc. (B)	1,346	1,246,113
Penske Automotive Group, Inc.	455	73,446
RH (B)(C)	549	213,105
Ross Stores, Inc.	13,353	1,530,788
The Home Depot, Inc.	12,673	4,230,754
The TJX Companies, Inc.	20,271	1,754,050
Tractor Supply Company	6,732	1,507,901
Ulta Beauty, Inc. (B)	2,719	1,209,411
Williams-Sonoma, Inc.	3,472	481,358
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (B)	2,567	94,748
Crocs, Inc. (B)	560	60,676
Deckers Outdoor Corp. (B)	1,095	595,341
Levi Strauss & Company, Class A	1,866	28,121
Lululemon Athletica, Inc. (B)	4,015	1,519,798
NIKE, Inc., Class B	19,070	2,105,137
Ralph Lauren Corp.	1,120	147,090
Skechers USA, Inc., Class A (B)	955	53,079
Tapestry, Inc.	10,042	433,312
VF Corp.	10,964	217,197
Consumer staples – 6.5%		51,408,094
Beverages – 1.3%
Brown-Forman Corp., Class A	1,997	143,604
Brown-Forman Corp., Class B	7,661	540,867
Celsius Holdings, Inc. (B)	380	54,986
Constellation Brands, Inc., Class A	4,435	1,209,868
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
Keurig Dr. Pepper, Inc.	12,931	$439,783
Molson Coors Beverage Company, Class B	7,229	504,367
Monster Beverage Corp. (B)	16,051	922,772
PepsiCo, Inc.	19,982	3,745,826
The Coca-Cola Company	51,221	3,172,117
Consumer staples distribution and retail – 2.1%
Albertsons Companies, Inc., Class A	4,614	100,262
BJ’s Wholesale Club Holdings, Inc. (B)	2,912	193,095
Casey’s General Stores, Inc.	620	156,649
Costco Wholesale Corp.	6,590	3,694,815
Dollar General Corp.	6,815	1,150,781
Dollar Tree, Inc. (B)	9,974	1,539,287
Performance Food Group Company (B)	3,281	196,073
Sysco Corp.	13,644	1,041,174
Target Corp.	10,760	1,468,417
The Kroger Company	43,121	2,097,405
U.S. Foods Holding Corp. (B)	8,328	355,855
Walgreens Boots Alliance, Inc.	20,001	599,430
Walmart, Inc.	24,901	3,980,674
Food products – 1.5%
Archer-Daniels-Midland Company	15,294	1,299,378
Bunge, Ltd.	6,377	692,989
Campbell Soup Company	9,496	435,107
Conagra Brands, Inc.	18,762	615,581
Darling Ingredients, Inc. (B)	4,918	340,572
General Mills, Inc.	17,602	1,315,573
Hormel Foods Corp.	9,910	405,121
Kellogg Company	11,172	747,295
Lamb Weston Holdings, Inc.	5,458	565,613
McCormick & Company, Inc.	10,437	933,903
Mondelez International, Inc., Class A	23,827	1,766,296
The Hershey Company	3,676	850,296
The J.M. Smucker Company	4,168	627,909
The Kraft Heinz Company	13,503	488,539
Tyson Foods, Inc., Class A	10,721	597,374
Household products – 1.1%
Church & Dwight Company, Inc.	9,220	882,077
Colgate-Palmolive Company	14,011	1,068,479
Kimberly-Clark Corp.	6,137	792,287
The Clorox Company	5,565	842,986
The Procter & Gamble Company	34,214	5,347,648
Personal care products – 0.1%
Coty, Inc., Class A (B)	2,766	33,303
The Estee Lauder Companies, Inc., Class A	3,141	565,380
Tobacco – 0.4%
Altria Group, Inc.	26,045	1,182,964
Philip Morris International, Inc.	17,081	1,703,317
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy – 4.7%		$37,182,219
Energy equipment and services – 0.4%
Baker Hughes Company	25,119	899,009
Halliburton Company	25,040	978,563
NOV, Inc.	5,364	107,709
Schlumberger, Ltd.	22,152	1,292,348
TechnipFMC PLC (B)	2,630	48,234
Oil, gas and consumable fuels – 4.3%
Antero Resources Corp. (B)	2,770	74,098
APA Corp.	5,801	234,882
Cheniere Energy, Inc.	6,433	1,041,245
Chesapeake Energy Corp.	3,210	270,731
Chevron Corp.	27,791	4,548,275
ConocoPhillips	25,076	2,951,947
Coterra Energy, Inc.	19,920	548,597
Devon Energy Corp.	13,728	741,312
Diamondback Energy, Inc.	7,427	1,094,146
EOG Resources, Inc.	15,482	2,051,829
EQT Corp.	6,769	285,516
Exxon Mobil Corp.	58,775	6,303,031
Hess Corp.	10,178	1,544,308
HF Sinclair Corp.	2,167	112,879
Kinder Morgan, Inc.	56,888	1,007,486
Marathon Oil Corp.	29,542	776,068
Marathon Petroleum Corp.	15,399	2,048,375
Matador Resources Company	1,193	66,367
New Fortress Energy, Inc.	266	7,594
Occidental Petroleum Corp.	20,042	1,265,251
ONEOK, Inc.	14,965	1,003,254
Ovintiv, Inc.	6,443	296,958
Phillips 66	10,689	1,192,358
Pioneer Natural Resources Company	4,531	1,022,511
Targa Resources Corp.	5,244	429,956
Texas Pacific Land Corp.	164	247,033
The Williams Companies, Inc.	19,705	678,837
Valero Energy Corp.	15,604	2,011,512
Financials – 13.7%		109,049,741
Banks – 3.2%
Bank of America Corp.	100,548	3,217,536
BOK Financial Corp.	172	15,322
Citigroup, Inc.	36,270	1,728,628
Citizens Financial Group, Inc.	19,912	642,361
Comerica, Inc.	7,009	378,206
Commerce Bancshares, Inc.	4,497	239,150
Cullen/Frost Bankers, Inc.	939	101,957
East West Bancorp, Inc.	5,803	361,005
Fifth Third Bancorp	35,058	1,020,188
First Citizens BancShares, Inc., Class A	267	382,157
First Horizon Corp.	16,388	223,368
Huntington Bancshares, Inc.	52,664	644,607
JPMorgan Chase & Co.	44,706	7,061,760
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
KeyCorp	46,318	$570,175
M&T Bank Corp.	6,057	847,132
Regions Financial Corp.	53,199	1,083,664
The PNC Financial Services Group, Inc.	8,559	1,171,642
Truist Financial Corp.	29,187	969,592
U.S. Bancorp	26,987	1,070,844
Webster Financial Corp.	3,691	174,658
Wells Fargo & Company	67,063	3,095,628
Western Alliance Bancorp	2,804	145,668
Zions Bancorp NA	7,914	302,711
Capital markets – 3.3%
Ameriprise Financial, Inc.	5,683	1,980,241
Ares Management Corp., Class A	3,789	375,945
BlackRock, Inc.	1,665	1,230,185
CME Group, Inc.	4,543	903,875
FactSet Research Systems, Inc.	1,497	651,255
Franklin Resources, Inc.	12,854	375,851
Interactive Brokers Group, Inc., Class A	316	27,596
Intercontinental Exchange, Inc.	10,348	1,187,950
Invesco, Ltd.	10,280	172,704
Jefferies Financial Group, Inc.	4,365	160,588
KKR & Company, Inc.	9,864	585,724
LPL Financial Holdings, Inc.	3,139	719,961
MarketAxess Holdings, Inc.	1,255	337,871
Moody’s Corp.	3,701	1,305,528
Morgan Stanley	26,528	2,428,904
Morningstar, Inc.	829	191,068
MSCI, Inc.	1,702	932,832
Nasdaq, Inc.	13,754	694,439
Northern Trust Corp.	9,036	723,964
Raymond James Financial, Inc.	8,267	909,949
Robinhood Markets, Inc., Class A (B)	7,858	101,054
S&P Global, Inc.	4,664	1,839,995
SEI Investments Company	6,441	405,719
State Street Corp.	13,538	980,693
Stifel Financial Corp.	1,620	102,935
T. Rowe Price Group, Inc.	6,758	832,991
The Bank of New York Mellon Corp.	27,401	1,242,909
The Blackstone Group, Inc.	7,974	835,595
The Carlyle Group, Inc.	1,741	62,067
The Charles Schwab Corp.	22,335	1,476,344
The Goldman Sachs Group, Inc.	5,897	2,098,565
TPG, Inc.	1,109	32,638
Tradeweb Markets, Inc., Class A	2,100	171,759
Consumer finance – 0.8%
Ally Financial, Inc.	24,053	734,579
American Express Company	10,919	1,844,001
Capital One Financial Corp.	13,825	1,617,802
Discover Financial Services	14,199	1,498,704
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance (continued)
Synchrony Financial	26,198	$904,879
Financial services – 3.2%
Apollo Global Management, Inc.	10,355	846,107
Berkshire Hathaway, Inc., Class B (B)	22,086	7,773,389
Block, Inc. (B)	3,359	270,500
Equitable Holdings, Inc.	17,435	500,210
Fidelity National Information Services, Inc.	9,235	557,609
Fiserv, Inc. (B)	9,083	1,146,365
FleetCor Technologies, Inc. (B)	3,332	829,368
Global Payments, Inc.	6,900	760,725
Jack Henry & Associates, Inc.	2,978	499,023
Mastercard, Inc., Class A	12,407	4,891,832
PayPal Holdings, Inc. (B)	13,819	1,047,757
Rocket Companies, Inc., Class A (B)	1,047	11,444
Toast, Inc., Class A (B)	852	18,804
Visa, Inc., Class A	23,453	5,575,482
Voya Financial, Inc.	837	62,156
WEX, Inc. (B)	1,469	278,155
Insurance – 3.2%
Aflac, Inc.	17,086	1,236,001
American Financial Group, Inc.	3,321	403,867
American International Group, Inc.	27,979	1,686,574
Aon PLC, Class A	4,281	1,363,499
Arch Capital Group, Ltd. (B)	14,525	1,128,447
Arthur J. Gallagher & Company	7,299	1,567,825
Assurant, Inc.	1,712	230,281
Brown & Brown, Inc.	8,970	631,937
Chubb, Ltd.	6,321	1,292,076
Cincinnati Financial Corp.	6,110	657,314
CNA Financial Corp.	1,098	42,998
Erie Indemnity Company, Class A	877	194,659
Everest Group, Ltd.	1,694	610,704
Fidelity National Financial, Inc.	13,322	521,823
Globe Life, Inc.	4,767	534,714
Kinsale Capital Group, Inc.	138	51,423
Loews Corp.	11,668	731,000
Markel Group, Inc. (B)	466	675,565
Marsh & McLennan Companies, Inc.	8,250	1,554,465
MetLife, Inc.	13,382	842,665
Old Republic International Corp.	7,144	196,960
Primerica, Inc.	307	65,299
Principal Financial Group, Inc.	13,549	1,082,159
Prudential Financial, Inc.	12,223	1,179,397
Reinsurance Group of America, Inc.	2,887	405,190
RenaissanceRe Holdings, Ltd.	173	32,309
The Allstate Corp.	11,342	1,278,017
The Hartford Financial Services Group, Inc.	19,795	1,422,865
The Progressive Corp.	7,324	922,678
The Travelers Companies, Inc.	9,136	1,576,965
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Unum Group	3,105	$150,934
W.R. Berkley Corp.	9,769	602,650
Willis Towers Watson PLC	4,637	979,937
Health care – 12.4%		98,737,532
Biotechnology – 2.0%
AbbVie, Inc.	22,615	3,382,752
Alnylam Pharmaceuticals, Inc. (B)	2,396	468,178
Amgen, Inc.	9,526	2,230,513
Apellis Pharmaceuticals, Inc. (B)	399	10,274
Biogen, Inc. (B)	4,563	1,232,877
BioMarin Pharmaceutical, Inc. (B)	5,801	510,082
Exact Sciences Corp. (B)	3,226	314,664
Gilead Sciences, Inc.	25,954	1,976,138
Horizon Therapeutics PLC (B)	6,015	603,124
Incyte Corp. (B)	4,896	311,973
Karuna Therapeutics, Inc. (B)	286	57,134
Moderna, Inc. (B)	5,648	664,544
Neurocrine Biosciences, Inc. (B)	2,173	221,407
Regeneron Pharmaceuticals, Inc. (B)	2,024	1,501,626
Sarepta Therapeutics, Inc. (B)	635	68,828
Seagen, Inc. (B)	2,889	554,052
United Therapeutics Corp. (B)	875	212,380
Vertex Pharmaceuticals, Inc. (B)	4,353	1,533,736
Health care equipment and supplies – 2.6%
Abbott Laboratories	25,469	2,835,464
ABIOMED, Inc. (A)(B)	1,170	18,158
Align Technology, Inc. (B)	1,071	404,720
Baxter International, Inc.	12,987	587,402
Becton, Dickinson and Company	5,096	1,419,848
Boston Scientific Corp. (B)	23,479	1,217,386
Dentsply Sirona, Inc.	8,291	344,242
DexCom, Inc. (B)	6,216	774,265
Edwards Lifesciences Corp. (B)	11,687	959,152
GE HealthCare Technologies, Inc.	5,961	464,958
Hologic, Inc. (B)	13,333	1,058,907
IDEXX Laboratories, Inc. (B)	2,399	1,330,797
Inspire Medical Systems, Inc. (B)	120	34,537
Insulet Corp. (B)	1,396	386,343
Intuitive Surgical, Inc. (B)	4,200	1,362,480
Masimo Corp. (B)	1,322	161,681
Medtronic PLC	17,654	1,549,315
Novocure, Ltd. (B)	1,685	54,998
Penumbra, Inc. (B)	146	44,291
ResMed, Inc.	5,512	1,225,593
Shockwave Medical, Inc. (B)	324	84,434
STERIS PLC	3,242	731,233
Stryker Corp.	4,709	1,334,578
Teleflex, Inc.	1,491	374,494
The Cooper Companies, Inc.	1,825	714,050
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	7,638	$1,055,190
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (B)	833	65,832
agilon health, Inc. (B)(C)	2,606	49,905
AmerisourceBergen Corp.	6,237	1,165,695
Cardinal Health, Inc.	11,253	1,029,312
Centene Corp. (B)	16,355	1,113,612
Chemed Corp.	193	100,570
CVS Health Corp.	23,465	1,752,601
DaVita, Inc. (B)	2,813	286,898
Elevance Health, Inc.	4,613	2,175,629
HCA Healthcare, Inc.	4,524	1,234,192
Henry Schein, Inc. (B)	7,307	575,719
Humana, Inc.	3,540	1,617,178
Laboratory Corp. of America Holdings	5,453	1,166,560
McKesson Corp.	2,938	1,182,251
Molina Healthcare, Inc. (B)	2,587	787,716
Quest Diagnostics, Inc.	7,487	1,012,317
The Cigna Corp.	5,571	1,644,002
UnitedHealth Group, Inc.	11,843	5,996,940
Universal Health Services, Inc., Class B	4,100	569,736
Health care technology – 0.1%
Doximity, Inc., Class A (B)(C)	511	18,258
Veeva Systems, Inc., Class A (B)	2,307	471,136
Life sciences tools and services – 1.7%
Agilent Technologies, Inc.	7,769	946,031
Avantor, Inc. (B)	17,415	358,227
Bio-Rad Laboratories, Inc., Class A (B)	773	313,343
Bio-Techne Corp.	4,210	351,114
Bruker Corp.	3,411	234,404
Charles River Laboratories International, Inc. (B)	1,620	339,455
Danaher Corp.	9,070	2,313,394
Fortrea Holdings, Inc. (B)	5,463	174,597
Illumina, Inc. (B)	2,620	503,433
IQVIA Holdings, Inc. (B)	6,106	1,366,279
Mettler-Toledo International, Inc. (B)	1,068	1,342,978
Repligen Corp. (B)	1,111	190,603
Revvity, Inc.	4,939	607,250
Thermo Fisher Scientific, Inc.	5,804	3,184,423
Waters Corp. (B)	2,597	717,317
West Pharmaceutical Services, Inc.	2,413	888,081
Pharmaceuticals – 3.1%
Bristol-Myers Squibb Company	36,315	2,258,430
Catalent, Inc. (B)	5,797	281,270
Eli Lilly & Company	11,704	5,320,053
Jazz Pharmaceuticals PLC (B)	2,259	294,619
Johnson & Johnson	39,064	6,544,392
Merck & Company, Inc.	38,619	4,118,716
Organon & Company	6,093	133,924
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	94,659	$3,413,404
Royalty Pharma PLC, Class A	8,381	262,996
Viatris, Inc.	35,848	377,479
Zoetis, Inc.	7,988	1,502,463
Industrials – 12.1%		96,231,344
Aerospace and defense – 1.6%
Axon Enterprise, Inc. (B)	1,008	187,417
General Dynamics Corp.	4,822	1,078,103
HEICO Corp.	1,138	200,265
HEICO Corp., Class A	2,083	292,349
Howmet Aerospace, Inc.	15,700	802,898
Huntington Ingalls Industries, Inc.	1,878	431,320
L3Harris Technologies, Inc.	4,634	878,097
Lockheed Martin Corp.	3,745	1,671,656
Northrop Grumman Corp.	2,432	1,082,240
RTX Corp.	25,665	2,256,723
Textron, Inc.	11,165	868,302
The Boeing Company (B)	6,665	1,591,935
TransDigm Group, Inc.	1,433	1,289,299
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	6,057	606,790
Expeditors International of Washington, Inc.	7,707	981,101
FedEx Corp.	5,523	1,490,934
United Parcel Service, Inc., Class B	9,440	1,766,507
Building products – 1.2%
A.O. Smith Corp.	5,175	375,860
Advanced Drainage Systems, Inc.	1,565	190,914
Allegion PLC	4,925	575,536
Builders FirstSource, Inc. (B)	6,846	988,768
Carlisle Companies, Inc.	2,663	738,184
Carrier Global Corp.	33,067	1,969,140
Fortune Brands Innovations, Inc.	6,142	436,512
Johnson Controls International PLC	19,356	1,346,210
Lennox International, Inc.	1,310	481,346
Masco Corp.	9,796	594,421
Owens Corning	5,444	762,106
Trane Technologies PLC	7,019	1,399,869
Commercial services and supplies – 0.8%
Cintas Corp.	2,139	1,073,864
Clean Harbors, Inc. (B)	342	56,861
Copart, Inc. (B)	17,182	1,518,717
Republic Services, Inc.	6,440	973,148
Rollins, Inc.	9,009	367,837
Tetra Tech, Inc.	919	155,504
Waste Management, Inc.	11,362	1,860,982
Construction and engineering – 0.2%
AECOM	4,802	417,774
EMCOR Group, Inc.	269	57,846
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
MasTec, Inc. (B)	386	$45,452
Quanta Services, Inc.	4,721	951,848
Valmont Industries, Inc.	118	31,241
WillScot Mobile Mini Holdings Corp. (B)	4,229	202,781
Electrical equipment – 1.0%
AMETEK, Inc.	9,120	1,446,432
Eaton Corp. PLC	9,492	1,948,897
Emerson Electric Company	13,749	1,255,971
Generac Holdings, Inc. (B)	1,431	219,945
Hubbell, Inc.	2,160	673,920
nVent Electric PLC	1,019	53,885
Plug Power, Inc. (B)(C)	11,718	153,740
Regal Rexnord Corp.	1,216	189,915
Rockwell Automation, Inc.	5,015	1,686,494
Sensata Technologies Holding PLC	6,757	285,483
Ground transportation – 1.2%
Avis Budget Group, Inc. (B)	426	93,844
CSX Corp.	48,368	1,611,622
J.B. Hunt Transport Services, Inc.	4,883	995,839
Knight-Swift Transportation Holdings, Inc.	5,218	316,994
Norfolk Southern Corp.	7,113	1,661,526
Old Dominion Freight Line, Inc.	3,802	1,594,901
Saia, Inc. (B)	197	83,359
Uber Technologies, Inc. (B)	17,204	850,910
U-Haul Holding Company (C)	388	23,614
U-Haul Holding Company, Series N	3,537	202,352
Union Pacific Corp.	10,838	2,514,633
Industrial conglomerates – 0.6%
3M Company	9,759	1,088,129
General Electric Company	13,115	1,498,258
Honeywell International, Inc.	10,666	2,070,591
Machinery – 2.8%
AGCO Corp.	1,751	233,058
Caterpillar, Inc.	9,888	2,622,001
Cummins, Inc.	6,156	1,605,485
Deere & Company	5,388	2,314,685
Donaldson Company, Inc.	710	44,609
Dover Corp.	7,199	1,050,838
Fortive Corp.	11,943	935,734
Graco, Inc.	5,613	445,279
IDEX Corp.	2,915	658,236
Illinois Tool Works, Inc.	6,935	1,826,124
Ingersoll Rand, Inc.	13,513	881,994
ITT, Inc.	463	46,115
Lincoln Electric Holdings, Inc.	2,275	456,615
Nordson Corp.	1,736	436,795
Otis Worldwide Corp.	11,354	1,032,760
PACCAR, Inc.	25,242	2,174,093
Parker-Hannifin Corp.	3,923	1,608,469
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Pentair PLC	6,508	$452,306
RBC Bearings, Inc. (B)	248	56,060
Snap-on, Inc.	2,415	657,943
Stanley Black & Decker, Inc.	6,651	660,245
The Middleby Corp. (B)	1,568	238,101
The Toro Company	3,892	395,622
Wabtec Corp.	6,109	723,550
Xylem, Inc.	6,211	700,290
Passenger airlines – 0.1%
American Airlines Group, Inc. (B)	5,851	98,004
Delta Air Lines, Inc.	6,047	279,734
Southwest Airlines Company	7,059	241,135
United Airlines Holdings, Inc. (B)	3,933	213,601
Professional services – 1.3%
Automatic Data Processing, Inc.	6,858	1,695,709
Booz Allen Hamilton Holding Corp.	5,666	686,039
Broadridge Financial Solutions, Inc.	4,460	748,923
CACI International, Inc., Class A (B)	165	57,823
Ceridian HCM Holding, Inc. (B)	3,870	274,035
Clarivate PLC (B)	7,070	67,236
Concentrix Corp.	860	71,586
Equifax, Inc.	4,692	957,543
Genpact, Ltd.	6,822	246,206
Jacobs Solutions, Inc.	727	91,173
KBR, Inc.	1,918	117,938
Leidos Holdings, Inc.	5,557	519,746
Paychex, Inc.	8,320	1,043,910
Paycom Software, Inc.	1,514	558,303
Paylocity Holding Corp. (B)	977	221,632
Robert Half, Inc.	5,145	381,502
SS&C Technologies Holdings, Inc.	8,693	506,367
TransUnion	6,932	552,411
Verisk Analytics, Inc.	5,781	1,323,502
Trading companies and distributors – 0.7%
Fastenal Company	22,203	1,301,318
United Rentals, Inc.	4,349	2,020,893
W.W. Grainger, Inc.	2,226	1,643,879
Watsco, Inc. (C)	1,086	410,714
WESCO International, Inc.	419	73,564
Information technology – 22.9%		182,038,728
Communications equipment – 0.9%
Arista Networks, Inc. (B)	7,109	1,102,535
Ciena Corp. (B)	5,163	217,879
Cisco Systems, Inc.	68,344	3,556,622
F5, Inc. (B)	2,632	416,488
Juniper Networks, Inc.	16,066	446,635
Motorola Solutions, Inc.	3,581	1,026,422
Ubiquiti, Inc. (C)	190	33,754
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	19,109	$1,687,516
Arrow Electronics, Inc. (B)	4,403	627,604
CDW Corp.	5,442	1,018,035
Cognex Corp.	4,785	261,357
Corning, Inc.	35,318	1,198,693
Flex, Ltd. (B)	30,081	823,016
Jabil, Inc.	4,872	539,184
Keysight Technologies, Inc. (B)	7,664	1,234,517
TD SYNNEX Corp.	559	55,179
TE Connectivity, Ltd.	9,393	1,347,802
Teledyne Technologies, Inc. (B)	1,466	563,721
Trimble, Inc. (B)	9,065	487,697
Zebra Technologies Corp., Class A (B)	1,958	602,986
IT services – 1.5%
Accenture PLC, Class A	9,849	3,115,731
Akamai Technologies, Inc. (B)	6,975	659,138
Amdocs, Ltd.	6,830	639,561
Cloudflare, Inc., Class A (B)	3,523	242,277
Cognizant Technology Solutions Corp., Class A	16,737	1,105,144
EPAM Systems, Inc. (B)	1,618	383,159
Gartner, Inc. (B)	3,345	1,182,759
Globant SA (B)	687	120,040
GoDaddy, Inc., Class A (B)	4,477	345,132
IBM Corp.	16,819	2,424,963
MongoDB, Inc. (B)	973	411,968
Okta, Inc. (B)	2,250	172,935
Snowflake, Inc., Class A (B)	1,384	245,951
Twilio, Inc., Class A (B)	2,692	177,753
VeriSign, Inc. (B)	3,491	736,426
Semiconductors and semiconductor equipment – 6.4%
Advanced Micro Devices, Inc. (B)	22,101	2,528,354
Allegro MicroSystems, Inc. (B)	341	17,599
Analog Devices, Inc.	9,488	1,893,141
Applied Materials, Inc.	17,511	2,654,492
Broadcom, Inc.	6,355	5,710,921
Enphase Energy, Inc. (B)	3,253	493,903
Entegris, Inc.	4,839	530,887
First Solar, Inc. (B)	3,141	651,443
GLOBALFOUNDRIES, Inc. (B)(C)	953	60,697
Intel Corp.	71,811	2,568,679
KLA Corp.	4,157	2,136,490
Lam Research Corp.	3,428	2,462,984
Lattice Semiconductor Corp. (B)	2,482	225,713
Marvell Technology, Inc.	24,571	1,600,309
Microchip Technology, Inc.	21,072	1,979,504
Micron Technology, Inc.	21,349	1,524,105
Monolithic Power Systems, Inc.	1,245	696,565
NVIDIA Corp.	25,080	11,719,633
NXP Semiconductors NV	3,929	876,088
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp. (B)	17,913	$1,930,126
Qorvo, Inc. (B)	4,535	498,941
Qualcomm, Inc.	19,350	2,557,490
Skyworks Solutions, Inc.	7,634	873,101
SolarEdge Technologies, Inc. (B)	1,451	350,358
Teradyne, Inc.	7,387	834,288
Texas Instruments, Inc.	15,722	2,829,960
Wolfspeed, Inc. (B)(C)	3,645	240,206
Software – 7.8%
Adobe, Inc. (B)	5,296	2,892,516
ANSYS, Inc. (B)	3,045	1,041,695
Aspen Technology, Inc. (B)	1,162	207,417
Atlassian Corp., Class A (B)	1,774	322,762
Autodesk, Inc. (B)	3,576	758,076
Bentley Systems, Inc., Class B	1,982	106,790
BILL Holdings, Inc. (B)	1,728	216,588
Black Knight, Inc. (B)	5,181	364,328
Cadence Design Systems, Inc. (B)	6,055	1,416,931
Confluent, Inc., Class A (B)	893	30,844
Crowdstrike Holdings, Inc., Class A (B)	1,787	288,886
Datadog, Inc., Class A (B)	2,737	319,463
DocuSign, Inc. (B)	1,828	98,383
Dolby Laboratories, Inc., Class A	2,278	201,854
Dropbox, Inc., Class A (B)	7,462	201,101
Dynatrace, Inc. (B)	3,251	177,797
Fair Isaac Corp. (B)	900	754,173
Fortinet, Inc. (B)	14,549	1,130,748
Gen Digital, Inc.	22,879	444,997
Gitlab, Inc., Class A (B)	349	17,321
HubSpot, Inc. (B)	937	543,975
Intuit, Inc.	4,081	2,088,248
Manhattan Associates, Inc. (B)	1,915	365,037
Microsoft Corp.	104,118	34,975,319
Oracle Corp.	21,762	2,551,159
Palantir Technologies, Inc., Class A (B)	5,459	108,307
Palo Alto Networks, Inc. (B)	4,392	1,097,824
Procore Technologies, Inc. (B)	871	66,065
PTC, Inc. (B)	3,513	512,231
Roper Technologies, Inc.	2,314	1,140,918
Salesforce, Inc. (B)	10,886	2,449,459
Samsara, Inc., Class A (B)	1,085	30,315
ServiceNow, Inc. (B)	1,958	1,141,514
Splunk, Inc. (B)	3,491	378,180
Synopsys, Inc. (B)	3,777	1,706,449
Tyler Technologies, Inc. (B)	1,385	549,333
UiPath, Inc., Class A (B)	2,354	42,560
Unity Software, Inc. (B)	2,007	92,001
VMware, Inc., Class A (B)	3,397	535,469
Workday, Inc., Class A (B)	2,690	637,880
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Zoom Video Communications, Inc., Class A (B)	1,120	$82,152
Zscaler, Inc. (B)	1,311	210,258
Technology hardware, storage and peripherals – 5.0%
Apple, Inc.	181,137	35,584,348
Dell Technologies, Inc., Class C	6,889	364,566
Hewlett Packard Enterprise Company	46,973	816,391
HP, Inc.	35,339	1,160,179
NetApp, Inc.	11,692	912,093
Pure Storage, Inc., Class A (B)	2,999	110,933
Seagate Technology Holdings PLC	8,424	534,924
Western Digital Corp. (B)	14,131	601,415
Materials – 4.1%		32,949,472
Chemicals – 2.3%
Air Products & Chemicals, Inc.	4,521	1,380,397
Albemarle Corp.	3,784	803,268
Celanese Corp.	5,865	735,412
CF Industries Holdings, Inc.	9,551	783,946
Corteva, Inc.	19,838	1,119,458
Dow, Inc.	26,299	1,485,105
DuPont de Nemours, Inc.	15,144	1,175,629
Eastman Chemical Company	6,233	533,420
Ecolab, Inc.	5,160	945,002
FMC Corp.	5,186	499,049
International Flavors & Fragrances, Inc.	7,647	647,013
Linde PLC	6,238	2,436,999
LyondellBasell Industries NV, Class A	12,250	1,211,035
Olin Corp.	4,102	236,603
PPG Industries, Inc.	9,151	1,316,829
RPM International, Inc.	5,334	551,056
The Mosaic Company	15,737	641,440
The Sherwin-Williams Company	5,788	1,600,382
Westlake Corp.	1,664	228,800
Construction materials – 0.2%
Martin Marietta Materials, Inc.	2,329	1,039,805
Vulcan Materials Company	4,774	1,052,667
Containers and packaging – 0.7%
Amcor PLC	57,308	587,980
AptarGroup, Inc.	2,403	291,868
Avery Dennison Corp.	3,267	601,161
Ball Corp.	13,619	799,299
Berry Global Group, Inc.	6,432	421,746
Crown Holdings, Inc.	5,680	526,877
Graphic Packaging Holding Company	5,487	132,785
International Paper Company	21,311	768,475
Packaging Corp. of America	4,549	697,589
Sealed Air Corp.	3,029	138,183
Westrock Company	10,488	349,146
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining – 0.9%
Alcoa Corp.	5,303	$191,916
Cleveland-Cliffs, Inc. (B)	16,181	285,595
Freeport-McMoRan, Inc.	33,082	1,477,111
MP Materials Corp. (B)(C)	348	8,300
Newmont Corp.	21,543	924,626
Nucor Corp.	11,355	1,954,082
Reliance Steel & Aluminum Company	3,160	925,438
Royal Gold, Inc.	692	83,137
Southern Copper Corp.	2,403	210,118
Steel Dynamics, Inc.	10,375	1,105,768
U.S. Steel Corp.	1,763	44,957
Real estate – 2.9%		23,215,764
Diversified REITs – 0.0%
WP Carey, Inc.	4,709	317,999
Health care REITs – 0.2%
Healthcare Realty Trust, Inc.	2,599	50,758
Healthpeak Properties, Inc.	13,991	305,424
Omega Healthcare Investors, Inc.	1,542	49,190
Ventas, Inc.	10,180	493,934
Welltower, Inc.	11,296	927,966
Hotel and resort REITs – 0.1%
Host Hotels & Resorts, Inc.	20,253	372,655
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	4,955	160,641
EastGroup Properties, Inc.	562	99,575
First Industrial Realty Trust, Inc.	462	23,885
Prologis, Inc.	12,730	1,588,068
Rexford Industrial Realty, Inc.	2,853	157,172
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	3,710	466,273
Boston Properties, Inc.	4,201	279,913
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (B)	16,513	1,375,698
CoStar Group, Inc. (B)	10,567	887,311
Jones Lang LaSalle, Inc. (B)	2,342	390,060
Zillow Group, Inc., Class A (B)	823	43,800
Zillow Group, Inc., Class C (B)	2,974	161,072
Residential REITs – 0.5%
American Homes 4 Rent, Class A	7,358	275,778
AvalonBay Communities, Inc.	3,767	710,645
Camden Property Trust	2,657	289,852
Equity LifeStyle Properties, Inc.	4,609	328,069
Equity Residential	9,246	609,681
Essex Property Trust, Inc.	1,799	438,146
Invitation Homes, Inc.	14,417	511,804
Mid-America Apartment Communities, Inc.	3,100	463,946
Sun Communities, Inc.	2,972	387,252
UDR, Inc.	8,104	331,292
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Retail REITs – 0.3%
Brixmor Property Group, Inc.	1,030	$23,422
Federal Realty Investment Trust	2,092	212,380
Kimco Realty Corp.	11,467	232,321
NNN REIT, Inc.	4,482	191,292
Realty Income Corp.	12,712	775,051
Regency Centers Corp.	4,452	291,740
Simon Property Group, Inc.	7,271	905,967
Specialized REITs – 1.0%
American Tower Corp.	5,377	1,023,297
Crown Castle, Inc.	5,759	623,642
CubeSmart	5,263	228,204
Digital Realty Trust, Inc.	6,315	786,975
Equinix, Inc.	1,227	993,772
Extra Space Storage, Inc.	4,838	675,240
Gaming and Leisure Properties, Inc.	6,307	299,330
Iron Mountain, Inc.	7,849	481,929
Lamar Advertising Company, Class A	2,292	226,220
Public Storage	2,063	581,250
SBA Communications Corp.	2,597	568,613
VICI Properties, Inc.	21,816	686,768
Weyerhaeuser Company	26,732	910,492
Utilities – 3.8%		30,365,895
Electric utilities – 2.2%
Alliant Energy Corp.	10,302	553,629
American Electric Power Company, Inc.	14,216	1,204,664
Avangrid, Inc. (C)	2,231	82,725
Constellation Energy Corp.	5,971	577,097
Duke Energy Corp.	15,141	1,417,500
Edison International	17,543	1,262,394
Entergy Corp.	11,422	1,173,039
Evergy, Inc.	11,735	703,748
Eversource Energy	14,675	1,061,443
Exelon Corp.	38,376	1,606,419
FirstEnergy Corp.	22,383	881,666
NextEra Energy, Inc.	20,261	1,485,131
NRG Energy, Inc.	11,907	452,347
OGE Energy Corp.	3,942	142,503
PG&E Corp. (B)	40,565	714,350
Pinnacle West Capital Corp.	6,029	499,322
PPL Corp.	37,547	1,033,669
The Southern Company	18,754	1,356,664
Xcel Energy, Inc.	19,099	1,198,080
Gas utilities – 0.1%
Atmos Energy Corp.	4,978	605,872
UGI Corp.	11,433	308,577
Independent power and renewable electricity producers – 0.2%
Brookfield Renewable Corp., Class A	2,762	86,092
Clearway Energy, Inc., Class A	384	9,473
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Clearway Energy, Inc., Class C	581	$15,344
The AES Corp.	32,005	692,268
Vistra Corp.	15,338	430,384
Multi-utilities – 1.2%
Ameren Corp.	12,147	1,040,633
CenterPoint Energy, Inc.	28,259	850,313
CMS Energy Corp.	12,151	742,062
Consolidated Edison, Inc.	16,400	1,555,704
Dominion Energy, Inc.	11,570	619,574
DTE Energy Company	8,829	1,009,155
NiSource, Inc.	20,514	571,110
Public Service Enterprise Group, Inc.	20,814	1,313,780
Sempra	6,192	922,732
WEC Energy Group, Inc.	11,404	1,024,763
Water utilities – 0.1%
American Water Works Company, Inc.	5,957	878,241
Essential Utilities, Inc.	6,702	283,428

SHORT-TERM INVESTMENTS – 0.1%		$992,432
(Cost $992,428)
Short-term funds – 0.1%		992,432
John Hancock Collateral Trust, 5.2927% (D)(E)	35,912	358,944

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.1769% (D)	633,488	633,488
Total investments (Multifactor Large Cap ETF) (Cost $660,736,333) 100.0%		$794,970,122
Other assets and liabilities, net 0.0%		656
Total net assets 100.0%		$794,970,778

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $1,488,941. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,143,427 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 7-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 7-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$3,302,673,975
(Cost $2,818,415,679)
Communication services – 3.1%		103,777,055
Diversified telecommunication services – 0.2%
Frontier Communications Parent, Inc. (A)	184,372	3,357,414
GCI Liberty, Inc. (A)(B)	32,082	0
Iridium Communications, Inc.	47,115	2,475,893
Entertainment – 0.9%
Atlanta Braves Holdings, Inc., Series C (A)	2,852	116,133
Endeavor Group Holdings, Inc., Class A (A)	52,955	1,249,738
Liberty Media Corp.-Liberty Formula One, Series A (A)	11,576	744,105
Liberty Media Corp.-Liberty Formula One, Series C (A)	86,918	6,310,247
Live Nation Entertainment, Inc. (A)	38,082	3,341,696
ROBLOX Corp., Class A (A)	27,313	1,072,035
Spotify Technology SA (A)	9,436	1,409,833
Take-Two Interactive Software, Inc. (A)	61,185	9,357,634
Warner Brothers Discovery, Inc. (A)	343,181	4,485,376
Warner Music Group Corp., Class A	33,136	1,045,441
World Wrestling Entertainment, Inc., Class A	18,263	1,917,615
Interactive media and services – 0.1%
Pinterest, Inc., Class A (A)	76,553	2,219,271
ZoomInfo Technologies, Inc. (A)	60,637	1,550,488
Media – 1.9%
DISH Network Corp., Class A (A)	117,438	931,283
Fox Corp., Class A	142,446	4,764,819
Fox Corp., Class B	61,903	1,944,373
Liberty Broadband Corp., Series A (A)	7,911	702,734
Liberty Broadband Corp., Series C (A)	51,077	4,552,493
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	38,914	1,233,574
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	57,453	1,828,729
News Corp., Class A	283,773	5,624,381
News Corp., Class B	83,475	1,678,682
Nexstar Media Group, Inc.	33,456	6,246,904
Omnicom Group, Inc.	98,219	8,311,292
Paramount Global, Class A	1,447	27,869
Paramount Global, Class B	164,887	2,643,139
Sirius XM Holdings, Inc. (C)	182,461	930,551
The Interpublic Group of Companies, Inc.	258,636	8,853,110
The New York Times Company, Class A	85,044	3,466,393
The Trade Desk, Inc., Class A (A)	102,825	9,383,810
Consumer discretionary – 12.7%		420,926,753
Automobile components – 0.8%
Autoliv, Inc.	62,379	6,295,912
BorgWarner, Inc.	166,013	7,719,605
Gentex Corp.	158,953	5,337,642
Lear Corp.	42,910	6,640,752
Phinia, Inc. (A)	33,139	940,153
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobiles – 0.1%
Harley-Davidson, Inc.	112,944	$4,360,768
Broadline retail – 0.5%
Dillard’s, Inc., Class A (C)	2,427	832,558
eBay, Inc.	155,073	6,902,299
Etsy, Inc. (A)	41,183	4,186,252
Macy’s, Inc.	205,221	3,404,616
Distributors – 0.7%
Genuine Parts Company	60,373	9,401,284
LKQ Corp.	134,738	7,382,295
Pool Corp.	17,991	6,921,857
Diversified consumer services – 0.4%
ADT, Inc.	226,828	1,447,163
H&R Block, Inc.	58,421	1,963,530
Service Corp. International	138,530	9,233,025
Hotels, restaurants and leisure – 2.8%
Aramark	160,677	6,486,530
Boyd Gaming Corp.	47,399	3,238,300
Caesars Entertainment, Inc. (A)	74,860	4,418,237
Carnival Corp. (A)	128,808	2,426,743
Choice Hotels International, Inc. (C)	19,474	2,546,226
Churchill Downs, Inc.	32,541	3,769,875
Darden Restaurants, Inc.	52,882	8,932,827
Domino’s Pizza, Inc.	13,804	5,476,599
DraftKings, Inc., Class A (A)	89,717	2,851,206
Dutch Bros, Inc., Class A (A)(C)	6,289	195,022
Expedia Group, Inc. (A)	35,288	4,323,839
Hilton Grand Vacations, Inc. (A)	34,026	1,582,209
Hyatt Hotels Corp., Class A	23,633	2,986,030
Light & Wonder, Inc. (A)	31,012	2,180,144
Marriott Vacations Worldwide Corp.	23,459	3,014,716
MGM Resorts International	155,035	7,871,127
Norwegian Cruise Line Holdings, Ltd. (A)	161,546	3,565,320
Planet Fitness, Inc., Class A (A)	34,645	2,339,923
Royal Caribbean Cruises, Ltd. (A)	56,294	6,142,238
Texas Roadhouse, Inc.	35,282	3,935,707
Vail Resorts, Inc.	23,692	5,579,229
Wyndham Hotels & Resorts, Inc.	55,493	4,324,015
Wynn Resorts, Ltd.	39,931	4,351,680
Household durables – 2.8%
D.R. Horton, Inc.	154,069	19,569,844
Garmin, Ltd.	55,147	5,839,516
Lennar Corp., A Shares	108,427	13,751,796
Lennar Corp., B Shares	5,908	678,888
Mohawk Industries, Inc. (A)	31,733	3,374,487
Newell Brands, Inc.	245,327	2,737,849
NVR, Inc. (A)	1,695	10,689,416
PulteGroup, Inc.	193,737	16,349,465
Tempur Sealy International, Inc.	30,647	1,367,776
Toll Brothers, Inc.	79,722	6,404,068
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
TopBuild Corp. (A)	20,640	$5,653,915
Whirlpool Corp.	52,772	7,612,889
Leisure products – 0.6%
Brunswick Corp.	60,934	5,259,214
Hasbro, Inc.	73,958	4,774,728
Mattel, Inc. (A)	223,491	4,760,358
Polaris, Inc.	39,382	5,349,651
Specialty retail – 3.0%
Advance Auto Parts, Inc.	43,884	3,264,531
AutoNation, Inc. (A)	50,041	8,055,600
Bath & Body Works, Inc.	89,892	3,331,398
Best Buy Company, Inc.	108,077	8,975,795
Burlington Stores, Inc. (A)	19,715	3,501,778
CarMax, Inc. (A)	83,432	6,892,318
Chewy, Inc., Class A (A)(C)	8,446	286,319
Dick’s Sporting Goods, Inc.	47,502	6,697,782
Five Below, Inc. (A)	28,100	5,854,354
Floor & Decor Holdings, Inc., Class A (A)	50,572	5,808,194
Lithia Motors, Inc.	19,981	6,204,700
Murphy USA, Inc.	9,600	2,947,488
Penske Automotive Group, Inc.	16,005	2,583,527
RH (A)(C)	9,663	3,750,887
Tractor Supply Company	49,188	11,017,620
Ulta Beauty, Inc. (A)	21,669	9,638,371
Valvoline, Inc.	81,781	3,105,225
Williams-Sonoma, Inc.	55,448	7,687,311
Textiles, apparel and luxury goods – 1.0%
Capri Holdings, Ltd. (A)	92,177	3,402,253
Columbia Sportswear Company	8,119	638,235
Crocs, Inc. (A)	16,601	1,798,718
Deckers Outdoor Corp. (A)	17,465	9,495,546
Levi Strauss & Company, Class A	49,202	741,474
Ralph Lauren Corp.	25,861	3,396,325
Skechers USA, Inc., Class A (A)	81,538	4,531,882
Tapestry, Inc.	177,006	7,637,809
Consumer staples – 4.4%		144,974,286
Beverages – 0.2%
Celsius Holdings, Inc. (A)	9,470	1,370,309
Molson Coors Beverage Company, Class B	92,647	6,463,981
Consumer staples distribution and retail – 1.4%
Albertsons Companies, Inc., Class A	62,233	1,352,323
BJ’s Wholesale Club Holdings, Inc. (A)	70,221	4,656,355
Casey’s General Stores, Inc.	23,998	6,063,335
Dollar Tree, Inc. (A)	94,882	14,643,139
Performance Food Group Company (A)	87,863	5,250,693
The Kroger Company	174,699	8,497,359
U.S. Foods Holding Corp. (A)	139,980	5,981,345
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products – 2.2%
Bunge, Ltd.	83,004	$9,020,045
Campbell Soup Company	90,643	4,153,262
Conagra Brands, Inc.	167,725	5,503,057
Darling Ingredients, Inc. (A)	108,333	7,502,060
Flowers Foods, Inc.	97,180	2,401,318
Hormel Foods Corp.	74,607	3,049,934
Ingredion, Inc.	46,899	5,217,983
Kellogg Company	79,828	5,339,695
Lamb Weston Holdings, Inc.	69,546	7,207,052
Lancaster Colony Corp.	3,440	662,647
McCormick & Company, Inc.	74,987	6,709,837
Pilgrim’s Pride Corp. (A)	33,748	835,938
Post Holdings, Inc. (A)	42,524	3,627,297
The J.M. Smucker Company	44,828	6,753,338
Tyson Foods, Inc., Class A	98,920	5,511,822
Household products – 0.5%
Church & Dwight Company, Inc.	79,785	7,633,031
Reynolds Consumer Products, Inc.	32,542	900,763
The Clorox Company	42,214	6,394,577
Personal care products – 0.1%
Coty, Inc., Class A (A)	188,687	2,271,791
Energy – 4.9%		162,353,695
Energy equipment and services – 0.8%
Baker Hughes Company	269,786	9,655,641
ChampionX Corp.	31,038	1,104,953
Halliburton Company	240,982	9,417,577
Noble Corp. PLC (A)	14,661	766,330
NOV, Inc.	163,008	3,273,201
TechnipFMC PLC (A)	65,399	1,199,418
Oil, gas and consumable fuels – 4.1%
Antero Resources Corp. (A)	146,703	3,924,305
APA Corp.	165,160	6,687,328
Cheniere Energy, Inc.	65,802	10,650,712
Chesapeake Energy Corp.	68,231	5,754,603
Chord Energy Corp.	16,836	2,640,558
Civitas Resources, Inc.	31,860	2,385,040
Coterra Energy, Inc.	318,339	8,767,056
Diamondback Energy, Inc.	80,916	11,920,545
DT Midstream, Inc.	33,292	1,781,788
EnLink Midstream LLC (A)	31,371	363,904
EQT Corp.	156,523	6,602,140
Hess Corp.	81,753	12,404,383
HF Sinclair Corp.	81,805	4,261,222
Marathon Oil Corp.	325,848	8,560,027
Matador Resources Company	58,815	3,271,878
Murphy Oil Corp.	75,646	3,273,202
New Fortress Energy, Inc.	17,035	486,349
ONEOK, Inc.	134,012	8,984,164
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	163,240	$7,523,732
PBF Energy, Inc., Class A	61,798	2,931,697
PDC Energy, Inc.	59,588	4,522,133
Permian Resources Corp.	27,296	319,090
Range Resources Corp.	127,874	4,019,080
Southwestern Energy Company (A)	381,728	2,473,597
Targa Resources Corp.	96,281	7,894,079
Texas Pacific Land Corp.	3,010	4,533,963
Financials – 13.7%		454,096,812
Banks – 3.6%
Bank OZK	45,509	1,990,109
BOK Financial Corp.	15,651	1,394,191
Cadence Bank	44,566	1,116,378
Citizens Financial Group, Inc.	195,595	6,309,895
Comerica, Inc.	80,553	4,346,640
Commerce Bancshares, Inc.	71,483	3,801,466
Cullen/Frost Bankers, Inc.	31,274	3,395,731
East West Bancorp, Inc.	93,273	5,802,513
Fifth Third Bancorp	298,926	8,698,747
First Citizens BancShares, Inc., Class A	5,756	8,238,563
First Financial Bankshares, Inc.	62,303	2,030,455
First Horizon Corp.	240,354	3,276,025
Glacier Bancorp, Inc.	40,415	1,321,571
Huntington Bancshares, Inc.	582,312	7,127,499
KeyCorp	408,787	5,032,168
M&T Bank Corp.	66,986	9,368,662
New York Community Bancorp, Inc.	181,465	2,516,920
Old National Bancorp	26,413	449,813
Pinnacle Financial Partners, Inc.	40,127	3,045,639
Popular, Inc.	43,892	3,184,365
Prosperity Bancshares, Inc.	50,153	3,175,688
Regions Financial Corp.	441,122	8,985,655
SouthState Corp.	34,438	2,674,799
Synovus Financial Corp.	100,037	3,391,254
United Bankshares, Inc.	38,141	1,275,435
Valley National Bancorp	201,607	2,068,488
Webster Financial Corp.	96,350	4,559,282
Western Alliance Bancorp	71,222	3,699,983
Wintrust Financial Corp.	33,681	2,841,329
Zions Bancorp NA	111,265	4,255,886
Capital markets – 3.5%
Affiliated Managers Group, Inc.	21,605	2,995,317
Ameriprise Financial, Inc.	43,271	15,077,780
Ares Management Corp., Class A	41,191	4,086,971
FactSet Research Systems, Inc.	17,312	7,531,412
Franklin Resources, Inc.	140,508	4,108,454
Houlihan Lokey, Inc.	26,244	2,620,463
Interactive Brokers Group, Inc., Class A	35,234	3,076,985
Invesco, Ltd.	271,599	4,562,863
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Jefferies Financial Group, Inc.	129,895	$4,778,837
LPL Financial Holdings, Inc.	37,146	8,519,807
MarketAxess Holdings, Inc.	16,532	4,450,745
Morningstar, Inc.	12,006	2,767,143
Nasdaq, Inc.	146,633	7,403,500
Northern Trust Corp.	75,827	6,075,259
Raymond James Financial, Inc.	79,601	8,761,682
Robinhood Markets, Inc., Class A (A)	201,977	2,597,424
SEI Investments Company	76,490	4,818,105
State Street Corp.	118,782	8,604,568
Stifel Financial Corp.	70,092	4,453,646
T. Rowe Price Group, Inc.	33,420	4,119,349
The Carlyle Group, Inc.	75,110	2,677,672
TPG, Inc.	22,881	673,388
Tradeweb Markets, Inc., Class A	22,771	1,862,440
Consumer finance – 0.6%
Ally Financial, Inc.	265,063	8,095,024
Credit Acceptance Corp. (A)	5,078	2,826,415
Synchrony Financial	246,615	8,518,082
Financial services – 1.3%
Apollo Global Management, Inc.	87,852	7,178,387
Equitable Holdings, Inc.	292,552	8,393,317
Euronet Worldwide, Inc. (A)	11,094	974,830
FleetCor Technologies, Inc. (A)	27,856	6,933,637
Jack Henry & Associates, Inc.	37,028	6,204,782
Rocket Companies, Inc., Class A (A)	13,926	152,211
Shift4 Payments, Inc., Class A (A)	12,242	844,576
Toast, Inc., Class A (A)	42,493	937,821
Voya Financial, Inc.	95,928	7,123,613
WEX, Inc. (A)	24,132	4,569,394
Insurance – 4.7%
American Financial Group, Inc.	50,918	6,192,138
Arch Capital Group, Ltd. (A)	130,622	10,148,023
Arthur J. Gallagher & Company	69,391	14,905,187
Assurant, Inc.	34,959	4,702,335
Brown & Brown, Inc.	84,411	5,946,755
Cincinnati Financial Corp.	55,476	5,968,108
CNA Financial Corp.	14,237	557,521
Erie Indemnity Company, Class A	12,489	2,772,058
Everest Group, Ltd.	14,619	5,270,296
Fidelity National Financial, Inc.	197,290	7,727,849
First American Financial Corp.	82,722	5,242,920
Globe Life, Inc.	59,943	6,723,806
Kinsale Capital Group, Inc.	8,324	3,101,772
Lincoln National Corp.	91,209	2,557,500
Loews Corp.	95,522	5,984,453
Markel Group, Inc. (A)	4,683	6,788,992
Old Republic International Corp.	196,223	5,409,868
Primerica, Inc.	10,419	2,216,121
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Principal Financial Group, Inc.	115,888	$9,255,975
Reinsurance Group of America, Inc.	42,587	5,977,085
RenaissanceRe Holdings, Ltd.	25,040	4,676,470
RLI Corp.	10,375	1,384,129
Selective Insurance Group, Inc.	9,360	965,858
The Hartford Financial Services Group, Inc.	174,603	12,550,464
Unum Group	93,214	4,531,133
W.R. Berkley Corp.	86,051	5,308,486
Willis Towers Watson PLC	40,129	8,480,462
Health care – 10.7%		353,412,706
Biotechnology – 1.9%
Alnylam Pharmaceuticals, Inc. (A)	30,457	5,951,298
Apellis Pharmaceuticals, Inc. (A)	22,559	580,894
BioMarin Pharmaceutical, Inc. (A)	69,749	6,133,030
Exact Sciences Corp. (A)	57,863	5,643,957
Exelixis, Inc. (A)	214,455	4,226,908
Halozyme Therapeutics, Inc. (A)	58,229	2,501,518
Horizon Therapeutics PLC (A)	107,005	10,729,391
Incyte Corp. (A)	59,192	3,771,714
Ionis Pharmaceuticals, Inc. (A)	24,222	1,003,517
Karuna Therapeutics, Inc. (A)	7,190	1,436,346
Natera, Inc. (A)	26,068	1,178,795
Neurocrine Biosciences, Inc. (A)	45,286	4,614,191
Sarepta Therapeutics, Inc. (A)	24,086	2,610,682
Seagen, Inc. (A)	26,210	5,026,554
United Therapeutics Corp. (A)	31,942	7,752,962
Health care equipment and supplies – 2.9%
ABIOMED, Inc. (A)(B)	18,321	284,342
Align Technology, Inc. (A)	10,868	4,106,909
Dentsply Sirona, Inc.	154,048	6,396,073
Envista Holdings Corp. (A)	102,238	3,518,010
Globus Medical, Inc., Class A (A)	48,117	2,900,012
Hologic, Inc. (A)	136,067	10,806,441
Inspire Medical Systems, Inc. (A)	8,049	2,316,583
Insulet Corp. (A)	19,080	5,280,390
Lantheus Holdings, Inc. (A)	21,489	1,858,584
Masimo Corp. (A)	27,514	3,364,962
Novocure, Ltd. (A)	28,784	939,510
Penumbra, Inc. (A)	13,587	4,121,752
QuidelOrtho Corp. (A)	23,461	2,049,553
ResMed, Inc.	54,752	12,174,107
Shockwave Medical, Inc. (A)	13,935	3,631,461
STERIS PLC	41,285	9,311,832
Teleflex, Inc.	20,991	5,272,309
The Cooper Companies, Inc.	21,303	8,335,012
Zimmer Biomet Holdings, Inc.	63,808	8,815,075
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)	51,557	4,074,550
agilon health, Inc. (A)(C)	64,891	1,242,663
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
AmerisourceBergen Corp.	53,066	$9,918,035
Cardinal Health, Inc.	97,061	8,878,170
Chemed Corp.	9,338	4,865,938
DaVita, Inc. (A)	41,562	4,238,908
Encompass Health Corp.	79,186	5,228,652
HealthEquity, Inc. (A)	31,513	2,140,993
Henry Schein, Inc. (A)	100,653	7,930,450
Laboratory Corp. of America Holdings	51,214	10,956,211
Molina Healthcare, Inc. (A)	28,609	8,711,154
Option Care Health, Inc. (A)	64,083	2,164,724
Quest Diagnostics, Inc.	73,855	9,985,935
R1 RCM, Inc. (A)	53,283	920,730
Tenet Healthcare Corp. (A)	58,761	4,391,210
Universal Health Services, Inc., Class B	59,881	8,321,064
Health care technology – 0.1%
Doximity, Inc., Class A (A)	13,084	467,491
Veeva Systems, Inc., Class A (A)	15,913	3,249,753
Life sciences tools and services – 2.1%
Avantor, Inc. (A)	257,283	5,292,311
Bio-Rad Laboratories, Inc., Class A (A)	10,216	4,141,158
Bio-Techne Corp.	74,880	6,244,992
Bruker Corp.	70,232	4,826,343
Charles River Laboratories International, Inc. (A)	28,538	5,979,853
Fortrea Holdings, Inc. (A)	51,134	1,634,243
Medpace Holdings, Inc. (A)	5,592	1,415,727
Mettler-Toledo International, Inc. (A)	9,286	11,676,866
Repligen Corp. (A)	25,435	4,363,629
Revvity, Inc.	60,248	7,407,492
Waters Corp. (A)	22,131	6,112,804
West Pharmaceutical Services, Inc.	28,461	10,474,786
Pharmaceuticals – 0.8%
Catalent, Inc. (A)	90,249	4,378,881
Elanco Animal Health, Inc. (A)	206,917	2,497,488
Jazz Pharmaceuticals PLC (A)	42,962	5,603,104
Organon & Company	93,386	2,052,624
Perrigo Company PLC	55,398	2,029,783
Royalty Pharma PLC, Class A	90,646	2,844,471
Viatris, Inc.	769,691	8,104,846
Industrials – 19.7%		651,065,887
Aerospace and defense – 1.2%
Axon Enterprise, Inc. (A)	17,713	3,293,378
BWX Technologies, Inc.	21,251	1,466,319
Curtiss-Wright Corp.	16,258	3,111,131
HEICO Corp.	12,917	2,273,134
HEICO Corp., Class A	21,055	2,955,069
Hexcel Corp.	18,509	1,308,216
Howmet Aerospace, Inc.	149,784	7,659,954
Huntington Ingalls Industries, Inc.	24,846	5,706,381
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Textron, Inc.	96,861	$7,532,880
Woodward, Inc.	32,380	3,897,904
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	60,293	6,040,153
Expeditors International of Washington, Inc.	77,121	9,817,503
GXO Logistics, Inc. (A)	69,652	4,671,560
Building products – 2.4%
A.O. Smith Corp.	75,159	5,458,798
Advanced Drainage Systems, Inc.	36,369	4,436,654
Allegion PLC	52,457	6,130,125
Builders FirstSource, Inc. (A)	138,765	20,041,829
Carlisle Companies, Inc.	26,630	7,381,836
Fortune Brands Innovations, Inc.	96,274	6,842,193
Lennox International, Inc.	14,790	5,434,438
Masco Corp.	117,056	7,102,958
Owens Corning	78,872	11,041,291
Trex Company, Inc. (A)	55,114	3,810,582
UFP Industries, Inc.	26,450	2,718,002
Commercial services and supplies – 0.9%
Clean Harbors, Inc. (A)	26,906	4,473,392
Copart, Inc. (A)	153,056	13,528,620
MSA Safety, Inc.	17,393	2,887,238
Rollins, Inc.	88,248	3,603,166
Tetra Tech, Inc.	24,477	4,141,753
Construction and engineering – 1.3%
AECOM	79,963	6,956,781
API Group Corp. (A)	40,101	1,153,305
EMCOR Group, Inc.	33,382	7,178,465
MasTec, Inc. (A)	34,267	4,034,939
MDU Resources Group, Inc.	133,663	2,956,626
Quanta Services, Inc.	62,656	12,632,703
Valmont Industries, Inc.	7,160	1,895,610
WillScot Mobile Mini Holdings Corp. (A)	112,932	5,415,089
Electrical equipment – 2.0%
Acuity Brands, Inc.	19,074	3,151,788
AMETEK, Inc.	91,106	14,449,412
Atkore, Inc. (A)	12,945	2,053,983
Generac Holdings, Inc. (A)	22,570	3,469,009
Hubbell, Inc.	27,090	8,452,080
nVent Electric PLC	75,646	4,000,160
Plug Power, Inc. (A)(C)	230,349	3,022,179
Regal Rexnord Corp.	31,412	4,905,926
Rockwell Automation, Inc.	43,777	14,721,767
Sensata Technologies Holding PLC	131,629	5,561,325
Sunrun, Inc. (A)	95,636	1,815,171
Ground transportation – 1.5%
Avis Budget Group, Inc. (A)	9,531	2,099,584
Hertz Global Holdings, Inc. (A)	128,855	2,171,207
J.B. Hunt Transport Services, Inc.	38,490	7,849,651
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation (continued)
Knight-Swift Transportation Holdings, Inc.	108,636	$6,599,637
Landstar System, Inc.	22,580	4,597,062
Old Dominion Freight Line, Inc.	38,977	16,350,462
Saia, Inc. (A)	16,309	6,900,990
U-Haul Holding Company (C)	7,351	447,382
U-Haul Holding Company, Series N	67,275	3,848,803
Machinery – 4.2%
AGCO Corp.	47,278	6,292,702
Chart Industries, Inc. (A)	13,962	2,543,318
Crane Company (A)	23,971	2,245,843
Crane NXT Company	23,907	1,414,099
Cummins, Inc.	19,753	5,151,582
Donaldson Company, Inc.	83,378	5,238,640
Dover Corp.	67,528	9,857,062
Fortive Corp.	97,485	7,637,950
Graco, Inc.	89,047	7,064,099
IDEX Corp.	29,067	6,563,619
Ingersoll Rand, Inc.	119,838	7,821,826
ITT, Inc.	52,869	5,265,752
Lincoln Electric Holdings, Inc.	35,257	7,076,432
Nordson Corp.	28,930	7,279,077
Oshkosh Corp.	47,758	4,397,079
Pentair PLC	91,954	6,390,803
RBC Bearings, Inc. (A)	10,122	2,288,078
Snap-on, Inc.	31,637	8,619,184
Stanley Black & Decker, Inc.	57,586	5,716,562
The Middleby Corp. (A)	34,391	5,222,273
The Timken Company	18,970	1,761,554
The Toro Company	61,199	6,220,878
Wabtec Corp.	79,725	9,442,629
Watts Water Technologies, Inc., Class A	6,902	1,287,430
Xylem, Inc.	72,530	8,177,758
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	23,788	1,156,810
American Airlines Group, Inc. (A)	67,323	1,127,660
Delta Air Lines, Inc.	60,638	2,805,114
Southwest Airlines Company	47,828	1,633,804
United Airlines Holdings, Inc. (A)	38,408	2,085,938
Professional services – 3.3%
Booz Allen Hamilton Holding Corp.	82,091	9,939,578
Broadridge Financial Solutions, Inc.	51,052	8,572,652
CACI International, Inc., Class A (A)	14,226	4,985,359
Ceridian HCM Holding, Inc. (A)	69,619	4,929,721
Clarivate PLC (A)	125,088	1,189,587
Concentrix Corp.	37,523	3,123,415
Dun & Bradstreet Holdings, Inc.	108,500	1,282,470
Equifax, Inc.	38,953	7,949,528
ExlService Holdings, Inc. (A)	10,674	1,504,500
FTI Consulting, Inc. (A)	13,372	2,342,240
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Genpact, Ltd.	116,010	$4,186,801
Jacobs Solutions, Inc.	21,120	2,648,659
KBR, Inc.	58,942	3,624,344
Leidos Holdings, Inc.	80,580	7,536,647
Paycom Software, Inc.	18,967	6,994,271
Paylocity Holding Corp. (A)	16,077	3,647,067
Robert Half, Inc.	76,718	5,688,640
Science Applications International Corp.	27,169	3,296,686
SS&C Technologies Holdings, Inc.	113,606	6,617,550
TransUnion	58,267	4,643,297
TriNet Group, Inc. (A)	23,290	2,450,807
Verisk Analytics, Inc.	48,437	11,089,167
Trading companies and distributors – 2.0%
Applied Industrial Technologies, Inc.	11,141	1,615,334
Core & Main, Inc., Class A (A)	33,744	1,066,648
Fastenal Company	205,527	12,045,937
SiteOne Landscape Supply, Inc. (A)	21,520	3,658,400
United Rentals, Inc.	38,092	17,700,591
Univar Solutions, Inc. (A)	71,591	2,587,299
W.W. Grainger, Inc.	19,255	14,219,625
Watsco, Inc. (C)	17,212	6,509,406
WESCO International, Inc.	35,180	6,176,553
Information technology – 13.7%		454,032,003
Communications equipment – 0.5%
Ciena Corp. (A)	119,113	5,026,569
F5, Inc. (A)	42,470	6,720,453
Juniper Networks, Inc.	222,973	6,198,649
Ubiquiti, Inc. (C)	1,540	273,581
Electronic equipment, instruments and components – 3.4%
Arrow Electronics, Inc. (A)	62,656	8,930,986
CDW Corp.	59,545	11,139,083
Cognex Corp.	89,509	4,888,982
Coherent Corp. (A)	83,966	3,976,630
Corning, Inc.	178,490	6,057,951
Flex, Ltd. (A)	441,912	12,090,712
IPG Photonics Corp. (A)	9,832	1,292,416
Jabil, Inc.	135,987	15,049,681
Keysight Technologies, Inc. (A)	80,154	12,911,206
Littelfuse, Inc.	19,593	5,968,028
National Instruments Corp.	70,004	4,130,236
Novanta, Inc. (A)	8,785	1,554,067
TD SYNNEX Corp.	22,543	2,225,220
Teledyne Technologies, Inc. (A)	18,937	7,281,845
Trimble, Inc. (A)	118,616	6,381,541
Zebra Technologies Corp., Class A (A)	23,026	7,091,087
IT services – 1.9%
Akamai Technologies, Inc. (A)	87,999	8,315,906
Amdocs, Ltd.	97,328	9,113,794
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Cloudflare, Inc., Class A (A)	40,708	$2,799,489
DXC Technology Company (A)	200,410	5,541,337
EPAM Systems, Inc. (A)	21,916	5,189,928
Gartner, Inc. (A)	29,119	10,296,187
Globant SA (A)	18,435	3,221,148
GoDaddy, Inc., Class A (A)	72,087	5,557,187
MongoDB, Inc. (A)	11,531	4,882,225
Okta, Inc. (A)	18,601	1,429,673
VeriSign, Inc. (A)	30,639	6,463,297
Semiconductors and semiconductor equipment – 3.6%
Allegro MicroSystems, Inc. (A)	16,727	863,280
Amkor Technology, Inc.	78,194	2,274,663
Cirrus Logic, Inc. (A)	18,516	1,496,093
Enphase Energy, Inc. (A)	43,064	6,538,407
Entegris, Inc.	66,517	7,297,580
First Solar, Inc. (A)	52,511	10,890,781
Lattice Semiconductor Corp. (A)	78,678	7,154,977
MKS Instruments, Inc.	52,218	5,700,639
Monolithic Power Systems, Inc.	17,764	9,938,780
ON Semiconductor Corp. (A)	236,319	25,463,378
Qorvo, Inc. (A)	74,165	8,159,633
Silicon Laboratories, Inc. (A)	7,843	1,169,705
Skyworks Solutions, Inc.	81,809	9,356,495
SolarEdge Technologies, Inc. (A)	21,659	5,229,782
Teradyne, Inc.	90,798	10,254,726
Universal Display Corp.	29,708	4,333,803
Wolfspeed, Inc. (A)(C)	56,123	3,698,506
Software – 3.0%
ANSYS, Inc. (A)	35,976	12,307,390
AppLovin Corp., Class A (A)	18,191	571,197
Aspen Technology, Inc. (A)	19,294	3,443,979
Bentley Systems, Inc., Class B	49,701	2,677,890
BILL Holdings, Inc. (A)	27,513	3,448,479
Black Knight, Inc. (A)	71,477	5,026,263
Confluent, Inc., Class A (A)	13,127	453,407
Dolby Laboratories, Inc., Class A	44,932	3,981,425
Dropbox, Inc., Class A (A)	166,591	4,489,627
Dynatrace, Inc. (A)	72,035	3,939,594
Elastic NV (A)	20,123	1,337,173
Fair Isaac Corp. (A)	9,290	7,784,741
Gen Digital, Inc.	281,393	5,473,094
Gitlab, Inc., Class A (A)	18,785	932,300
Guidewire Software, Inc. (A)	45,411	3,851,761
HashiCorp, Inc., Class A (A)	8,672	256,778
HubSpot, Inc. (A)	12,549	7,285,322
Informatica, Inc., Class A (A)	13,335	253,898
Manhattan Associates, Inc. (A)	33,086	6,306,853
Nutanix, Inc., Class A (A)	30,052	907,570
Procore Technologies, Inc. (A)	16,477	1,249,780
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
PTC, Inc. (A)	55,994	$8,164,485
Samsara, Inc., Class A (A)	27,692	773,714
Smartsheet, Inc., Class A (A)	20,056	890,486
Splunk, Inc. (A)	27,543	2,983,733
SPS Commerce, Inc. (A)	7,924	1,429,410
Tyler Technologies, Inc. (A)	16,841	6,679,646
UiPath, Inc., Class A (A)	70,388	1,272,615
Zscaler, Inc. (A)	16,128	2,586,609
Technology hardware, storage and peripherals – 1.3%
Hewlett Packard Enterprise Company	574,784	9,989,746
NetApp, Inc.	105,599	8,237,778
Pure Storage, Inc., Class A (A)	126,106	4,664,661
Seagate Technology Holdings PLC	72,658	4,613,783
Super Micro Computer, Inc. (A)	17,586	5,808,128
Western Digital Corp. (A)	191,221	8,138,366
Materials – 6.6%		216,203,588
Chemicals – 2.4%
Albemarle Corp.	31,594	6,706,774
Ashland, Inc.	18,963	1,732,460
Axalta Coating Systems, Ltd. (A)	131,030	4,192,960
Celanese Corp.	66,949	8,394,735
CF Industries Holdings, Inc.	78,169	6,416,112
Eastman Chemical Company	65,926	5,641,947
FMC Corp.	40,406	3,888,269
Huntsman Corp.	142,145	4,231,657
International Flavors & Fragrances, Inc.	60,480	5,117,213
LyondellBasell Industries NV, Class A	83,535	8,258,270
Olin Corp.	95,801	5,525,802
RPM International, Inc.	69,123	7,141,097
The Chemours Company	63,167	2,335,916
The Mosaic Company	174,060	7,094,686
Westlake Corp.	20,644	2,838,550
Construction materials – 0.7%
Knife River Corp. (A)	33,384	1,451,202
Martin Marietta Materials, Inc.	22,340	9,973,916
Vulcan Materials Company	42,069	9,276,215
Containers and packaging – 2.2%
Amcor PLC	563,236	5,778,801
AptarGroup, Inc.	40,200	4,882,692
Avery Dennison Corp.	37,673	6,932,209
Ball Corp.	116,717	6,850,121
Berry Global Group, Inc.	106,196	6,963,272
Crown Holdings, Inc.	62,502	5,797,686
Graphic Packaging Holding Company	193,718	4,687,976
International Paper Company	170,150	6,135,609
Packaging Corp. of America	61,819	9,479,944
Sealed Air Corp.	91,054	4,153,883
Silgan Holdings, Inc.	20,978	919,885
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Sonoco Products Company	82,777	$4,854,043
Westrock Company	155,108	5,163,545
Metals and mining – 1.3%
Alcoa Corp.	118,510	4,288,877
Cleveland-Cliffs, Inc. (A)	406,296	7,171,124
Commercial Metals Company	46,709	2,672,689
MP Materials Corp. (A)	25,882	617,286
Reliance Steel & Aluminum Company	35,407	10,369,294
Royal Gold, Inc.	30,932	3,716,170
Steel Dynamics, Inc.	98,424	10,490,030
U.S. Steel Corp.	159,242	4,060,671
Real estate – 5.0%		164,540,420
Diversified REITs – 0.1%
WP Carey, Inc.	54,687	3,693,013
Health care REITs – 0.5%
Healthcare Realty Trust, Inc.	136,459	2,665,044
Healthpeak Properties, Inc.	125,818	2,746,607
Medical Properties Trust, Inc.	228,945	2,310,055
Omega Healthcare Investors, Inc.	92,120	2,938,628
Ventas, Inc.	91,647	4,446,712
Hotel and resort REITs – 0.2%
Host Hotels & Resorts, Inc.	275,621	5,071,426
Industrial REITs – 0.5%
Americold Realty Trust, Inc.	99,957	3,240,606
EastGroup Properties, Inc.	16,505	2,924,356
First Industrial Realty Trust, Inc.	51,362	2,655,415
Rexford Industrial Realty, Inc.	69,217	3,813,165
STAG Industrial, Inc.	65,667	2,383,712
Office REITs – 0.2%
Alexandria Real Estate Equities, Inc.	35,742	4,492,055
Boston Properties, Inc.	45,000	2,998,350
Real estate management and development – 0.6%
CBRE Group, Inc., Class A (A)	112,218	9,348,882
CoStar Group, Inc. (A)	19,071	1,601,392
Jones Lang LaSalle, Inc. (A)	33,187	5,527,295
Zillow Group, Inc., Class A (A)	8,104	431,295
Zillow Group, Inc., Class C (A)	32,340	1,751,534
Residential REITs – 1.0%
American Homes 4 Rent, Class A	112,738	4,225,420
Apartment Income REIT Corp.	59,951	2,070,708
Camden Property Trust	34,869	3,803,859
Equity LifeStyle Properties, Inc.	60,988	4,341,126
Essex Property Trust, Inc.	15,266	3,718,034
Invitation Homes, Inc.	142,539	5,060,135
Mid-America Apartment Communities, Inc.	27,957	4,184,045
Sun Communities, Inc.	28,564	3,721,889
UDR, Inc.	87,398	3,572,830
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Retail REITs – 0.6%
Agree Realty Corp.	26,551	$1,719,974
Brixmor Property Group, Inc.	115,086	2,617,056
Federal Realty Investment Trust	31,377	3,185,393
Kimco Realty Corp.	216,084	4,377,862
NNN REIT, Inc.	69,704	2,974,967
Regency Centers Corp.	66,474	4,356,041
Spirit Realty Capital, Inc.	47,384	1,910,997
Specialized REITs – 1.3%
CubeSmart	86,626	3,756,103
Extra Space Storage, Inc.	67,628	9,438,840
Gaming and Leisure Properties, Inc.	89,527	4,248,951
Iron Mountain, Inc.	103,173	6,334,822
Lamar Advertising Company, Class A	38,967	3,846,043
National Storage Affiliates Trust	29,294	989,844
Rayonier, Inc.	44,197	1,463,805
VICI Properties, Inc.	215,267	6,776,605
Weyerhaeuser Company	199,810	6,805,529
Utilities – 5.4%		177,290,770
Electric utilities – 2.6%
Alliant Energy Corp.	98,579	5,297,635
Avangrid, Inc. (C)	21,971	814,685
Constellation Energy Corp.	46,421	4,486,590
Edison International	135,372	9,741,369
Entergy Corp.	92,423	9,491,842
Evergy, Inc.	132,246	7,930,793
Eversource Energy	100,683	7,282,401
FirstEnergy Corp.	194,677	7,668,327
IDACORP, Inc.	13,406	1,378,405
NRG Energy, Inc.	187,209	7,112,070
OGE Energy Corp.	127,515	4,609,667
PG&E Corp. (A)	468,740	8,254,511
Pinnacle West Capital Corp.	78,180	6,474,868
PPL Corp.	230,682	6,350,675
Gas utilities – 0.4%
Atmos Energy Corp.	51,458	6,262,953
National Fuel Gas Company	51,713	2,746,477
UGI Corp.	169,099	4,563,982
Independent power and renewable electricity producers – 0.5%
Brookfield Renewable Corp., Class A	40,044	1,248,171
Clearway Energy, Inc., Class A	15,410	380,165
Clearway Energy, Inc., Class C	41,021	1,083,365
The AES Corp.	318,909	6,898,002
Vistra Corp.	215,689	6,052,233
Multi-utilities – 1.5%
Ameren Corp.	101,374	8,684,711
CenterPoint Energy, Inc.	328,705	9,890,733
CMS Energy Corp.	113,296	6,918,987
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
DTE Energy Company	70,424	$8,049,463
NiSource, Inc.	284,112	7,909,678
WEC Energy Group, Inc.	85,562	7,688,601
Water utilities – 0.4%
American Water Works Company, Inc.	55,228	8,142,264
Essential Utilities, Inc.	91,680	3,877,147

SHORT-TERM INVESTMENTS – 0.2%		$6,735,003
(Cost $6,734,952)
Short-term funds – 0.2%		6,735,003
John Hancock Collateral Trust, 5.2927% (D)(E)	310,960	3,108,045

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.1769% (D)	3,626,958	3,626,958
Total investments (Multifactor Mid Cap ETF) (Cost $2,825,150,631) 100.1%		$3,309,408,978
Other assets and liabilities, net (0.1%)		(2,784,038)
Total net assets 100.0%		$3,306,624,940

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $19,851,587. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $16,865,490 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 7-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 7-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%		$373,135,080
(Cost $320,148,313)
Communication services – 1.9%		7,199,423
Diversified telecommunication services – 0.2%
Frontier Communications Parent, Inc. (A)	41,818	761,506
Entertainment – 0.7%
Madison Square Garden Sports Corp.	5,229	1,112,470
World Wrestling Entertainment, Inc., Class A	12,602	1,323,210
Interactive media and services – 0.3%
Bumble, Inc., Class A (A)	21,586	399,773
Ziff Davis, Inc. (A)	11,715	849,572
Media – 0.7%
Cable One, Inc.	56	40,541
Nexstar Media Group, Inc.	2,731	509,932
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
TEGNA, Inc.	52,129	$880,980
The New York Times Company, Class A	32,420	1,321,439
Consumer discretionary – 12.3%		46,128,115
Automobile components – 1.0%
Adient PLC (A)	20,764	883,716
Fox Factory Holding Corp. (A)	11,631	1,301,509
QuantumScape Corp. (A)(B)	52,278	695,820
Visteon Corp. (A)	6,499	1,001,431
Automobiles – 0.4%
Harley-Davidson, Inc.	4,821	186,139
Thor Industries, Inc.	11,682	1,349,154
Broadline retail – 0.6%
Dillard’s, Inc., Class A (B)	844	289,526
Macy’s, Inc.	55,876	926,983
Ollie’s Bargain Outlet Holdings, Inc. (A)	14,543	1,059,894
Diversified consumer services – 0.8%
Bright Horizons Family Solutions, Inc. (A)	11,954	1,159,897
Grand Canyon Education, Inc. (A)	6,977	757,353
H&R Block, Inc.	35,226	1,183,946
Hotels, restaurants and leisure – 3.5%
Dutch Bros, Inc., Class A (A)(B)	9,277	287,680
Hilton Grand Vacations, Inc. (A)	19,353	899,915
International Game Technology PLC	19,634	664,218
Life Time Group Holdings, Inc. (A)	10,675	193,111
Light & Wonder, Inc. (A)	20,518	1,442,415
Marriott Vacations Worldwide Corp.	9,569	1,229,712
Norwegian Cruise Line Holdings, Ltd. (A)	80,937	1,786,280
Penn Entertainment, Inc. (A)	33,700	885,973
Red Rock Resorts, Inc., Class A	11,450	555,325
SeaWorld Entertainment, Inc. (A)	9,589	530,943
The Wendy’s Company	52,322	1,124,400
Travel + Leisure Company	17,943	730,818
Wingstop, Inc.	7,825	1,319,139
Wyndham Hotels & Resorts, Inc.	18,924	1,474,558
Household durables – 2.3%
Installed Building Products, Inc.	4,519	668,902
Leggett & Platt, Inc.	30,543	893,688
Newell Brands, Inc.	87,913	981,109
Skyline Champion Corp. (A)	11,824	823,660
Taylor Morrison Home Corp. (A)	23,323	1,129,300
Toll Brothers, Inc.	23,282	1,870,243
TopBuild Corp. (A)	8,009	2,193,905
Leisure products – 1.0%
Acushnet Holdings Corp.	7,138	425,639
Brunswick Corp.	19,017	1,641,357
Topgolf Callaway Brands Corp. (A)	30,969	618,451
YETI Holdings, Inc. (A)	19,566	833,512
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail – 1.9%
Academy Sports & Outdoors, Inc.	17,365	$1,038,253
Asbury Automotive Group, Inc. (A)	4,769	1,075,886
Foot Locker, Inc.	20,275	544,789
Murphy USA, Inc.	4,510	1,384,705
Signet Jewelers, Ltd.	9,443	760,067
The Gap, Inc.	54,619	562,576
Valvoline, Inc.	46,766	1,775,705
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (A)	4,709	173,809
Columbia Sportswear Company	7,123	559,939
PVH Corp.	17,699	1,586,538
Under Armour, Inc., Class A (A)	43,476	350,417
Under Armour, Inc., Class C (A)	42,562	315,810
Consumer staples – 3.2%		11,978,869
Beverages – 0.5%
Coca-Cola Consolidated, Inc.	1,106	700,551
National Beverage Corp. (A)	6,140	324,499
The Boston Beer Company, Inc., Class A (A)	2,185	811,596
Food products – 1.8%
Flowers Foods, Inc.	44,764	1,106,118
Hostess Brands, Inc. (A)	30,227	726,657
Ingredion, Inc.	13,838	1,539,616
Lancaster Colony Corp.	5,384	1,037,120
Pilgrim’s Pride Corp. (A)	9,395	232,714
Post Holdings, Inc. (A)	11,925	1,017,203
Seaboard Corp.	74	266,770
The Simply Good Foods Company (A)	22,827	883,633
Household products – 0.1%
Reynolds Consumer Products, Inc.	12,520	346,554
Personal care products – 0.8%
BellRing Brands, Inc. (A)	29,986	1,077,997
e.l.f. Beauty, Inc. (A)	11,730	1,369,126
Inter Parfums, Inc.	3,602	538,715
Energy – 6.6%		24,871,180
Energy equipment and services – 2.2%
Cactus, Inc., Class A	14,033	712,596
ChampionX Corp.	41,530	1,478,468
Helmerich & Payne, Inc.	19,749	884,163
Noble Corp. PLC (A)	22,913	1,197,663
TechnipFMC PLC (A)	17,516	321,243
Transocean, Ltd. (A)	144,258	1,269,470
Valaris, Ltd. (A)	12,658	972,134
Weatherford International PLC (A)	15,622	1,298,188
Oil, gas and consumable fuels – 4.4%
Antero Midstream Corp.	79,913	954,161
Chord Energy Corp.	8,348	1,309,300
Civitas Resources, Inc.	15,112	1,131,284
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Comstock Resources, Inc. (B)	29,213	$372,466
Denbury, Inc. (A)	10,505	923,495
DT Midstream, Inc.	21,651	1,158,762
EnLink Midstream LLC (A)	53,058	615,473
Kosmos Energy, Ltd. (A)	100,305	712,166
Magnolia Oil & Gas Corp., Class A	37,017	819,927
Matador Resources Company	7,720	429,464
Murphy Oil Corp.	31,876	1,379,275
PBF Energy, Inc., Class A	24,094	1,143,019
PDC Energy, Inc.	18,749	1,422,862
Peabody Energy Corp. (A)	26,402	592,461
Permian Resources Corp.	37,444	437,720
Range Resources Corp.	10,242	321,906
Scorpio Tankers, Inc.	12,294	578,310
SM Energy Company	25,194	914,290
Southwestern Energy Company (A)	234,709	1,520,914
Financials – 16.1%		60,338,332
Banks – 7.6%
Ameris Bancorp	15,198	663,393
Associated Banc-Corp.	33,409	633,101
Bank OZK	33,464	1,463,381
Cadence Bank	41,937	1,050,522
Columbia Banking System, Inc.	30,704	686,234
Community Bank System, Inc.	13,409	721,806
CVB Financial Corp.	29,991	565,930
First Financial Bankshares, Inc.	35,187	1,146,744
First Hawaiian, Inc.	29,576	611,927
First Interstate BancSystem, Inc., Class A	19,752	567,475
FNB Corp.	81,955	1,048,204
Glacier Bancorp, Inc.	25,738	841,633
Hancock Whitney Corp.	19,206	845,256
Home BancShares, Inc.	43,595	1,059,794
Independent Bank Corp.	10,405	626,901
New York Community Bancorp, Inc.	156,009	2,163,845
Old National Bancorp	67,573	1,150,768
PacWest Bancorp	27,280	253,704
Pinnacle Financial Partners, Inc.	19,685	1,494,092
Popular, Inc.	21,249	1,541,615
Prosperity Bancshares, Inc.	17,722	1,122,157
ServisFirst Bancshares, Inc.	11,898	710,073
SouthState Corp.	18,615	1,445,827
Synovus Financial Corp.	36,557	1,239,282
UMB Financial Corp.	9,129	648,159
United Bankshares, Inc.	34,231	1,144,685
United Community Banks, Inc.	26,465	769,338
Valley National Bancorp	101,763	1,044,088
Wintrust Financial Corp.	13,908	1,173,279
Capital markets – 2.0%
Affiliated Managers Group, Inc.	10,345	1,434,231
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Cohen & Steers, Inc.	6,263	$402,774
Evercore, Inc., Class A	7,154	966,219
Federated Hermes, Inc.	19,256	651,430
Hamilton Lane, Inc., Class A	8,003	707,705
Houlihan Lokey, Inc.	13,594	1,357,361
Janus Henderson Group PLC	43,305	1,271,002
Moelis & Company, Class A (B)	14,274	696,999
Consumer finance – 1.2%
Credit Acceptance Corp. (A)	1,408	783,693
FirstCash Holdings, Inc.	8,457	805,783
Nelnet, Inc., Class A	3,040	299,987
OneMain Holdings, Inc.	27,315	1,242,286
SLM Corp.	79,644	1,288,640
Financial services – 2.1%
Enact Holdings, Inc.	6,850	186,320
Essent Group, Ltd.	28,211	1,399,266
Euronet Worldwide, Inc. (A)	11,036	969,733
Jackson Financial, Inc., Class A	19,374	639,729
MGIC Investment Corp.	87,111	1,458,238
Radian Group, Inc.	46,146	1,242,712
Shift4 Payments, Inc., Class A (A)	10,476	722,739
TFS Financial Corp.	14,938	216,750
The Western Union Company	86,158	1,049,404
Insurance – 3.2%
American Equity Investment Life Holding Company	18,686	1,002,878
Assured Guaranty, Ltd.	13,731	820,839
Axis Capital Holdings, Ltd.	21,441	1,181,828
Brighthouse Financial, Inc. (A)	16,221	845,601
BRP Group, Inc., Class A (A)	15,129	376,863
Enstar Group, Ltd. (A)	2,797	715,696
First American Financial Corp.	23,456	1,486,641
Kemper Corp.	14,062	716,740
Lincoln National Corp.	5,191	145,556
RLI Corp.	10,295	1,373,456
Selective Insurance Group, Inc.	14,575	1,503,994
The Hanover Insurance Group, Inc.	8,743	992,156
White Mountains Insurance Group, Ltd.	614	949,870
Health care – 9.0%		33,520,085
Biotechnology – 2.8%
Alkermes PLC (A)	36,477	1,068,047
CRISPR Therapeutics AG (A)(B)	16,627	953,226
Cytokinetics, Inc. (A)	21,784	726,496
Denali Therapeutics, Inc. (A)	22,543	640,897
Exelixis, Inc. (A)	71,881	1,416,773
Halozyme Therapeutics, Inc. (A)	36,893	1,584,923
ImmunoGen, Inc. (A)	4,716	84,039
Intellia Therapeutics, Inc. (A)	17,646	746,955
Ionis Pharmaceuticals, Inc. (A)	30,898	1,280,104
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc. (A)	3,180	$652,854
Natera, Inc. (A)	19,635	887,895
PTC Therapeutics, Inc. (A)	13,539	546,163
Health care equipment and supplies – 1.8%
Envista Holdings Corp. (A)	9,440	324,830
Globus Medical, Inc., Class A (A)	17,284	1,041,707
Haemonetics Corp. (A)	11,458	1,056,886
Integra LifeSciences Holdings Corp. (A)	18,661	848,516
Lantheus Holdings, Inc. (A)	15,274	1,321,048
Merit Medical Systems, Inc. (A)	12,970	968,470
QuidelOrtho Corp. (A)	12,781	1,116,548
Health care providers and services – 2.7%
AMN Healthcare Services, Inc. (A)	9,550	1,023,283
Encompass Health Corp.	22,846	1,508,521
HealthEquity, Inc. (A)	19,107	1,298,130
Option Care Health, Inc. (A)	32,533	1,098,965
Premier, Inc., Class A	31,377	870,712
Select Medical Holdings Corp.	22,582	677,686
Surgery Partners, Inc. (A)(B)	15,200	587,176
Tenet Healthcare Corp. (A)	22,053	1,648,021
The Ensign Group, Inc.	14,024	1,358,505
Health care technology – 0.2%
Evolent Health, Inc., Class A (A)	22,929	696,812
Life sciences tools and services – 1.0%
10X Genomics, Inc., Class A (A)	19,242	1,211,861
Maravai LifeSciences Holdings, Inc., Class A (A)	20,383	230,532
Medpace Holdings, Inc. (A)	6,996	1,771,177
Sotera Health Company (A)	20,734	393,531
Syneos Health, Inc. (A)	2,014	85,414
Pharmaceuticals – 0.5%
Intra-Cellular Therapies, Inc. (A)	6,236	385,634
Organon & Company	13,996	307,632
Perrigo Company PLC	30,025	1,100,116
Industrials – 20.7%		77,584,479
Aerospace and defense – 2.0%
BWX Technologies, Inc.	20,006	1,380,414
Curtiss-Wright Corp.	9,576	1,832,463
Hexcel Corp.	18,865	1,333,378
Parsons Corp. (A)	8,992	444,385
Spirit AeroSystems Holdings, Inc., Class A	24,024	764,444
Woodward, Inc.	13,021	1,567,468
Air freight and logistics – 0.5%
GXO Logistics, Inc. (A)	25,326	1,698,615
Building products – 2.0%
AAON, Inc.	9,458	995,549
Armstrong World Industries, Inc.	12,579	973,111
Simpson Manufacturing Company, Inc.	10,531	1,663,898
The AZEK Company, Inc. (A)	24,819	774,353
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Trex Company, Inc. (A)	23,800	$1,645,532
UFP Industries, Inc.	15,484	1,591,136
Commercial services and supplies – 1.1%
Casella Waste Systems, Inc., Class A (A)	11,568	933,422
Driven Brands Holdings, Inc. (A)	14,057	363,655
MSA Safety, Inc.	9,160	1,520,560
Stericycle, Inc. (A)	20,584	874,614
UniFirst Corp.	3,366	546,302
Construction and engineering – 1.3%
API Group Corp. (A)	42,222	1,214,305
Comfort Systems USA, Inc.	7,753	1,348,789
Fluor Corp. (A)	31,545	977,264
MDU Resources Group, Inc.	48,026	1,062,335
Valmont Industries, Inc.	1,581	418,570
Electrical equipment – 1.6%
Acuity Brands, Inc.	8,707	1,438,745
Atkore, Inc. (A)	8,478	1,345,204
Encore Wire Corp.	3,922	669,446
EnerSys	9,100	985,712
Shoals Technologies Group, Inc., Class A (A)	30,296	786,484
Sunrun, Inc. (A)	46,420	881,052
Ground transportation – 1.4%
Hertz Global Holdings, Inc. (A)	32,398	545,906
Landstar System, Inc.	8,853	1,802,382
Ryder System, Inc.	10,539	1,076,559
Schneider National, Inc., Class B	12,581	387,621
XPO, Inc. (A)	22,939	1,588,296
Machinery – 4.1%
Allison Transmission Holdings, Inc.	26,652	1,564,206
Chart Industries, Inc. (A)	9,120	1,661,299
Crane Company (A)	12,279	1,150,420
Crane NXT Company	12,279	726,303
Flowserve Corp.	32,732	1,235,960
Franklin Electric Company, Inc.	8,803	869,912
Gates Industrial Corp. PLC (A)	23,604	321,486
Hillenbrand, Inc.	13,412	696,619
John Bean Technologies Corp.	8,226	1,016,816
Mueller Industries, Inc.	12,328	999,308
Oshkosh Corp.	14,962	1,377,551
Terex Corp.	14,817	868,721
The Timken Company	16,291	1,512,782
Watts Water Technologies, Inc., Class A	6,809	1,270,083
Marine transportation – 0.1%
Kirby Corp. (A)	3,251	264,891
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	7,256	352,859
Copa Holdings SA, Class A	6,291	742,464
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services – 3.3%
Alight, Inc., Class A (A)	67,307	$658,262
ASGN, Inc. (A)	13,079	998,189
Dun & Bradstreet Holdings, Inc.	58,838	695,465
ExlService Holdings, Inc. (A)	7,328	1,032,882
Exponent, Inc.	12,377	1,108,732
FTI Consulting, Inc. (A)	8,530	1,494,115
Insperity, Inc.	8,276	973,671
ManpowerGroup, Inc.	14,345	1,131,534
Maximus, Inc.	15,236	1,276,167
Paycor HCM, Inc. (A)	14,345	385,307
Science Applications International Corp.	13,117	1,591,617
TriNet Group, Inc. (A)	10,398	1,094,182
Trading companies and distributors – 3.0%
Air Lease Corp.	29,420	1,245,643
Applied Industrial Technologies, Inc.	8,534	1,237,345
Beacon Roofing Supply, Inc. (A)	10,785	923,951
Core & Main, Inc., Class A (A)	15,655	494,855
GATX Corp.	8,132	1,019,428
Herc Holdings, Inc.	5,692	761,760
MSC Industrial Direct Company, Inc., Class A	10,185	1,027,870
SiteOne Landscape Supply, Inc. (A)	9,537	1,621,290
Triton International, Ltd.	13,117	1,105,894
Univar Solutions, Inc. (A)	45,453	1,642,671
Information technology – 14.5%		54,231,446
Communications equipment – 0.4%
Calix, Inc. (A)	13,111	591,437
Lumentum Holdings, Inc. (A)	15,053	788,175
Electronic equipment, instruments and components – 4.2%
Advanced Energy Industries, Inc.	8,380	1,049,008
Avnet, Inc.	20,802	1,008,897
Badger Meter, Inc.	6,594	1,085,636
Belden, Inc.	9,485	916,630
Coherent Corp. (A)	26,643	1,261,812
Fabrinet (A)	8,346	1,031,899
Insight Enterprises, Inc. (A)	7,444	1,091,960
IPG Photonics Corp. (A)	6,655	874,800
Littelfuse, Inc.	6,056	1,844,658
National Instruments Corp.	32,668	1,927,412
Novanta, Inc. (A)	9,610	1,700,009
Sanmina Corp. (A)	13,093	804,696
Vontier Corp.	33,391	1,032,784
IT services – 0.5%
DXC Technology Company (A)	43,081	1,191,190
Kyndryl Holdings, Inc. (A)	46,592	636,447
Semiconductors and semiconductor equipment – 3.8%
Ambarella, Inc. (A)	9,635	803,752
Amkor Technology, Inc.	25,367	737,926
Axcelis Technologies, Inc. (A)	7,249	1,453,280
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Cirrus Logic, Inc. (A)	16,006	$1,293,285
Diodes, Inc. (A)	9,923	937,624
MACOM Technology Solutions Holdings, Inc. (A)	11,921	833,516
MKS Instruments, Inc.	2,895	316,047
Onto Innovation, Inc. (A)	10,781	1,340,294
Power Integrations, Inc.	15,015	1,458,557
Rambus, Inc. (A)	24,229	1,516,978
Silicon Laboratories, Inc. (A)	9,040	1,348,226
Synaptics, Inc. (A)	8,860	800,147
Universal Display Corp.	9,119	1,330,280
Software – 4.7%
Altair Engineering, Inc., Class A (A)	12,089	905,950
Box, Inc., Class A (A)	36,923	1,153,844
DoubleVerify Holdings, Inc. (A)	17,679	744,286
Elastic NV (A)	16,400	1,089,780
EngageSmart, Inc. (A)	6,396	121,268
Envestnet, Inc. (A)	12,512	775,494
Five9, Inc. (A)	5,242	459,986
Freshworks, Inc., Class A (A)	34,384	641,605
Guidewire Software, Inc. (A)	17,903	1,518,532
Informatica, Inc., Class A (A)	8,935	170,122
Instructure Holdings, Inc. (A)	4,150	112,756
NCR Corp. (A)	29,603	795,729
New Relic, Inc. (A)	12,049	1,011,875
Nutanix, Inc., Class A (A)	36,802	1,111,420
PowerSchool Holdings, Inc., Class A (A)	17,417	420,969
Qualys, Inc. (A)	8,492	1,178,690
Smartsheet, Inc., Class A (A)	28,353	1,258,873
SPS Commerce, Inc. (A)	8,232	1,484,970
Tenable Holdings, Inc. (A)	25,101	1,221,415
Teradata Corp. (A)	22,704	1,290,722
Workiva, Inc. (A)	2,415	254,275
Technology hardware, storage and peripherals – 0.9%
Super Micro Computer, Inc. (A)	10,602	3,501,523
Materials – 6.5%		24,335,677
Chemicals – 3.5%
Ashland, Inc.	14,281	1,304,712
Avient Corp.	19,951	808,614
Axalta Coating Systems, Ltd. (A)	46,701	1,494,432
Balchem Corp.	7,579	1,021,194
Cabot Corp.	12,198	866,058
Element Solutions, Inc.	50,285	1,053,974
HB Fuller Company	11,936	883,622
Huntsman Corp.	36,758	1,094,286
Livent Corp. (A)(B)	39,178	964,562
NewMarket Corp.	1,558	703,749
Quaker Chemical Corp.	3,121	625,386
The Chemours Company	40,785	1,508,229
The Scotts Miracle-Gro Company (B)	9,153	641,076
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Construction materials – 0.9%
Eagle Materials, Inc.	10,079	$1,858,265
Knife River Corp. (A)	11,949	519,423
Summit Materials, Inc., Class A (A)	25,801	933,480
Containers and packaging – 0.9%
Greif, Inc., Class A	5,865	433,834
Greif, Inc., Class B	983	77,726
O-I Glass, Inc. (A)	33,226	762,869
Silgan Holdings, Inc.	19,373	849,506
Sonoco Products Company	21,808	1,278,821
Metals and mining – 0.8%
ATI, Inc. (A)	27,463	1,309,436
Commercial Metals Company	25,408	1,453,846
U.S. Steel Corp.	13,540	345,270
Paper and forest products – 0.4%
Louisiana-Pacific Corp.	20,272	1,543,307
Real estate – 5.2%		19,497,249
Diversified REITs – 0.4%
Broadstone Net Lease, Inc.	40,947	667,436
Essential Properties Realty Trust, Inc.	34,386	844,176
Health care REITs – 0.6%
Medical Properties Trust, Inc.	132,292	1,334,826
Physicians Realty Trust	53,563	789,519
Hotel and resort REITs – 0.5%
Apple Hospitality REIT, Inc.	45,931	711,931
Ryman Hospitality Properties, Inc.	11,681	1,113,082
Industrial REITs – 0.6%
STAG Industrial, Inc.	38,826	1,409,384
Terreno Realty Corp.	17,858	1,059,694
Office REITs – 0.7%
Cousins Properties, Inc.	35,627	870,368
Kilroy Realty Corp.	24,058	858,871
Vornado Realty Trust	38,630	868,402
Real estate management and development – 0.2%
The Howard Hughes Corp. (A)	7,615	642,934
Residential REITs – 0.3%
Apartment Income REIT Corp.	34,196	1,181,130
Retail REITs – 1.2%
Agree Realty Corp.	17,269	1,118,686
Kite Realty Group Trust	49,218	1,126,108
Phillips Edison & Company, Inc.	27,092	956,619
Spirit Realty Capital, Inc.	31,651	1,276,485
Specialized REITs – 0.7%
National Storage Affiliates Trust	18,200	614,978
PotlatchDeltic Corp.	17,631	945,551
Rayonier, Inc.	33,426	1,107,069
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities – 3.6%		$13,450,225
Electric utilities – 1.3%
ALLETE, Inc.	12,772	733,496
Hawaiian Electric Industries, Inc.	25,733	987,890
IDACORP, Inc.	11,992	1,233,017
PNM Resources, Inc.	19,936	893,532
Portland General Electric Company	20,556	979,905
Gas utilities – 1.4%
National Fuel Gas Company	20,439	1,085,515
New Jersey Resources Corp.	22,354	999,224
ONE Gas, Inc.	12,222	967,127
Southwest Gas Holdings, Inc.	15,443	1,018,311
Spire, Inc.	11,728	745,549
UGI Corp.	17,579	474,457
Independent power and renewable electricity producers – 0.2%
Ormat Technologies, Inc.	11,043	897,796
Multi-utilities – 0.5%
Black Hills Corp.	14,943	901,511
NorthWestern Corp.	13,620	769,121
Water utilities – 0.2%
American States Water Company	8,639	763,774

SHORT-TERM INVESTMENTS – 0.4%		$1,318,472
(Cost $1,318,467)
Short-term funds – 0.4%		1,318,472
John Hancock Collateral Trust, 5.2927% (C)(D)	76,685	766,470

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.1769% (C)	552,002	552,002
Total investments (Multifactor Small Cap ETF) (Cost $321,466,780) 100.0%		$374,453,552
Other assets and liabilities, net 0.0%		153,988
Total net assets 100.0%		$374,607,540

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $4,805,772. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $4,149,420 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 7-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there  were no sales during the day or closing prices are not available, the securities are valued using  the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$37,488,817	$37,488,817	—	—
Austria	1,070,791	1,070,791	—	—
Belgium	4,664,273	4,664,273	—	—
Chile	345,229	345,229	—	—
Denmark	15,381,302	15,381,302	—	—
Finland	6,273,290	6,273,290	—	—
France	58,309,555	58,309,555	—	—
Germany	36,729,713	36,729,713	—	—
Hong Kong	10,937,214	10,937,214	—	—
Ireland	6,094,366	6,094,366	—	—
Israel	1,904,964	1,904,964	—	—
Italy	12,486,070	12,486,070	—	—
Japan	126,567,573	126,567,573	—	—
Luxembourg	1,510,478	1,510,478	—	—
Macau	105,287	105,287	—	—
Malaysia	217,331	217,331	—	—
Mexico	65,987	65,987	—	—
Netherlands	25,047,518	25,047,518	—	—
New Zealand	806,759	806,759	—	—
Norway	2,839,592	2,839,592	—	—
|	43

	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Portugal	$1,433,785	$1,433,785	—	—
Singapore	8,612,991	8,612,991	—	—
Spain	13,368,903	13,368,903	—	—
Sweden	14,025,794	14,025,794	—	—
Switzerland	52,651,055	52,651,055	—	—
United Arab Emirates	1	—	$1	—
United Kingdom	77,754,941	77,754,941	—	—
United States	51,230	51,230	—	—
Preferred securities	3,463,104	3,463,104	—	—
Rights	—	—	—	—
Short-term investments	1,645,255	1,645,255	—	—
Total investments in securities	$521,853,168	$521,853,167	$1	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$30,146,572	$30,146,572	—	—
Cayman Islands	234,197	234,197	—	—
Chile	3,213,367	3,213,367	—	—
China	156,816,190	156,816,190	—	—
Hong Kong	9,586,477	9,586,477	—	—
India	138,270,013	137,315,769	—	$954,244
Indonesia	16,968,369	16,968,369	—	—
Ireland	2,455,858	2,455,858	—	—
Malaysia	12,360,303	12,360,303	—	—
Mexico	20,363,219	20,363,219	—	—
Netherlands	336,770	336,770	—	—
Philippines	7,324,370	7,324,370	—	—
Poland	6,737,632	6,737,632	—	—
Russia	357,133	—	—	357,133
Saudi Arabia	24,157,231	24,157,231	—	—
South Africa	27,343,384	27,343,384	—	—
South Korea	93,142,944	93,142,944	—	—
Taiwan	115,146,562	115,146,562	—	—
Thailand	15,460,271	15,460,271	—	—
Turkey	3,720,814	3,720,814	—	—
United Kingdom	80,561	80,561	—	—
United States	925,430	925,430	—	—
Preferred securities	13,055,110	13,055,110	—	—
Rights	—	—	—	—
Short-term investments	980,662	980,662	—	—
Total investments in securities	$699,183,439	$697,872,062	—	$1,311,377

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$52,944,179	$52,944,179	—	—
Consumer discretionary	79,854,722	79,854,722	—	—
Consumer staples	51,408,094	51,408,094	—	—
Energy	37,182,219	37,182,219	—	—
Financials	109,049,741	109,049,741	—	—
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	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Health care	$98,737,532	$98,719,374	—	$18,158
Industrials	96,231,344	96,231,344	—	—
Information technology	182,038,728	182,038,728	—	—
Materials	32,949,472	32,949,472	—	—
Real estate	23,215,764	23,215,764	—	—
Utilities	30,365,895	30,365,895	—	—
Short-term investments	992,432	992,432	—	—
Total investments in securities	$794,970,122	$794,951,964	—	$18,158
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$103,777,055	$103,777,055	—	—
Consumer discretionary	420,926,753	420,926,753	—	—
Consumer staples	144,974,286	144,974,286	—	—
Energy	162,353,695	162,353,695	—	—
Financials	454,096,812	454,096,812	—	—
Health care	353,412,706	353,128,364	—	$284,342
Industrials	651,065,887	651,065,887	—	—
Information technology	454,032,003	454,032,003	—	—
Materials	216,203,588	216,203,588	—	—
Real estate	164,540,420	164,540,420	—	—
Utilities	177,290,770	177,290,770	—	—
Short-term investments	6,735,003	6,735,003	—	—
Total investments in securities	$3,309,408,978	$3,309,124,636	—	$284,342
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$373,135,080	$373,135,080	—	—
Short-term investments	1,318,472	1,318,472	—	—
Total investments in securities	$374,453,552	$374,453,552	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust	59,511	$17,292,826	$20,027,013	$(36,724,244)	$(979)	$192	$58,710	—	$594,808
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	9,183	$323,200	$3,577,611	$(3,808,585)	$(452)	$13	$25,294	—	$91,787
|	45

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Large Cap ETF
John Hancock Collateral Trust	35,912	$188,958	$1,102,757	$(932,730)	$(48)	$7	$7,206	—	$358,944
Multifactor Mid Cap ETF
John Hancock Collateral Trust	310,960	$1,147,133	$12,861,507	$(10,900,415)	$(297)	$117	$51,507	—	$3,108,045
Multifactor Small Cap ETF
John Hancock Collateral Trust	76,685	$619,623	$4,941,542	$(4,794,541)	$(208)	$54	$13,345	—	$766,470
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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